PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited)

Voya Intermediate Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 29.2%
Basic Materials : 1.0%
1,725,000
(1)
Anglo American
Capital PLC, 2.250%,
03/17/2028 $ 1,534,620
0.0
1,377,000
(1)
Anglo American
Capital PLC, 3.625%,
09/11/2024 1,355,925
0.0
1,168,000
(1)
Anglo American
Capital PLC, 4.750%,
03/16/2052 1,016,966
0.0
671,000
(1)
Anglo American
Capital PLC, 4.875%,
05/14/2025 665,907
0.0
4,048,000
(1)
Anglo American
Capital PLC, 5.500%,
05/02/2033 4,093,398
0.1
3,800,000  AngloGold Ashanti
Holdings PLC, 3.750%,
10/01/2030 3,312,531
0.0
2,269,000  BHP Billiton Finance
USA Ltd., 4.900%,
02/28/2033 2,321,559
0.0
3,146,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 3,261,113
0.0
4,617,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 4,790,194
0.1
944,000  BHP Billiton Finance
USA Ltd., 5.500%,
09/08/2053 1,030,912
0.0
4,505,000  Celulosa Arauco y
Constitucion SA,
3.875%,
11/02/2027 4,203,165
0.1
3,735,000
(1)
Cleveland-Cliffs, Inc.,
6.750%,
04/15/2030 3,792,258
0.1
5,200,000
(1)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 5,279,248
0.1
2,700,000
(1)
Corp Nacional del
Cobre de Chile,
6.300%,
09/08/2053 2,739,420
0.0
8,500,000
(1)
CSN Resources SA,
8.875%,
12/05/2030 8,864,650
0.1
1,420,000  FMC Corp., 5.150%,
05/18/2026 1,419,327
0.0
3,000,000
(1)
GC Treasury Center
Co. Ltd., 2.980%,
03/18/2031 2,524,560
0.0
1,625,000  GC Treasury Center
Co. Ltd., 4.400%,
03/30/2032 1,487,476
0.0
4,325,000
(1)
Novelis Corp., 4.750%,
01/30/2030 4,074,382
0.1
527,000  Nutrien Ltd., 5.800%,
03/27/2053 564,541
0.0
407,000  Nutrien Ltd., 5.875%,
12/01/2036 424,560
0.0
1,325,000
(1)
OCP SA, 3.750%,
06/23/2031 1,143,848
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
4,100,000  Olin Corp., 5.000%,
02/01/2030 $ 3,916,238
0.1
776,000  Rio Tinto Finance
USA PLC, 5.000%,
03/09/2033 806,416
0.0
3,754,000  Rio Tinto Finance
USA PLC, 5.125%,
03/09/2053 3,909,289
0.1
3,189,000  Steel Dynamics, Inc.,
1.650%,
10/15/2027 2,840,523
0.0
2,139,000  Steel Dynamics, Inc.,
2.400%,
06/15/2025 2,050,671
0.0
2,425,000  Suzano Austria GmbH,
3.750%,
01/15/2031 2,132,106
0.0
4,825,000  Suzano Austria GmbH,
6.000%,
01/15/2029 4,925,270
0.1
80,481,073
1.0
Communications : 2.5%
2,939,000  Amazon.com, Inc.,
2.100%,
05/12/2031 2,535,466
0.0
3,040,000  Amazon.com, Inc.,
2.875%,
05/12/2041 2,391,236
0.0
3,416,000  Amazon.com, Inc.,
3.150%,
08/22/2027 3,281,574
0.0
1,519,000  Amazon.com, Inc.,
4.100%,
04/13/2062 1,343,585
0.0
1,750,000  AT&T, Inc., 3.500%,
06/01/2041 1,390,849
0.0
2,404,000  AT&T, Inc., 3.500%,
09/15/2053 1,746,579
0.0
481,000  AT&T, Inc., 3.550%,
09/15/2055 346,159
0.0
8,203,000  AT&T, Inc., 3.650%,
09/15/2059 5,886,199
0.1
3,539,000  AT&T, Inc., 3.800%,
12/01/2057 2,633,732
0.0
649,000  AT&T, Inc., 4.500%,
05/15/2035 615,250
0.0
3,480,000  AT&T, Inc., 4.900%,
08/15/2037 3,364,606
0.0
6,536,000  Bell Telephone Co. of
Canada or Bell Canada,
5.100%,
05/11/2033 6,710,499
0.1
2,314,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 2,009,112
0.0
4,097,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.650%,
02/01/2034 4,322,047
0.1
4,012,000  Comcast Corp.,
1.950%,
01/15/2031 3,387,793
0.0
4,396,000  Comcast Corp.,
2.650%,
02/01/2030 3,959,055
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
2,856,000  Comcast Corp.,
3.200%,
07/15/2036 $ 2,402,973
0.0
3,023,000  Comcast Corp.,
3.900%,
03/01/2038 2,705,448
0.0
1,873,000  Comcast Corp.,
5.350%,
11/15/2027 1,937,061
0.0
8,557,000  Comcast Corp.,
5.500%,
05/15/2064 9,013,701
0.1
4,420,000
(1)
GCI LLC, 4.750%,
10/15/2028 4,059,939
0.1
4,245,000
(1)
Gray Television, Inc.,
7.000%,
05/15/2027 4,038,926
0.1
5,000,000
(1)
Match Group Holdings
II LLC, 3.625%,
10/01/2031 4,324,775
0.1
2,528,000  Meta Platforms, Inc.,
3.500%,
08/15/2027 2,462,933
0.0
7,870,000  Meta Platforms, Inc.,
4.450%,
08/15/2052 7,236,575
0.1
884,000  Meta Platforms, Inc.,
4.650%,
08/15/2062 823,952
0.0
6,909,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 7,572,251
0.1
2,160,000
(1)
NBN Co. Ltd., 1.450%,
05/05/2026 1,993,490
0.0
3,800,000
(1)
NBN Co. Ltd., 1.625%,
01/08/2027 3,469,647
0.0
4,617,000
(1)
NBN Co. Ltd., 6.000%,
10/06/2033 4,977,149
0.1
3,992,000  Netflix, Inc., 5.875%,
11/15/2028 4,212,690
0.1
1,257,000  Paramount Global,
4.200%,
05/19/2032 1,122,920
0.0
1,179,000  Paramount Global,
4.375%,
03/15/2043 872,507
0.0
2,046,000  Paramount Global,
4.950%,
01/15/2031 1,941,595
0.0
2,206,000  Paramount Global,
4.950%,
05/19/2050 1,790,138
0.0
2,025,000  Paramount Global,
5.850%,
09/01/2043 1,824,268
0.0
588,000  Paramount Global,
6.875%,
04/30/2036 597,281
0.0
4,305,000
(1)
Sirius XM Radio, Inc.,
5.500%,
07/01/2029 4,166,874
0.1
4,944,000  Sprint Capital Corp.,
6.875%,
11/15/2028 5,360,364
0.1
8,010,000  Sprint Capital Corp.,
8.750%,
03/15/2032 9,895,858
0.1
4,365,000  Telecom Italia Capital
SA, 7.721%,
06/04/2038 4,450,406
0.1
5,387,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 4,667,390
0.1
2,829,000  Time Warner Cable
LLC, 5.875%,
11/15/2040 2,564,600
0.0
2,569,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 2,319,349
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
642,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 $ 608,783
0.0
1,948,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 1,755,711
0.0
7,173,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 6,565,983
0.1
5,747,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 5,451,385
0.1
1,048,000  T-Mobile USA, Inc.,
4.375%,
04/15/2040 946,405
0.0
899,000  T-Mobile USA, Inc.,
4.500%,
04/15/2050 795,151
0.0
3,697,000  T-Mobile USA, Inc.,
5.800%,
09/15/2062 3,969,074
0.1
3,615,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 3,968,397
0.1
4,595,000
(1)
Univision
Communications, Inc.,
4.500%,
05/01/2029 4,105,093
0.1
311,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 255,940
0.0
315,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 271,696
0.0
1,312,000  Verizon
Communications, Inc.,
3.400%,
03/22/2041 1,045,131
0.0
3,610,000  Verizon
Communications, Inc.,
3.850%,
11/01/2042 3,025,305
0.0
2,775,000  Verizon
Communications, Inc.,
4.272%,
01/15/2036 2,615,229
0.0
1,361,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 1,310,346
0.0
4,650,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 4,500,407
0.1
3,657,000  Verizon
Communications, Inc.,
6.550%,
09/15/2043 4,212,104
0.1
4,085,000
(1)
Viasat, Inc., 5.625%,
04/15/2027 3,956,547
0.0
4,660,000
(1)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 4,165,485
0.1
1,625,000  Vodafone Group PLC,
5.750%,
02/10/2063 1,650,925
0.0
4,860,000
(1)
Zayo Group Holdings,
Inc., 4.000%,
03/01/2027 3,901,582
0.0
207,805,480
2.5
Consumer, Cyclical : 1.9%
399,073  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 373,934
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
2,056,027  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 $ 1,919,481
0.0
776,350  American Airlines Pass
Through Trust 2016-2,
A, 3.650%,
12/15/2029 694,978
0.0
2,618,409  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 2,387,666
0.0
5,126,992  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 4,636,127
0.1
1,076,679  American Airlines
Pass Through Trust
2019-1, AA, 3.150%,
08/15/2033 943,966
0.0
4,028,000  American Honda
Finance Corp., 4.700%,
01/12/2028 4,064,397
0.1
2,177,000  American Honda
Finance Corp., 5.650%,
11/15/2028 2,280,293
0.0
2,921,000  American Honda
Finance Corp., GMTN,
5.125%,
07/07/2028 3,005,978
0.0
3,521,000  American Honda
Finance Corp., GMTN,
5.850%,
10/04/2030 3,754,629
0.1
4,430,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 4,140,364
0.1
1,443,000  AutoZone, Inc., 6.250%,
11/01/2028 1,534,360
0.0
4,405,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 4,438,879
0.1
2,791,000
(1)
BMW US Capital LLC,
5.150%,
08/11/2033 2,881,146
0.0
3,506,922  Delta Air Lines Pass
Through Trust 20-1, A,
2.500%,
12/10/2029 3,096,025
0.0
1,157,644  Delta Air Lines Pass
Through Trust 2015-1,
AA, 3.625%,
01/30/2029 1,092,033
0.0
685,049
(1)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 674,125
0.0
3,850,000  Ford Motor Co.,
6.100%,
08/19/2032 3,882,837
0.1
3,720,000  Ford Motor Credit
Co. LLC, 5.113%,
05/03/2029 3,620,860
0.0
2,333,000  General Motors Co.,
6.125%,
10/01/2025 2,365,039
0.0
1,732,000  General Motors
Financial Co., Inc.,
4.350%,
01/17/2027 1,698,521
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
3,330,000  General Motors
Financial Co., Inc.,
5.800%,
01/07/2029 $ 3,410,006
0.0
1,982,000  General Motors
Financial Co., Inc.,
5.850%,
04/06/2030 2,045,534
0.0
4,340,000
(1)
H&E Equipment
Services, Inc., 3.875%,
12/15/2028 3,949,489
0.1
3,568,000  Home Depot, Inc.,
4.900%,
04/15/2029 3,667,477
0.0
3,050,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 3,110,992
0.0
5,138,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 5,342,354
0.1
3,473,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 3,669,312
0.0
1,692,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 1,429,326
0.0
2,043,000  Lowe's Cos., Inc.,
5.750%,
07/01/2053 2,166,818
0.0
1,554,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 1,630,352
0.0
5,000,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 4,058,683
0.1
1,978,000  McDonald's Corp.,
5.450%,
08/14/2053 2,106,564
0.0
1,454,600
(1)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 1,459,791
0.0
4,690,000
(1)
Sonic Automotive, Inc.,
4.875%,
11/15/2031 4,185,671
0.1
2,152,000  Target Corp., 4.800%,
01/15/2053 2,137,885
0.0
945,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 800,091
0.0
4,610,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 4,168,712
0.1
4,020,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 4,236,568
0.1
1,503,000  Toyota Motor Credit
Corp., MTN, 1.900%,
01/13/2027 1,398,877
0.0
5,032,000  Toyota Motor Credit
Corp., MTN, 4.550%,
09/20/2027 5,074,242
0.1
1,268,734  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 1,285,983
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
4,116,095  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 $ 3,685,448
0.1
752,712  United Airlines Pass
Through Trust 2018-1,
AA, 3.500%,
09/01/2031 687,164
0.0
2,325,000
(1)
United Airlines, Inc.,
4.625%,
04/15/2029 2,176,852
0.0
3,074,739  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 3,076,082
0.0
198,955  US Airways Pass
Through Trust 2012-2,
A, 4.625%,
12/03/2026 193,560
0.0
3,487,000
(1)
Volkswagen Group of
America Finance LLC,
5.900%,
09/12/2033 3,622,571
0.0
4,943,000  Walmart, Inc., 4.000%,
04/15/2030 4,934,801
0.1
9,092,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 8,715,048
0.1
4,504,000  Warnermedia
Holdings, Inc., 5.050%,
03/15/2042 3,972,889
0.1
6,142,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 5,275,645
0.1
1,163,000  Warnermedia
Holdings, Inc., 5.391%,
03/15/2062 997,227
0.0
3,925,000
(1)
ZF North America
Capital, Inc., 7.125%,
04/14/2030 4,187,814
0.1
156,345,466
1.9
Consumer, Non-cyclical : 5.2%
3,670,000  AbbVie, Inc., 2.600%,
11/21/2024 3,587,056
0.1
2,610,000  AbbVie, Inc., 3.200%,
11/21/2029 2,441,017
0.0
2,351,000  AbbVie, Inc., 4.050%,
11/21/2039 2,124,103
0.0
7,016,000  AbbVie, Inc., 4.300%,
05/14/2036 6,726,413
0.1
5,481,000  AbbVie, Inc., 4.500%,
05/14/2035 5,364,123
0.1
1,059,000  AbbVie, Inc., 4.550%,
03/15/2035 1,039,008
0.0
674,000  AbbVie, Inc., 4.625%,
10/01/2042 638,758
0.0
4,305,000
(1)
ADT Security Corp.,
4.125%,
08/01/2029 3,966,412
0.1
2,339,000  Aetna, Inc., 6.625%,
06/15/2036 2,623,065
0.0
4,460,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 4,054,818
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
3,028,000  Altria Group, Inc.,
6.200%,
11/01/2028 $ 3,178,368
0.0
2,610,000  Amgen, Inc., 2.770%,
09/01/2053 1,677,075
0.0
2,165,000  Amgen, Inc., 4.400%,
02/22/2062 1,830,184
0.0
2,277,000  Amgen, Inc., 5.250%,
03/02/2033 2,335,282
0.0
8,933,000  Amgen, Inc., 5.600%,
03/02/2043 9,236,306
0.1
4,800,000  Amgen, Inc., 5.650%,
03/02/2053 5,053,670
0.1
3,126,000  Amgen, Inc., 5.750%,
03/02/2063 3,283,545
0.0
2,994,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
02/01/2046 2,937,167
0.0
4,324,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.450%,
01/23/2039 4,563,404
0.1
265,000  BAT Capital Corp.,
3.557%,
08/15/2027 253,074
0.0
2,393,000  BAT Capital Corp.,
3.734%,
09/25/2040 1,761,679
0.0
1,771,000  BAT Capital Corp.,
4.390%,
08/15/2037 1,485,392
0.0
2,482,000  BAT Capital Corp.,
6.421%,
08/02/2033 2,599,147
0.0
2,657,000  BAT Capital Corp.,
7.079%,
08/02/2043 2,824,357
0.0
3,704,000  BAT Capital Corp.,
7.081%,
08/02/2053 3,963,525
0.1
4,315,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 4,335,881
0.1
1,474,000  Bristol-Myers
Squibb Co., 4.125%,
06/15/2039 1,329,085
0.0
2,338,000  Bristol-Myers
Squibb Co., 6.250%,
11/15/2053 2,677,899
0.0
3,042,000  Bristol-Myers
Squibb Co., 6.400%,
11/15/2063 3,527,901
0.1
2,552,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 2,092,764
0.0
2,183,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 1,899,504
0.0
4,313,000
(1)
Cargill, Inc., 2.125%,
11/10/2031 3,602,297
0.1
1,790,000  Centene Corp., 2.625%,
08/01/2031 1,487,306
0.0
25,057,000  Centene Corp., 3.000%,
10/15/2030 21,732,023
0.3
3,190,000  Centene Corp., 4.625%,
12/15/2029 3,062,344
0.0
1,405,000  Central Garden &
Pet Co., 4.125%,
10/15/2030 1,279,417
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
3,471,000  Cigna Group, 3.250%,
04/15/2025 $ 3,388,928
0.1
7,297,000  Cigna Group, 4.800%,
08/15/2038 7,062,179
0.1
1,398,000
(1)
CSL Finance PLC,
4.950%,
04/27/2062 1,318,421
0.0
4,475,000  CVS Health Corp.,
2.700%,
08/21/2040 3,193,049
0.0
2,465,000  CVS Health Corp.,
3.875%,
07/20/2025 2,423,151
0.0
3,492,000  CVS Health Corp.,
4.125%,
04/01/2040 3,002,028
0.0
2,326,000  CVS Health Corp.,
4.780%,
03/25/2038 2,205,081
0.0
5,277,000  CVS Health Corp.,
5.050%,
03/25/2048 4,940,192
0.1
690,000  CVS Health Corp.,
5.300%,
06/01/2033 708,382
0.0
2,253,000  CVS Health Corp.,
6.000%,
06/01/2063 2,393,453
0.0
7,379,000
(1)
Danone SA, 2.947%,
11/02/2026 7,064,173
0.1
4,950,000
(1)
DaVita, Inc., 3.750%,
02/15/2031 4,073,258
0.1
4,395,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 3,840,680
0.1
1,778,000  Elevance Health, Inc.,
4.900%,
02/08/2026 1,774,859
0.0
1,960,000  Estee Lauder Cos., Inc.,
4.650%,
05/15/2033 1,969,810
0.0
2,801,000
(1)
Fresenius Medical Care
US Finance III, Inc.,
1.875%,
12/01/2026 2,531,826
0.0
10,098,000  Global Payments, Inc.,
1.200%,
03/01/2026 9,281,366
0.1
3,389,000  Global Payments, Inc.,
5.950%,
08/15/2052 3,460,765
0.1
1,282,000  HCA, Inc., 2.375%,
07/15/2031 1,057,149
0.0
2,570,000  HCA, Inc., 3.125%,
03/15/2027 2,437,263
0.0
1,245,000  HCA, Inc., 3.500%,
09/01/2030 1,128,960
0.0
8,542,000  HCA, Inc., 4.125%,
06/15/2029 8,172,798
0.1
3,544,000  HCA, Inc., 4.375%,
03/15/2042 2,998,411
0.0
3,076,000  HCA, Inc., 4.500%,
02/15/2027 3,041,585
0.0
1,449,000  HCA, Inc., 5.250%,
04/15/2025 1,448,305
0.0
2,509,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 1.500%,
06/01/2025 2,383,181
0.0
2,509,000  Humana, Inc., 5.950%,
03/15/2034 2,686,519
0.0
4,027,000  J M Smucker Co.,
6.500%,
11/15/2043 4,491,591
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
3,259,000  Johnson & Johnson,
3.625%,
03/03/2037 $ 3,000,561
0.0
5,044,000  Kenvue, Inc., 4.900%,
03/22/2033 5,201,486
0.1
2,085,000  Kenvue, Inc., 5.050%,
03/22/2028 2,137,321
0.0
1,734,000  Kenvue, Inc., 5.100%,
03/22/2043 1,800,476
0.0
3,660,000  Kenvue, Inc., 5.200%,
03/22/2063 3,830,941
0.1
3,255,000  Kraft Heinz Foods Co.,
6.875%,
01/26/2039 3,757,269
0.1
2,495,000
(1)
Mars, Inc., 3.875%,
04/01/2039 2,193,016
0.0
3,221,000  McKesson Corp.,
5.250%,
02/15/2026 3,221,125
0.0
4,875,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 4,413,602
0.1
4,301,000  Medtronic Global
Holdings SCA, 4.500%,
03/30/2033 4,304,358
0.1
1,170,000  Merck & Co., Inc.,
4.500%,
05/17/2033 1,179,085
0.0
2,012,000  Merck & Co., Inc.,
4.900%,
05/17/2044 2,036,617
0.0
2,858,000  Merck & Co., Inc.,
5.000%,
05/17/2053 2,940,925
0.0
2,983,000  Merck & Co., Inc.,
5.150%,
05/17/2063 3,113,774
0.0
10,375,000
(1)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 11,024,579
0.1
1,416,000  Molson Coors
Beverage Co., 4.200%,
07/15/2046 1,208,674
0.0
2,889,000
(1)
Nestle Holdings, Inc.,
3.900%,
09/24/2038 2,652,325
0.0
3,573,000
(1)
Nestle Holdings, Inc.,
4.125%,
10/01/2027 3,556,110
0.1
4,220,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 4.125%,
04/30/2028 3,888,274
0.1
5,271,000  PayPal Holdings, Inc.,
2.300%,
06/01/2030 4,610,143
0.1
7,861,000  PayPal Holdings, Inc.,
5.250%,
06/01/2062 7,800,466
0.1
3,667,000  PepsiCo, Inc., 5.125%,
11/10/2026 3,746,728
0.1
2,350,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 2,367,566
0.0
9,947,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 9,972,988
0.1
281,000  Pfizer Investment
Enterprises Pte Ltd.,
5.110%,
05/19/2043 280,171
0.0
4,353,000  Pfizer Investment
Enterprises Pte Ltd.,
5.300%,
05/19/2053 4,447,210
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
12,502,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 $ 12,632,370
0.2
1,431,000  Philip Morris
International, Inc.,
5.375%,
02/15/2033 1,468,499
0.0
2,580,000  Philip Morris
International, Inc.,
5.625%,
09/07/2033 2,695,928
0.0
3,850,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 3,545,457
0.1
4,410,000
(1)
Post Holdings, Inc.,
5.500%,
12/15/2029 4,253,943
0.1
4,380,000
(1)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 4,040,759
0.1
1,150,000  Quest Diagnostics, Inc.,
2.800%,
06/30/2031 1,002,926
0.0
1,030,000  Quest Diagnostics, Inc.,
2.950%,
06/30/2030 922,464
0.0
2,469,000  Quest Diagnostics, Inc.,
6.400%,
11/30/2033 2,739,357
0.0
3,855,000  Reynolds American,
Inc., 5.850%,
08/15/2045 3,615,517
0.1
4,296,000
(1)
Roche Holdings, Inc.,
5.338%,
11/13/2028 4,458,022
0.1
7,106,000
(1)
Roche Holdings, Inc.,
5.489%,
11/13/2030 7,505,636
0.1
1,859,000
(1)
Roche Holdings, Inc.,
5.593%,
11/13/2033 2,005,476
0.0
1,626,000  Royalty Pharma PLC,
1.200%,
09/02/2025 1,517,909
0.0
2,055,000  Royalty Pharma PLC,
1.750%,
09/02/2027 1,843,737
0.0
1,466,000  Royalty Pharma PLC,
2.200%,
09/02/2030 1,232,849
0.0
4,423,000  Royalty Pharma PLC,
3.300%,
09/02/2040 3,326,586
0.1
2,025,000  Royalty Pharma PLC,
3.350%,
09/02/2051 1,370,923
0.0
1,749,000  S&P Global, Inc.,
1.250%,
08/15/2030 1,432,687
0.0
5,049,000  S&P Global, Inc.,
2.700%,
03/01/2029 4,672,577
0.1
3,423,000  S&P Global, Inc.,
2.900%,
03/01/2032 3,056,850
0.0
1,626,000
(1)
S&P Global, Inc.,
5.250%,
09/15/2033 1,702,390
0.0
4,774,000  Thermo Fisher
Scientific, Inc., 4.977%,
08/10/2030 4,893,838
0.1
3,809,000  Thermo Fisher
Scientific, Inc., 5.000%,
01/31/2029 3,911,636
0.1
3,588,000  Thermo Fisher
Scientific, Inc., 5.086%,
08/10/2033 3,741,488
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,914,000  Thermo Fisher
Scientific, Inc., 5.404%,
08/10/2043 $ 2,026,380
0.0
2,461,000
(1)
Triton Container
International Ltd.,
2.050%,
04/15/2026 2,255,260
0.0
1,814,000
(1)
Triton Container
International Ltd.,
3.150%,
06/15/2031 1,453,930
0.0
1,874,000  Unilever Capital Corp.,
5.000%,
12/08/2033 1,945,282
0.0
1,470,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 1,113,980
0.0
748,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 584,925
0.0
2,117,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 1,800,586
0.0
1,590,000  UnitedHealth Group,
Inc., 3.750%,
10/15/2047 1,311,478
0.0
2,182,000  UnitedHealth Group,
Inc., 4.200%,
05/15/2032 2,136,290
0.0
1,905,000  UnitedHealth Group,
Inc., 5.050%,
04/15/2053 1,926,208
0.0
3,168,000  UnitedHealth Group,
Inc., 5.200%,
04/15/2063 3,237,456
0.0
2,190,000  UnitedHealth Group,
Inc., 5.875%,
02/15/2053 2,482,360
0.0
3,434,000  Viatris, Inc., 2.700%,
06/22/2030 2,909,001
0.0
8,805,000  Viatris, Inc., 3.850%,
06/22/2040 6,557,211
0.1
2,851,000  Zimmer Biomet
Holdings, Inc., 5.350%,
12/01/2028 2,939,215
0.0
438,005,908
5.2
Energy : 2.8%
2,775,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 2,671,086
0.0
4,114,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 2,852,951
0.0
1,754,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 1,785,479
0.0
3,175,000
(2)
BP Capital Markets
PLC, 4.875%,
12/31/2199 3,025,529
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,209,000  Cenovus Energy, Inc.,
5.400%,
06/15/2047 $ 1,144,098
0.0
4,203,000
(1)
Cheniere Energy
Partners L.P., 5.950%,
06/30/2033 4,320,642
0.1
1,562,000
(1)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 1,613,340
0.0
2,016,000  ConocoPhillips Co.,
5.300%,
05/15/2053 2,073,753
0.0
3,795,000  ConocoPhillips Co.,
5.550%,
03/15/2054 4,032,780
0.1
3,837,000  ConocoPhillips Co.,
5.700%,
09/15/2063 4,158,418
0.1
3,850,000
(1)
Crescent Energy
Finance LLC, 9.250%,
02/15/2028 3,997,590
0.1
3,975,000
(1)
Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp., 5.625%,
05/01/2027 3,964,070
0.1
6,285,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 5,084,655
0.1
836,000  Diamondback
Energy, Inc., 6.250%,
03/15/2033 893,734
0.0
4,425,000
(1)
DT Midstream, Inc.,
4.375%,
06/15/2031 3,997,054
0.1
8,250,000  Ecopetrol SA, 6.875%,
04/29/2030 8,162,344
0.1
2,175,000  Ecopetrol SA, 8.625%,
01/19/2029 2,326,230
0.0
3,450,000
(1)
EIG Pearl Holdings Sarl,
3.545%,
08/31/2036 3,014,437
0.0
2,900,000  EIG Pearl Holdings Sarl,
3.545%,
08/31/2036 2,533,875
0.0
7,100,000  Empresa Nacional
del Petroleo, 3.750%,
08/05/2026 6,756,821
0.1
400,000
(1)
Empresa Nacional
del Petroleo, 3.750%,
08/05/2026 380,666
0.0
1,431,000  Enbridge, Inc., 5.700%,
03/08/2033 1,487,980
0.0
5,373,000
(2)
Enbridge, Inc. 20-A,
5.750%,
07/15/2080 4,966,398
0.1
325,000  Energy Transfer L.P.,
4.250%,
04/01/2024 323,819
0.0
444,000  Energy Transfer L.P.,
4.900%,
03/15/2035 423,639
0.0
2,108,000  Energy Transfer L.P.,
5.000%,
05/15/2050 1,882,777
0.0
4,946,000  Energy Transfer L.P.,
5.300%,
04/01/2044 4,561,269
0.1
1,003,000  Energy Transfer L.P.,
5.350%,
05/15/2045 933,709
0.0
554,000  Energy Transfer L.P.,
6.000%,
06/15/2048 559,431
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
3,327,000  Energy Transfer L.P.,
6.550%,
12/01/2033 $ 3,615,268
0.1
2,704,000  Energy Transfer
L.P. 20Y, 5.800%,
06/15/2038 2,722,085
0.0
3,800,000
(1)
EnLink Midstream LLC,
6.500%,
09/01/2030 3,884,022
0.1
2,292,000
(2)
Enterprise Products
Operating LLC D,
8.638%, (TSFR3M +
3.248%),
08/16/2077 2,281,635
0.0
2,642,000  Equinor ASA, 3.125%,
04/06/2030 2,482,118
0.0
700,788
(1)
Galaxy Pipeline Assets
Bidco Ltd., 2.160%,
03/31/2034 610,233
0.0
933,120
(1)
Galaxy Pipeline Assets
Bidco Ltd., 2.940%,
09/30/2040 772,740
0.0
2,875,000
(1)
Greensaif Pipelines
Bidco Sarl, 6.129%,
02/23/2038 3,009,766
0.0
2,875,000
(1)
Greensaif Pipelines
Bidco Sarl, 6.510%,
02/23/2042 3,035,371
0.0
5,184,000  Hess Corp., 4.300%,
04/01/2027 5,133,062
0.1
4,045,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 3,914,105
0.1
3,900,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
8.375%,
11/01/2033 4,137,841
0.1
1,295,000  Kinder Morgan Energy
Partners L.P., 4.250%,
09/01/2024 1,283,589
0.0
2,141,000  Kinder Morgan Energy
Partners L.P., 5.000%,
03/01/2043 1,915,906
0.0
1,871,000  Kinder Morgan, Inc.,
4.800%,
02/01/2033 1,801,955
0.0
898,000  Kinder Morgan, Inc.,
5.050%,
02/15/2046 803,177
0.0
3,850,000  Marathon Petroleum
Corp., 5.125%,
12/15/2026 3,893,827
0.1
431,000  Marathon Petroleum
Corp., 6.500%,
03/01/2041 463,831
0.0
1,491,000  MPLX L.P., 1.750%,
03/01/2026 1,395,191
0.0
5,080,000  MPLX L.P., 4.000%,
03/15/2028 4,901,844
0.1
1,847,000
(1)
Northern Natural
Gas Co., 3.400%,
10/16/2051 1,303,498
0.0
1,885,000  Occidental Petroleum
Corp., 6.125%,
01/01/2031 1,959,283
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,859,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 $ 2,015,314
0.0
1,524,000  Occidental Petroleum
Corp., 7.500%,
05/01/2031 1,710,903
0.0
946,000  Occidental Petroleum
Corp., 8.500%,
07/15/2027 1,032,751
0.0
2,785,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 2,920,609
0.0
1,900,000  ONEOK, Inc., 5.850%,
01/15/2026 1,929,140
0.0
274,000  ONEOK, Inc., 6.100%,
11/15/2032 291,342
0.0
1,169,000  Ovintiv, Inc., 5.650%,
05/15/2028 1,193,625
0.0
1,566,000  Ovintiv, Inc., 6.250%,
07/15/2033 1,620,207
0.0
3,482,000  Ovintiv, Inc., 7.100%,
07/15/2053 3,835,312
0.1
750,000  Pertamina Persero PT,
5.625%,
05/20/2043 761,250
0.0
4,000,000
(1)
Petroleos del Peru SA,
4.750%,
06/19/2032 2,859,160
0.0
2,280,000  Petroleos del Peru SA,
4.750%,
06/19/2032 1,629,721
0.0
10,350,000  Petroleos Mexicanos,
5.950%,
01/28/2031 8,238,600
0.1
8,053,000  Petroleos Mexicanos,
6.700%,
02/16/2032 6,683,990
0.1
3,050,000  Petroleos Mexicanos,
10.000%,
02/07/2033 3,055,337
0.0
3,468,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.650%,
10/15/2025 3,433,003
0.0
2,025,000
(1)
QatarEnergy, 3.300%,
07/12/2051 1,483,849
0.0
5,250,000
(1)
Reliance Industries Ltd.,
3.625%,
01/12/2052 3,853,657
0.1
1,971,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 1,931,417
0.0
4,352,000  Sabine Pass
Liquefaction LLC,
5.000%,
03/15/2027 4,372,693
0.1
2,369,000  Schlumberger
Investment SA, 2.650%,
06/26/2030 2,129,048
0.0
1,381,000  Targa Resources Corp.,
4.950%,
04/15/2052 1,214,143
0.0
1,937,000  Targa Resources Corp.,
6.250%,
07/01/2052 2,002,837
0.0
5,837,000  Targa Resources Corp.,
6.500%,
03/30/2034 6,310,064
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
4,996,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 $ 4,859,634
0.1
3,850,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 3,853,801
0.1
9,065,000  Western Midstream
Operating L.P., 5.300%,
03/01/2048 7,901,744
0.1
10,875,000  Williams Cos., Inc.,
4.000%,
09/15/2025 10,680,493
0.1
233,052,565
2.8
Financial : 8.1%
4,863,000
(1)(2)
ABN AMRO Bank NV,
3.324%,
03/13/2037 3,887,348
0.1
513,000  Alexandria Real Estate
Equities, Inc., 3.550%,
03/15/2052 375,367
0.0
501,000  Alexandria Real Estate
Equities, Inc., 5.150%,
04/15/2053 484,067
0.0
6,559,000  Alleghany Corp.,
3.250%,
08/15/2051 4,971,185
0.1
3,339,000  Alleghany Corp.,
4.900%,
09/15/2044 3,238,434
0.0
1,468,000
(2)
American Express Co.,
4.990%,
05/01/2026 1,464,268
0.0
6,293,000
(2)
American Express Co.,
5.282%,
07/27/2029 6,426,485
0.1
1,264,000  American Homes 4
Rent L.P., 2.375%,
07/15/2031 1,043,647
0.0
1,310,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 1,174,122
0.0
3,691,000  American International
Group, Inc., 3.400%,
06/30/2030 3,402,642
0.0
4,541,000  American International
Group, Inc., 4.200%,
04/01/2028 4,427,919
0.1
5,840,000  American International
Group, Inc., 5.125%,
03/27/2033 5,930,322
0.1
2,537,000  American Tower Corp.,
3.650%,
03/15/2027 2,441,851
0.0
1,787,000  American Tower Corp.,
5.250%,
07/15/2028 1,816,750
0.0
3,872,000  American Tower Corp.,
5.550%,
07/15/2033 4,008,914
0.1
1,938,000  American Tower Corp.,
5.650%,
03/15/2033 2,015,324
0.0
2,547,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 2,671,313
0.0
4,433,000  Assurant, Inc., 3.700%,
02/22/2030 3,999,641
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,851,000  AvalonBay
Communities, Inc.,
5.300%,
12/07/2033 $ 2,967,913
0.0
4,559,000
(1)
Aviation Capital
Group LLC, 5.500%,
12/15/2024 4,536,830
0.1
2,400,000
(2)
Banco Bilbao Vizcaya
Argentaria SA, 7.883%,
11/15/2034 2,612,979
0.0
2,000,000  Banco Nacional de
Panama, 2.500%,
08/11/2030 1,498,440
0.0
3,750,000
(1)
Banco Nacional de
Panama, 2.500%,
08/11/2030 2,809,575
0.0
4,200,000  Banco Santander SA,
2.746%,
05/28/2025 4,055,919
0.1
5,000,000  Banco Santander SA,
6.938%,
11/07/2033 5,555,250
0.1
7,399,000
(2)
Bank of America Corp.,
1.734%,
07/22/2027 6,781,342
0.1
1,181,000
(2)
Bank of America Corp.,
2.299%,
07/21/2032 964,787
0.0
2,568,000
(2)
Bank of America Corp.,
2.482%,
09/21/2036 2,035,286
0.0
4,388,000
(2)
Bank of America Corp.,
2.572%,
10/20/2032 3,639,774
0.1
4,997,000
(2)
Bank of America Corp.,
2.687%,
04/22/2032 4,221,224
0.1
9,300,000
(2)
Bank of America Corp.,
3.419%,
12/20/2028 8,766,495
0.1
3,876,000
(2)
Bank of America Corp.,
3.846%,
03/08/2037 3,405,725
0.0
3,221,000
(2)
Bank of America Corp.,
5.202%,
04/25/2029 3,242,990
0.0
2,863,000
(2)
Bank of America Corp.,
5.288%,
04/25/2034 2,871,126
0.0
13,353,000
(2)
Bank of America Corp.,
5.872%,
09/15/2034 13,985,744
0.2
4,136,000
(2)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 3,925,454
0.1
1,968,000
(2)
Bank of America
Corp., MTN, 1.843%,
02/04/2025 1,960,482
0.0
1,495,000
(2)
Bank of America
Corp., MTN, 2.015%,
02/13/2026 1,436,980
0.0
4,896,000
(2)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 4,317,594
0.1
2,299,000
(2)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 2,130,832
0.0
4,396,000
(2)
Bank of America
Corp., MTN, 2.884%,
10/22/2030 3,903,814
0.1
3,188,000
(2)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 2,893,307
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
8,454,000
(2)
Bank of America
Corp., MTN, 4.271%,
07/23/2029 $ 8,168,853
0.1
2,980,000
(2)
Bank of America Corp.
N, 2.651%,
03/11/2032 2,517,697
0.0
8,029,000
(2)
Bank of America
Corp. RR, 4.375%,
12/31/2199 7,175,728
0.1
886,000
(2)
Bank of New York
Mellon Corp., MTN,
6.474%,
10/25/2034 981,795
0.0
6,667,000
(2)
Bank of Nova Scotia,
4.588%,
05/04/2037 5,969,281
0.1
4,995,000  Bank of Nova Scotia,
5.650%,
02/01/2034 5,182,329
0.1
6,605,000
(1)
Banque Federative
du Credit Mutuel SA,
4.935%,
01/26/2026 6,585,479
0.1
1,667,000
(1)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 1,451,550
0.0
6,326,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 4,980,886
0.1
695,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 595,906
0.0
3,592,000  Blue Owl Credit
Income Corp., 7.750%,
09/16/2027 3,706,655
0.1
2,536,000
(1)(2)
BNP Paribas SA,
5.894%,
12/05/2034 2,651,424
0.0
2,094,000
(1)
BPCE SA, 5.150%,
07/21/2024 2,076,468
0.0
4,317,000  Brookfield Finance, Inc.,
3.625%,
02/15/2052 3,083,699
0.0
4,614,000
(1)(2)
CaixaBank SA, 6.840%,
09/13/2034 4,876,896
0.1
3,593,000  Camden Property Trust,
5.850%,
11/03/2026 3,703,087
0.1
3,482,000  Canadian Imperial Bank
of Commerce, 6.092%,
10/03/2033 3,717,890
0.1
3,280,000
(2)
Capital One Financial
Corp., 1.878%,
11/02/2027 2,952,048
0.0
3,821,000
(2)
Charles Schwab Corp.,
5.643%,
05/19/2029 3,921,592
0.1
1,874,000
(2)
Charles Schwab Corp.
H, 4.000%,
12/31/2199 1,482,446
0.0
1,971,000  CI Financial Corp.,
4.100%,
06/15/2051 1,159,109
0.0
2,101,000
(2)
Citizens Bank NA/
Providence RI, 4.575%,
08/09/2028 1,995,851
0.0
4,234,000  Citizens Financial
Group, Inc., 2.500%,
02/06/2030 3,549,989
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
5,639,000
(2)
Citizens Financial
Group, Inc., 5.641%,
05/21/2037 $ 5,200,493
0.1
1,520,000
(1)
Commonwealth Bank
of Australia, 3.743%,
09/12/2039 1,199,348
0.0
4,485,000  Corebridge Financial,
Inc., 3.850%,
04/05/2029 4,230,675
0.1
4,296,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 3,886,528
0.1
3,280,000  Corebridge Financial,
Inc., 5.750%,
01/15/2034 3,355,172
0.0
2,734,000
(1)
Corebridge Financial,
Inc., 6.050%,
09/15/2033 2,850,949
0.0
6,315,000
(2)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 6,302,109
0.1
2,700,000
(1)
Corp Financiera de
Desarrollo SA, 2.400%,
09/28/2027 2,406,797
0.0
1,962,000  Credit Suisse AG/
New York NY, 1.250%,
08/07/2026 1,780,643
0.0
3,808,000  Credit Suisse AG/
New York NY, 5.000%,
07/09/2027 3,810,980
0.1
1,983,000  Crown Castle, Inc.,
2.100%,
04/01/2031 1,616,222
0.0
386,000  Crown Castle, Inc.,
2.500%,
07/15/2031 322,162
0.0
2,566,000  Crown Castle, Inc.,
2.900%,
03/15/2027 2,401,361
0.0
4,451,000  Crown Castle, Inc.,
4.800%,
09/01/2028 4,396,400
0.1
1,164,000  Crown Castle, Inc.,
5.100%,
05/01/2033 1,153,166
0.0
2,321,000  Crown Castle, Inc.,
5.600%,
06/01/2029 2,375,092
0.0
2,002,000  Crown Castle, Inc.,
5.800%,
03/01/2034 2,073,450
0.0
3,580,000  CubeSmart L.P.,
2.250%,
12/15/2028 3,164,690
0.0
2,407,000
(1)(2)
Depository Trust &
Clearing Corp. D,
3.375%,
12/31/2199 1,883,477
0.0
2,897,000  Discover Bank, 4.250%,
03/13/2026 2,808,547
0.0
2,404,000
(2)
Discover Bank, 5.974%,
08/09/2028 2,317,830
0.0
3,278,000
(2)
Discover Financial
Services, 7.964%,
11/02/2034 3,648,008
0.1
1,662,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 1,586,147
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,514,000
(2)
Fifth Third Bancorp,
6.339%,
07/27/2029 $ 2,618,556
0.0
6,749,000  First Horizon Bank,
5.750%,
05/01/2030 6,369,318
0.1
3,789,000
(2)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 4,023,022
0.1
1,030,000  Hartford Financial
Services Group, Inc.,
5.950%,
10/15/2036 1,097,259
0.0
5,651,000
(1)(2)
Hartford Financial
Services Group,
Inc. ICON, 7.766%,
(TSFR3M + 2.387%),
02/12/2067 4,855,605
0.1
3,980,000  Healthpeak OP LLC,
5.250%,
12/15/2032 4,026,480
0.1
2,116,000
(2)
HSBC Holdings PLC,
1.589%,
05/24/2027 1,941,689
0.0
9,069,000
(2)
HSBC Holdings PLC,
2.099%,
06/04/2026 8,636,856
0.1
6,688,000
(2)
HSBC Holdings PLC,
2.206%,
08/17/2029 5,842,585
0.1
4,759,000
(2)
HSBC Holdings PLC,
2.633%,
11/07/2025 4,641,485
0.1
3,307,000
(2)
HSBC Holdings PLC,
2.999%,
03/10/2026 3,207,822
0.0
1,835,000
(2)
Huntington Bancshares,
Inc., 2.487%,
08/15/2036 1,389,405
0.0
1,875,000
(2)
Huntington Bancshares,
Inc., 6.208%,
08/21/2029 1,934,499
0.0
679,000  Huntington National
Bank, 5.650%,
01/10/2030 685,524
0.0
2,565,000
(1)
Intact Financial Corp.,
5.459%,
09/22/2032 2,572,747
0.0
5,108,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 4,421,559
0.1
2,002,000  Invitation Homes
Operating Parternship
L.P., 5.450%,
08/15/2030 2,019,794
0.0
1,022,000  Invitation Homes
Operating Parternship
L.P., 5.500%,
08/15/2033 1,024,414
0.0
7,190,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 6,380,585
0.1
2,650,000  Jones Lang LaSalle,
Inc., 6.875%,
12/01/2028 2,808,167
0.0
2,607,000
(2)
JPMorgan Chase & Co.,
0.969%,
06/23/2025 2,546,525
0.0
3,479,000
(2)
JPMorgan Chase & Co.,
1.040%,
02/04/2027 3,198,778
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
3,444,000
(2)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 $ 3,121,688
0.0
3,798,000
(2)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 3,506,355
0.0
5,582,000
(2)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 4,952,091
0.1
3,784,000
(2)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 3,462,648
0.0
1,531,000
(2)
JPMorgan Chase & Co.,
2.595%,
02/24/2026 1,483,414
0.0
6,475,000
(2)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 6,094,764
0.1
2,503,000
(2)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 2,373,533
0.0
2,485,000
(2)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 2,437,088
0.0
3,659,000
(2)
JPMorgan Chase & Co.,
6.254%,
10/23/2034 3,968,435
0.1
1,568,000  KeyBank NA/
Cleveland OH, 4.900%,
08/08/2032 1,385,893
0.0
3,878,000
(2)
KeyCorp, MTN, 4.789%,
06/01/2033 3,563,143
0.0
1,287,000  Kite Realty Group L.P.,
4.000%,
10/01/2026 1,217,466
0.0
4,890,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 4,415,914
0.1
2,539,000
(1)
Liberty Mutual
Group, Inc., 3.950%,
05/15/2060 1,833,501
0.0
9,427,000
(2)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 9,469,403
0.1
4,022,000  Marsh & McLennan
Cos., Inc., 5.400%,
09/15/2033 4,237,816
0.1
5,323,000  Marsh & McLennan
Cos., Inc., 5.700%,
09/15/2053 5,796,905
0.1
3,912,000
(2)
Morgan Stanley,
0.790%,
05/30/2025 3,825,457
0.1
3,968,000
(2)
Morgan Stanley,
1.593%,
05/04/2027 3,657,599
0.1
5,414,000
(2)
Morgan Stanley,
2.188%,
04/28/2026 5,203,322
0.1
2,425,000
(2)
Morgan Stanley,
2.475%,
01/21/2028 2,251,862
0.0
1,722,000
(2)
Morgan Stanley,
3.591%,
07/22/2028 1,644,903
0.0
2,439,000
(2)
Morgan Stanley,
4.457%,
04/22/2039 2,259,198
0.0
3,225,000
(2)
Morgan Stanley,
5.297%,
04/20/2037 3,139,815
0.0
7,793,000
(2)
Morgan Stanley,
5.948%,
01/19/2038 7,884,406
0.1
1,334,000
(2)
Morgan Stanley,
6.296%,
10/18/2028 1,398,143
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
8,608,000
(2)
Morgan Stanley,
6.627%,
11/01/2034 $ 9,535,069
0.1
3,075,000
(2)
Morgan Stanley, GMTN,
0.791%,
01/22/2025 3,066,038
0.0
17,410,000
(2)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 15,910,225
0.2
2,750,000  Morgan Stanley, GMTN,
3.875%,
01/27/2026 2,694,723
0.0
1,986,000
(2)
Morgan Stanley, MTN,
2.720%,
07/22/2025 1,953,492
0.0
2,412,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 2,310,347
0.0
4,138,000
(2)
Morgan Stanley, MTN,
5.164%,
04/20/2029 4,164,100
0.1
4,249,000
(2)
Morgan Stanley, MTN,
5.250%,
04/21/2034 4,250,563
0.1
985,000
(2)
Morgan Stanley, MTN,
5.424%,
07/21/2034 1,000,132
0.0
5,135,000  MPT Operating
Partnership L.P. / MPT
Finance Corp., 3.500%,
03/15/2031 3,217,525
0.0
4,768,000  National Bank of
Canada, 5.600%,
12/18/2028 4,891,744
0.1
4,535,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 4,106,430
0.1
3,513,000
(2)
NatWest Group PLC,
5.808%,
09/13/2029 3,605,366
0.1
4,255,000  Navient Corp., 5.000%,
03/15/2027 4,112,010
0.1
1,070,000
(1)
New York Life
Insurance Co., 3.750%,
05/15/2050 857,653
0.0
2,175,000
(2)
Northern Trust Corp.,
3.375%,
05/08/2032 2,013,051
0.0
1,097,000
(1)
Northwestern Mutual
Life Insurance Co.,
3.450%,
03/30/2051 820,750
0.0
12,010,000
(2)
PartnerRe Finance
B LLC, 4.500%,
10/01/2050 10,255,326
0.1
2,118,000  Piedmont Operating
Partnership L.P.,
2.750%,
04/01/2032 1,473,813
0.0
2,078,000
(2)
PNC Financial Services
Group, Inc. U, 6.000%,
12/31/2199 1,973,088
0.0
8,311,000
(2)
PNC Financial Services
Group, Inc. W, 6.250%,
12/31/2199 7,768,023
0.1
726,000  Realty Income Corp.,
3.950%,
08/15/2027 706,391
0.0
10,656,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 8,546,743
0.1
1,792,000  Sabra Health Care L.P.,
3.200%,
12/01/2031 1,467,552
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
3,082,000
(2)
Santander UK Group
Holdings PLC, 2.469%,
01/11/2028 $ 2,811,128
0.0
2,290,000  Sixth Street Specialty
Lending, Inc., 6.950%,
08/14/2028 2,361,351
0.0
4,177,000
(2)
State Street Corp.,
5.684%,
11/21/2029 4,321,436
0.1
6,672,000
(2)
State Street Corp.,
6.123%,
11/21/2034 7,085,916
0.1
1,513,000
(1)
Teachers Insurance &
Annuity Association
of America, 3.300%,
05/15/2050 1,118,309
0.0
2,223,000
(1)
Teachers Insurance &
Annuity Association
of America, 4.900%,
09/15/2044 2,103,976
0.0
2,281,000
(2)
Truist Financial Corp.,
6.296%, (TSFR3M +
0.912%),
03/15/2028 2,078,285
0.0
1,384,000
(2)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 1,267,569
0.0
2,877,000
(2)
Truist Financial
Corp., MTN, 4.916%,
07/28/2033 2,680,721
0.0
15,458,000
(2)
Truist Financial
Corp., MTN, 5.867%,
06/08/2034 15,779,403
0.2
2,587,000
(2)
Truist Financial Corp.
N, 4.800%,
12/31/2199 2,384,809
0.0
3,025,000
(2)
Truist Financial Corp.
Q, 5.100%,
12/31/2199 2,756,394
0.0
3,180,000  UBS AG, 5.125%,
05/15/2024 3,157,711
0.0
3,853,000
(1)(2)
UBS Group AG,
1.364%,
01/30/2027 3,534,715
0.0
1,375,000
(1)(2)
UBS Group AG,
1.494%,
08/10/2027 1,243,038
0.0
3,222,000
(1)(2)
UBS Group AG,
2.193%,
06/05/2026 3,065,932
0.0
4,737,000
(1)(2)
UBS Group AG,
6.301%,
09/22/2034 5,018,172
0.1
2,719,000
(1)(2)
UBS Group AG,
9.250%,
12/31/2199 2,939,992
0.0
877,000
(1)(2)
UBS Group AG,
9.250%,
12/31/2199 974,141
0.0
4,370,000
(2)
US Bancorp, MTN,
4.967%,
07/22/2033 4,145,001
0.1
6,490,000
(2)
Wells Fargo & Co.,
5.389%,
04/24/2034 6,521,976
0.1
11,055,000
(2)
Wells Fargo & Co.,
6.491%,
10/23/2034 12,032,990
0.2
2,994,000
(2)
Wells Fargo & Co.,
MTN, 2.164%,
02/11/2026 2,882,910
0.0
5,017,000
(2)
Wells Fargo & Co.,
MTN, 2.393%,
06/02/2028 4,597,386
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
5,247,000
(2)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 $ 5,008,204
0.1
3,547,000
(2)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 3,511,336
0.0
1,397,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 1,391,130
0.0
4,405,000
(1)
XHR L.P., 4.875%,
06/01/2029 4,059,780
0.1
677,917,666
8.1
Industrial : 2.6%
2,571,000  Avnet, Inc., 5.500%,
06/01/2032 2,546,085
0.0
2,611,000  Avnet, Inc., 6.250%,
03/15/2028 2,706,690
0.0
4,500,000  Berry Global, Inc.,
1.650%,
01/15/2027 4,054,755
0.1
3,395,000  Boeing Co., 3.250%,
02/01/2028 3,223,116
0.0
3,884,000  Boeing Co., 3.250%,
02/01/2035 3,278,108
0.0
1,177,000  Boeing Co., 3.625%,
02/01/2031 1,093,756
0.0
791,000  Boeing Co., 3.850%,
11/01/2048 615,671
0.0
3,324,000  Boeing Co., 4.875%,
05/01/2025 3,310,146
0.0
3,715,000  Boeing Co., 5.150%,
05/01/2030 3,784,007
0.1
2,865,000  Boeing Co., 5.705%,
05/01/2040 2,965,179
0.0
3,937,000  Boeing Co., 5.805%,
05/01/2050 4,079,722
0.1
2,916,000  Boeing Co., 5.930%,
05/01/2060 3,024,719
0.0
3,103,000  Burlington Northern
Santa Fe LLC, 3.900%,
08/01/2046 2,641,723
0.0
216,000  Burlington Northern
Santa Fe LLC, 4.400%,
03/15/2042 199,772
0.0
1,326,000  Burlington Northern
Santa Fe LLC, 4.450%,
03/15/2043 1,233,829
0.0
2,371,000  Burlington Northern
Santa Fe LLC, 5.150%,
09/01/2043 2,428,825
0.0
3,814,000  Burlington Northern
Santa Fe LLC, 5.200%,
04/15/2054 3,974,014
0.1
1,950,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 1,757,801
0.0
787,000  Carrier Global Corp.,
2.722%,
02/15/2030 704,488
0.0
1,262,000
(1)
Carrier Global Corp.,
5.900%,
03/15/2034 1,365,490
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
4,110,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 $ 3,981,747
0.1
4,250,000
(2)
Cemex SAB de CV,
5.125%,
12/31/2199 4,038,966
0.1
4,625,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 4,769,904
0.1
3,375,000
(1)
Embraer Netherlands
Finance BV, 7.000%,
07/28/2030 3,541,472
0.1
3,910,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 3,998,444
0.1
4,545,000
(1)
Energizer Holdings,
Inc., 4.375%,
03/31/2029 4,073,802
0.1
1,354,000  FedEx Corp., 4.550%,
04/01/2046 1,214,706
0.0
2,524,624  FedEx Corp. Class AA
Pass Through Trust
20-1, AA, 1.875%,
08/20/2035 2,104,625
0.0
2,097,000  Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 2,192,206
0.0
4,736,000  GATX Corp., 6.900%,
05/01/2034 5,217,067
0.1
4,825,000  HEICO Corp., 5.250%,
08/01/2028 4,929,701
0.1
1,195,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 1,136,862
0.0
1,616,000  Ingersoll Rand, Inc.,
5.700%,
08/14/2033 1,710,501
0.0
7,572,000  John Deere Capital
Corp., MTN, 4.700%,
06/10/2030 7,699,096
0.1
3,608,000  John Deere Capital
Corp., MTN, 4.750%,
01/20/2028 3,669,758
0.1
2,959,000  Lennox International,
Inc., 5.500%,
09/15/2028 3,040,720
0.0
1,465,000  Lockheed Martin Corp.,
4.750%,
02/15/2034 1,491,833
0.0
2,924,000  Lockheed Martin Corp.,
5.200%,
02/15/2055 3,072,017
0.0
1,470,000  Lockheed Martin Corp.,
5.900%,
11/15/2063 1,718,589
0.0
1,888,000  Mohawk Industries, Inc.,
5.850%,
09/18/2028 1,958,838
0.0
1,616,000  Nordson Corp., 5.600%,
09/15/2028 1,677,010
0.0
1,207,000  Norfolk Southern Corp.,
2.550%,
11/01/2029 1,085,166
0.0
1,953,000  Norfolk Southern Corp.,
5.050%,
08/01/2030 2,001,295
0.0
1,665,000  Norfolk Southern Corp.,
5.550%,
03/15/2034 1,759,349
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
5,521,000  Norfolk Southern Corp.,
5.950%,
03/15/2064 $ 6,167,932
0.1
2,088,000  Otis Worldwide Corp.,
5.250%,
08/16/2028 2,147,532
0.0
3,900,000
(1)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 3,959,046
0.1
2,362,000  Packaging Corp. of
America, 5.700%,
12/01/2033 2,487,854
0.0
3,618,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.200%,
11/15/2025 3,356,478
0.0
4,922,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.700%,
06/15/2026 4,526,871
0.1
6,481,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.200%,
06/15/2030 6,808,271
0.1
3,933,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 3,621,862
0.1
7,750,000  Raytheon Technologies
Corp., 4.500%,
06/01/2042 7,047,520
0.1
2,354,000  Republic Services, Inc.,
5.000%,
12/15/2033 2,404,400
0.0
2,472,000  Ryder System, Inc.,
6.300%,
12/01/2028 2,623,297
0.0
3,090,000  Ryder System, Inc.,
6.600%,
12/01/2033 3,428,128
0.0
3,438,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 3,485,828
0.1
3,235,000
(1)
Sealed Air Corp.,
1.573%,
10/15/2026 2,915,308
0.0
2,400,000
(1)
Sealed Air Corp/Sealed
Air Corp. US, 7.250%,
02/15/2031 2,547,720
0.0
3,850,000
(1)
Standard Industries,
Inc., 3.375%,
01/15/2031 3,317,778
0.0
4,925,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 4,528,947
0.1
4,050,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 7.250%,
01/15/2031 4,270,033
0.1
7,800,000
(1)
TransDigm, Inc.,
7.125%,
12/01/2031 8,183,487
0.1
5,745,000
(1)
TTX Co., 3.600%,
01/15/2025 5,626,546
0.1
502,000
(1)
TTX Co., 4.200%,
07/01/2046 430,849
0.0
172,000  Union Pacific Corp.,
3.550%,
05/20/2061 129,366
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,757,000  Union Pacific Corp.,
3.799%,
10/01/2051 $ 1,472,573
0.0
1,339,000  Union Pacific Corp.,
3.839%,
03/20/2060 1,094,223
0.0
340,000  Union Pacific Corp.,
3.950%,
08/15/2059 278,101
0.0
1,161,000
(1)
Veralto Corp., 5.450%,
09/18/2033 1,203,352
0.0
927,000  Waste Management,
Inc., 2.000%,
06/01/2029 825,777
0.0
1,992,000  Waste Management,
Inc., 4.625%,
02/15/2030 2,015,890
0.0
1,189,000  Waste Management,
Inc., 4.875%,
02/15/2029 1,217,534
0.0
5,918,000  Waste Management,
Inc., 4.875%,
02/15/2034 6,039,810
0.1
219,233,883
2.6
Technology : 1.5%
5,075,000  Advanced Micro
Devices, Inc., 3.924%,
06/01/2032 4,911,028
0.1
5,442,000  Advanced Micro
Devices, Inc., 4.393%,
06/01/2052 5,166,391
0.1
1,937,000  Apple, Inc., 2.850%,
08/05/2061 1,325,561
0.0
1,147,000  Apple, Inc., 4.100%,
08/08/2062 1,022,937
0.0
4,934,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 4,001,012
0.0
12,216,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 11,829,823
0.1
2,143,000  Concentrix Corp.,
6.600%,
08/02/2028 2,206,291
0.0
5,475,000  Concentrix Corp.,
6.850%,
08/02/2033 5,635,137
0.1
1,117,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 1,143,721
0.0
3,948,000  Fiserv, Inc., 5.625%,
08/21/2033 4,137,901
0.1
3,218,000  HP, Inc., 2.650%,
06/17/2031 2,740,668
0.0
4,921,000  Intel Corp., 5.700%,
02/10/2053 5,325,264
0.1
2,322,000  International Business
Machines Corp.,
3.500%,
05/15/2029 2,215,487
0.0
6,382,000  Intuit, Inc., 5.125%,
09/15/2028 6,600,629
0.1
5,342,000  Intuit, Inc., 5.200%,
09/15/2033 5,595,273
0.1
7,108,000  Intuit, Inc., 5.500%,
09/15/2053 7,780,537
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
2,819,000  KLA Corp., 5.250%,
07/15/2062 $ 2,944,273
0.0
2,252,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 2,328,324
0.0
4,512,000
(1)
Microsoft Corp.,
2.500%,
09/15/2050 3,051,134
0.0
1,405,000  Microsoft Corp.,
2.525%,
06/01/2050 960,375
0.0
4,533,000  NXP BV / NXP
Funding LLC, 5.350%,
03/01/2026 4,565,706
0.1
1,953,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.250%,
05/11/2041 1,494,436
0.0
1,900,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.400%,
05/01/2030 1,747,610
0.0
4,775,000
(1)
Open Text Holdings,
Inc., 4.125%,
12/01/2031 4,229,753
0.1
6,520,000  Oracle Corp., 2.300%,
03/25/2028 5,944,875
0.1
2,948,000  Oracle Corp., 3.650%,
03/25/2041 2,341,435
0.0
4,921,000  Oracle Corp., 3.800%,
11/15/2037 4,186,858
0.1
297,000  Oracle Corp., 3.850%,
07/15/2036 259,047
0.0
2,979,000  Oracle Corp., 6.150%,
11/09/2029 3,206,917
0.0
2,438,000  Oracle Corp., 6.900%,
11/09/2052 2,864,297
0.0
5,883,000  QUALCOMM, Inc.,
6.000%,
05/20/2053 6,775,652
0.1
2,799,900  Seagate HDD Cayman,
9.625%,
12/01/2032 3,204,066
0.0
3,003,000  Texas Instruments, Inc.,
5.000%,
03/14/2053 3,078,039
0.0
4,698,000  Texas Instruments, Inc.,
5.050%,
05/18/2063 4,818,696
0.1
129,639,153
1.5
Utilities : 3.6%
3,671,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 3,568,218
0.1
2,870,000  AES Corp., 1.375%,
01/15/2026 2,656,800
0.0
4,136,000  AES Corp., 2.450%,
01/15/2031 3,477,385
0.1
2,714,000
(1)
AES Corp., 3.950%,
07/15/2030 2,512,461
0.0
3,051,000  AES Corp., 5.450%,
06/01/2028 3,103,733
0.0
1,873,000  Alabama Power Co.,
5.850%,
11/15/2033 2,015,286
0.0
3,851,000  Ameren Corp., 5.000%,
01/15/2029 3,871,020
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
2,784,000
(1)
American Transmission
Systems, Inc., 2.650%,
01/15/2032 $ 2,356,999
0.0
4,130,000
(1)
American Transmission
Systems, Inc., 5.000%,
09/01/2044 3,841,435
0.1
1,793,000  Appalachian Power Co.
Y, 4.500%,
03/01/2049 1,516,236
0.0
9,776,000  Avangrid, Inc., 3.200%,
04/15/2025 9,504,240
0.1
2,544,000  Avangrid, Inc., 3.800%,
06/01/2029 2,400,499
0.0
2,237,000  Black Hills Corp.,
3.050%,
10/15/2029 2,012,241
0.0
2,166,000
(1)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 2,030,260
0.0
1,593,000
(2)
CMS Energy Corp.,
3.750%,
12/01/2050 1,265,104
0.0
7,338,000
(2)
CMS Energy Corp.,
4.750%,
06/01/2050 6,644,967
0.1
1,663,000  Consolidated Edison
Co. of New York, Inc.,
5.500%,
03/15/2034 1,745,332
0.0
2,287,000  Consolidated Edison
Co. of New York, Inc.,
5.900%,
11/15/2053 2,520,391
0.0
731,000  Consolidated Edison
Co. of New York,
Inc. 05-A, 5.300%,
03/01/2035 746,477
0.0
4,328,000  Consumers Energy Co.,
4.900%,
02/15/2029 4,407,683
0.1
4,603,000  Dominion Energy, Inc.,
5.375%,
11/15/2032 4,730,032
0.1
731,000
(2)
Dominion Energy, Inc.
C, 4.350%,
12/31/2199 651,844
0.0
1,295,000  Duke Energy Carolinas
LLC, 2.550%,
04/15/2031 1,124,621
0.0
587,000  Duke Energy Carolinas
LLC, 3.750%,
06/01/2045 471,372
0.0
1,542,000  Duke Energy Carolinas
LLC, 3.875%,
03/15/2046 1,253,406
0.0
2,366,000  Duke Energy Carolinas
LLC, 4.000%,
09/30/2042 2,032,835
0.0
55,000  Duke Energy Carolinas
LLC, 4.250%,
12/15/2041 48,721
0.0
3,011,000  Duke Energy Carolinas
LLC, 5.350%,
01/15/2053 3,091,127
0.0
735,000
(2)
Duke Energy Corp.,
4.875%,
12/31/2199 725,508
0.0
4,024,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 3,397,999
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
1,501,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 $ 1,618,941
0.0
2,285,000  Duke Energy Florida
LLC, 5.950%,
11/15/2052 2,504,633
0.0
1,834,000  Duke Energy Indiana
LLC, 2.750%,
04/01/2050 1,189,368
0.0
1,662,000  Duke Energy Ohio, Inc.,
2.125%,
06/01/2030 1,416,180
0.0
2,693,000  Duke Energy Ohio, Inc.,
3.700%,
06/15/2046 2,113,185
0.0
3,413,000  Duke Energy Progress
LLC, 3.700%,
10/15/2046 2,664,371
0.0
1,792,000  Duke Energy Progress
LLC, 4.100%,
05/15/2042 1,549,798
0.0
104,000  Duke Energy Progress
LLC, 4.100%,
03/15/2043 88,974
0.0
2,505,000  Duke Energy Progress
LLC, 4.200%,
08/15/2045 2,147,412
0.0
1,645,000
(1)
Duquesne Light
Holdings, Inc., 2.532%,
10/01/2030 1,370,637
0.0
2,695,000  Entergy Arkansas LLC,
2.650%,
06/15/2051 1,698,424
0.0
2,090,000  Entergy Arkansas LLC,
4.200%,
04/01/2049 1,794,372
0.0
1,432,000  Entergy Arkansas LLC,
5.150%,
01/15/2033 1,461,326
0.0
4,202,000  Entergy Corp., 0.900%,
09/15/2025 3,909,345
0.1
2,722,000  Entergy Corp., 2.400%,
06/15/2031 2,280,128
0.0
1,286,000  Entergy Corp., 2.800%,
06/15/2030 1,132,525
0.0
3,667,000  Entergy Louisiana LLC,
4.200%,
04/01/2050 3,106,089
0.0
3,014,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 3,038,021
0.0
2,172,000  Entergy Texas, Inc.,
4.000%,
03/30/2029 2,112,945
0.0
1,643,000  Evergy Kansas
Central, Inc., 3.250%,
09/01/2049 1,163,596
0.0
3,888,000  Evergy Kansas
Central, Inc., 5.700%,
03/15/2053 4,070,733
0.1
1,341,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 1,435,481
0.0
2,216,000  Evergy Metro,
Inc. 2020, 2.250%,
06/01/2030 1,892,128
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
4,991,000  Eversource Energy,
2.900%,
03/01/2027 $ 4,727,685
0.1
2,041,000  Eversource Energy,
5.125%,
05/15/2033 2,052,990
0.0
3,026,000  Eversource Energy,
5.450%,
03/01/2028 3,111,566
0.0
3,060,000  Eversource Energy,
5.950%,
02/01/2029 3,207,158
0.1
2,943,000  Eversource Energy Q,
0.800%,
08/15/2025 2,743,524
0.0
2,750,000  Eversource Energy U,
1.400%,
08/15/2026 2,510,003
0.0
4,871,000  Exelon Corp., 5.150%,
03/15/2028 4,954,899
0.1
1,961,000  Florida Power &
Light Co., 4.625%,
05/15/2030 1,975,730
0.0
1,373,000  Florida Power &
Light Co., 4.800%,
05/15/2033 1,389,551
0.0
1,609,000  Georgia Power Co.,
4.650%,
05/16/2028 1,622,533
0.0
3,055,000  Georgia Power Co. A,
2.200%,
09/15/2024 2,979,198
0.0
3,433,000  Idaho Power Co., MTN,
5.800%,
04/01/2054 3,682,858
0.1
3,066,000  Interstate Power and
Light Co., 3.250%,
12/01/2024 3,005,479
0.0
2,383,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 2,206,307
0.0
1,087,000
(1)
Jersey Central Power
& Light Co., 2.750%,
03/01/2032 918,584
0.0
3,199,000
(1)
Jersey Central Power
& Light Co., 4.300%,
01/15/2026 3,131,838
0.1
1,461,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 1,518,651
0.0
1,461,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 1,522,843
0.0
271,000  Mississippi Power Co.,
4.750%,
10/15/2041 237,873
0.0
4,552,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 3,889,488
0.1
2,460,000
(1)
Monongahela
Power Co., 3.550%,
05/15/2027 2,357,069
0.0
3,279,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 3,444,687
0.1
2,983,000
(1)
Narragansett Electric
Co., 3.395%,
04/09/2030 2,718,418
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
4,763,000  National Rural Utilities
Cooperative Finance
Corp., 2.400%,
03/15/2030 $ 4,140,160
0.1
3,798,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 3,202,529
0.1
1,016,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 964,667
0.0
2,571,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 2,724,453
0.0
2,099,000
(2)
National Rural Utilities
Cooperative Finance
Corp., 7.125%,
09/15/2053 2,168,628
0.0
2,160,000
(2)
National Rural Utilities
Cooperative Finance
Corp., 8.562%,
(TSFR3M + 3.172%),
04/30/2043 2,142,477
0.0
1,234,000  Nevada Power Co.,
6.000%,
03/15/2054 1,356,300
0.0
4,273,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 3,932,162
0.1
5,461,000
(2)
NextEra Energy Capital
Holdings, Inc., 3.800%,
03/15/2082 4,652,894
0.1
3,711,000  NextEra Energy Capital
Holdings, Inc., 4.255%,
09/01/2024 3,677,193
0.1
4,500,000  NextEra Energy Capital
Holdings, Inc., 6.051%,
03/01/2025 4,542,885
0.1
4,000,000  NiSource, Inc., 0.950%,
08/15/2025 3,741,955
0.1
1,684,000  NSTAR Electric Co.,
1.950%,
08/15/2031 1,380,278
0.0
2,827,000  ONE Gas, Inc., 1.100%,
03/11/2024 2,802,314
0.0
4,188,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 3,288,738
0.1
2,484,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 2,010,475
0.0
2,473,000
(1)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 2,471,266
0.0
1,150,000  Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara, 5.450%,
05/21/2028 1,171,383
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
2,243,000  Public Service Electric
and Gas Co., 5.450%,
08/01/2053 $ 2,424,732
0.0
2,889,000  Public Service
Enterprise Group, Inc.,
0.800%,
08/15/2025 2,701,185
0.0
1,749,000  Public Service
Enterprise Group, Inc.,
1.600%,
08/15/2030 1,432,929
0.0
6,396,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 5,384,392
0.1
3,312,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 3,449,987
0.1
3,213,000  San Diego Gas &
Electric Co., 4.950%,
08/15/2028 3,281,187
0.1
4,593,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 3,695,161
0.1
3,430,000  Southern Co., 5.113%,
08/01/2027 3,479,018
0.1
4,457,000
(2)
Southern Co. 21-A,
3.750%,
09/15/2051 4,069,276
0.1
4,975,000
(2)
Southern Co. B,
4.000%,
01/15/2051 4,739,722
0.1
1,958,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 1,959,627
0.0
4,444,000  Southwestern Electric
Power Co. N, 1.650%,
03/15/2026 4,140,001
0.1
1,709,000  Tampa Electric Co.,
4.350%,
05/15/2044 1,469,941
0.0
2,672,000  Virginia Electric and
Power Co., 5.450%,
04/01/2053 2,756,317
0.0
1,885,000  Virginia Electric and
Power Co., 5.700%,
08/15/2053 2,001,097
0.0
8,850,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 8,271,376
0.1
4,673,000  WEC Energy Group,
Inc., 1.375%,
10/15/2027 4,133,600
0.1
2,748,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 2,446,856
0.0
927,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 925,523
0.0
1,297,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 1,316,747
0.0
1,500,000  Wisconsin Electric
Power Co., 1.700%,
06/15/2028 1,334,801
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
3,590,000  Wisconsin Public
Service Corp., 3.671%,
12/01/2042 $ 2,883,779
0.0
304,059,787
3.6
Total Corporate Bonds/
Notes
(Cost $2,494,635,825)
2,446,540,981
29.2
U.S. GOVERNMENT AGENCY OBLIGATIONS : 20.3%
Federal Home Loan Banks : 0.0%
3,705,000
(3)
10.550
%,
01/02/2024 3,702,859
0.0
Federal Home Loan Mortgage Corporation : 1.7%
(4)
171,636
2.500
%,
05/01/2030 161,467
0.0
322,624
2.500
%,
05/01/2030 303,355
0.0
425,620
2.500
%,
06/01/2030 404,357
0.0
715,001
3.000
%,
11/01/2042 658,698
0.0
701,426
3.000
%,
02/01/2043 645,900
0.0
689,944
3.000
%,
03/01/2045 631,867
0.0
910,189
3.000
%,
03/01/2045 835,840
0.0
2,235,773
3.000
%,
04/01/2045 2,047,579
0.0
2,349,752
3.000
%,
04/01/2045 2,151,975
0.0
1,031,185
3.000
%,
10/01/2046 942,482
0.0
8,614,896
3.000
%,
10/01/2046 7,845,344
0.1
3,258,817
3.000
%,
03/01/2048 2,970,177
0.0
4,204,422
3.000
%,
03/01/2048 3,825,966
0.1
10,345,663
3.000
%,
08/01/2048 9,338,471
0.1
3,347,406
3.500
%,
01/01/2045 3,153,424
0.1
1,135,444
3.500
%,
03/01/2045 1,066,056
0.0
5,366,612
3.500
%,
12/01/2046 5,045,467
0.1
9,350,946
3.500
%,
12/01/2046 8,742,463
0.1
4,005,163
3.500
%,
04/01/2047 3,786,801
0.1
2,780,399
3.500
%,
07/01/2047 2,599,455
0.0
2,563,790
3.500
%,
10/01/2047 2,399,183
0.0
9,968,393
3.500
%,
01/01/2048 9,319,571
0.1
1,360,269
3.500
%,
03/01/2048 1,274,242
0.0
24,515,055
3.500
%,
03/01/2048 23,037,860
0.3
16,186,140
3.500
%,
11/01/2048 15,210,796
0.2
281,586
4.000
%,
10/01/2041 272,530
0.0
413,972
4.000
%,
12/01/2041 400,724
0.0
1,422,075
4.000
%,
08/01/2044 1,373,444
0.0
389,154
4.000
%,
07/01/2045 375,846
0.0
570,030
4.000
%,
09/01/2045 549,476
0.0
976,024
4.000
%,
09/01/2045 942,646
0.0
1,174,821
4.000
%,
09/01/2045 1,134,643
0.0
9,039,239
4.000
%,
11/01/2045 8,730,095
0.1
960,655
4.000
%,
05/01/2046 927,802
0.0
617,573
4.000
%,
05/01/2047 598,994
0.0
3,307,291
4.000
%,
11/01/2047 3,170,110
0.1
197,452
4.000
%,
03/01/2048 190,698
0.0
3,789,465
4.000
%,
06/01/2048 3,678,585
0.1
3,500,000
4.350
%,
01/01/2030 3,445,655
0.1
143,548
4.500
%,
08/01/2041 143,519
0.0
409,124
4.500
%,
09/01/2041 409,338
0.0
378,424
4.500
%,
10/01/2041 378,621
0.0
1,016,187
4.500
%,
03/01/2044 1,010,404
0.0
1,605,223
4.500
%,
02/01/2048 1,585,703
0.0
235,802
4.500
%,
06/01/2048 232,886
0.0
38,372
5.000
%,
01/01/2041 39,038
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
203,116
5.000
%,
04/01/2041 $ 206,783
0.0
11,969
5.500
%,
07/01/2037 12,348
0.0
736,441
5.500
%,
11/01/2038 759,756
0.0
2,502
(2)
5.553
%, (RFUCCT1Y +
1.803%),
05/01/2037 2,508
0.0
803
6.000
%,
12/01/2028 828
0.0
9,383
6.000
%,
01/01/2029 9,664
0.0
2,097
6.500
%,
12/01/2031 2,167
0.0
207,983
6.500
%,
09/01/2034 215,779
0.0
139,199,386
1.7
Federal National Mortgage Association : 0.3%
(4)
15,954,396
3.000
%,
12/01/2054 14,208,656
0.2
2,255,854
3.500
%,
01/01/2044 2,122,077
0.0
2,866,832
4.000
%,
12/01/2046 2,786,940
0.0
1,039,430
4.500
%,
09/01/2047 1,060,557
0.0
7,989,546
5.000
%,
08/01/2056 7,991,114
0.1
53,160
6.000
%,
05/01/2038 53,845
0.0
28,223,189
0.3
Government National Mortgage Association : 4.1%
8,880,694
2.500
%,
03/20/2051 7,770,432
0.1
5,197,358
2.500
%,
04/20/2051 4,528,885
0.1
20,929,044
2.500
%,
04/20/2051 18,329,889
0.2
7,209,779
2.500
%,
05/20/2051 6,313,980
0.1
18,740,908
2.500
%,
08/20/2051 16,397,423
0.2
8,124,274
2.500
%,
09/20/2051 7,108,606
0.1
31,875,150
2.500
%,
10/20/2051 27,888,815
0.3
14,071,260
2.500
%,
11/20/2051 12,310,445
0.2
18,708,027
2.500
%,
12/20/2051 16,368,201
0.2
24,607,676
2.500
%,
04/20/2052 21,522,348
0.3
5,787,737
3.000
%,
10/20/2049 5,324,909
0.1
2,899,649
3.000
%,
11/20/2049 2,668,389
0.0
2,612,978
3.000
%,
10/20/2051 2,367,983
0.0
4,420,946
3.000
%,
10/20/2051 3,914,404
0.0
2,719,926
3.000
%,
11/20/2051 2,408,274
0.0
611,249
3.500
%,
07/20/2046 569,135
0.0
2,981,539
3.500
%,
07/20/2046 2,739,313
0.0
978,090
3.500
%,
10/20/2046 917,120
0.0
448,789
3.500
%,
02/20/2047 422,859
0.0
378,226
3.500
%,
03/20/2047 354,969
0.0
281,865
3.500
%,
07/20/2047 265,766
0.0
563,279
3.500
%,
08/20/2047 529,169
0.0
889,739
3.500
%,
09/20/2047 833,931
0.0
5,775,288
3.500
%,
12/20/2047 5,430,344
0.1
3,508,564
3.500
%,
01/20/2048 3,306,415
0.0
3,065,534
3.500
%,
02/20/2048 2,880,827
0.0
5,436,649
3.500
%,
02/20/2048 5,137,920
0.1
562,209
3.500
%,
03/20/2048 527,288
0.0
14,171,523
3.500
%,
03/20/2048 13,352,893
0.2
107,467
4.000
%,
11/20/2040 105,377
0.0
625,748
4.000
%,
03/20/2046 606,607
0.0
7,747,109
4.000
%,
09/20/2047 7,482,264
0.1
3,764,915
4.000
%,
02/20/2050 3,631,197
0.0
6,117,165
4.000
%,
05/20/2053 5,839,159
0.1
142,157
4.500
%,
10/15/2039 141,736
0.0
103,964
4.500
%,
11/15/2039 103,746
0.0
114,688
4.500
%,
11/15/2039 114,448
0.0
35,699
4.500
%,
12/15/2039 35,562
0.0
6,443,863
4.500
%,
08/20/2040 6,447,669
0.1
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
7,527,060
4.500
%,
09/20/2040 $ 7,526,897
0.1
4,951,430
4.500
%,
06/20/2041 4,954,358
0.1
32,169
4.500
%,
08/20/2041 31,395
0.0
638,738
4.500
%,
09/15/2047 628,789
0.0
46,521,030
4.500
%,
07/20/2053 45,392,272
0.5
1,245,769
5.000
%,
01/20/2053 1,238,136
0.0
31,577,385
5.000
%,
04/20/2053 31,377,075
0.4
36,456,000
(5)
5.000
%,
01/20/2054 36,205,411
0.4
344,353,030
4.1
Uniform Mortgage-Backed Securities : 14.2%
18,524,947
2.000
%,
12/01/2050 15,253,365
0.2
11,682,713
2.000
%,
05/01/2051 9,720,676
0.1
25,123,857
2.000
%,
05/01/2051 20,583,533
0.3
33,623,330
2.000
%,
05/01/2051 27,599,082
0.3
951,912
2.000
%,
07/01/2051 780,673
0.0
4,922,087
2.000
%,
08/01/2051 4,059,438
0.1
10,313,412
2.000
%,
08/01/2051 8,455,987
0.1
20,030,938
2.000
%,
09/01/2051 16,381,794
0.2
9,435,305
2.000
%,
10/01/2051 7,730,180
0.1
925,795
2.000
%,
11/01/2051 764,182
0.0
2,074,057
2.000
%,
11/01/2051 1,712,428
0.0
16,836,382
2.000
%,
11/01/2051 13,950,449
0.2
8,592,226
2.000
%,
12/01/2051 7,125,771
0.1
28,425,665
2.000
%,
12/01/2051 23,280,482
0.3
4,836,229
2.000
%,
01/01/2052 4,014,911
0.1
4,234,655
2.000
%,
02/01/2052 3,512,787
0.0
4,913,776
2.000
%,
02/01/2052 4,070,247
0.1
8,254,181
2.000
%,
02/01/2052 6,837,258
0.1
8,338,220
2.000
%,
02/01/2052 6,925,848
0.1
11,822,016
2.000
%,
02/01/2052 9,804,351
0.1
11,855,085
2.000
%,
02/01/2052 9,847,026
0.1
13,831,187
2.000
%,
02/01/2052 11,488,560
0.1
24,224,397
2.000
%,
02/01/2052 19,839,644
0.2
26,488,311
2.000
%,
02/01/2052 21,967,524
0.3
4,767,925
2.000
%,
03/01/2052 3,954,569
0.1
5,223,052
2.000
%,
03/01/2052 4,339,283
0.1
5,744,158
2.000
%,
03/01/2052 4,731,673
0.1
27,449,688
2.000
%,
03/01/2052 22,450,083
0.3
6,395,940
2.000
%,
04/01/2052 5,312,602
0.1
592,979
2.500
%,
05/01/2030 562,780
0.0
894,079
2.500
%,
06/01/2030 848,888
0.0
1,189,560
2.500
%,
06/01/2030 1,128,549
0.0
497,894
2.500
%,
07/01/2030 472,356
0.0
14,233
2.500
%,
02/01/2050 12,217
0.0
22,573
2.500
%,
04/01/2050 19,372
0.0
18,490
2.500
%,
05/01/2050 15,863
0.0
34,438
2.500
%,
05/01/2050 29,561
0.0
35,491
2.500
%,
05/01/2050 30,458
0.0
66,098
2.500
%,
05/01/2050 56,726
0.0
179,145
2.500
%,
05/01/2050 153,632
0.0
15,612
2.500
%,
06/01/2050 13,379
0.0
1,679,055
2.500
%,
06/01/2050 1,449,394
0.0
20,086,650
2.500
%,
06/01/2050 17,384,959
0.2
219,322
2.500
%,
07/01/2050 188,072
0.0
3,334,465
2.500
%,
07/01/2050 2,861,900
0.0
26,290,046
2.500
%,
07/01/2050 22,562,143
0.3
106,438
2.500
%,
08/01/2050 91,324
0.0
713,996
2.500
%,
08/01/2050 612,987
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
1,892,858
2.500
%,
08/01/2050 $ 1,622,122
0.0
2,127,427
2.500
%,
08/01/2050 1,823,507
0.0
22,911,464
2.500
%,
08/01/2050 19,829,360
0.2
26,204
2.500
%,
09/01/2050 22,497
0.0
81,978
2.500
%,
09/01/2050 70,355
0.0
202,781
2.500
%,
09/01/2050 173,652
0.0
824,865
2.500
%,
09/01/2050 707,284
0.0
952,912
2.500
%,
09/01/2050 816,914
0.0
4,052,957
2.500
%,
10/01/2050 3,470,407
0.0
4,351,541
2.500
%,
10/01/2050 3,726,448
0.1
3,532,620
2.500
%,
11/01/2050 3,059,377
0.0
83,425
2.500
%,
01/01/2051 71,355
0.0
9,968,404
2.500
%,
02/01/2051 8,502,353
0.1
22,998,504
2.500
%,
04/01/2051 19,694,631
0.2
3,404,649
2.500
%,
05/01/2051 2,919,113
0.0
38,075,819
2.500
%,
06/01/2051 32,434,987
0.4
4,185,781
2.500
%,
09/01/2051 3,595,223
0.1
18,899,565
2.500
%,
11/01/2051 16,190,519
0.2
2,581,555
2.500
%,
12/01/2051 2,220,329
0.0
16,642,130
2.500
%,
12/01/2051 14,351,364
0.2
15,974,934
2.500
%,
01/01/2052 13,761,117
0.2
26,430,952
2.500
%,
01/01/2052 22,716,588
0.3
3,942,930
2.500
%,
02/01/2052 3,413,389
0.0
4,106,714
2.500
%,
02/01/2052 3,540,050
0.1
6,468,290
2.500
%,
02/01/2052 5,538,689
0.1
7,342,637
2.500
%,
02/01/2052 6,287,785
0.1
11,411,758
2.500
%,
02/01/2052 9,718,039
0.1
112,564,828
2.500
%,
02/01/2052 96,496,901
1.2
6,412,974
2.500
%,
03/01/2052 5,515,702
0.1
9,666,785
2.500
%,
03/01/2052 8,307,523
0.1
29,588,111
2.500
%,
03/01/2052 25,441,733
0.3
18,124,922
2.500
%,
04/01/2052 15,576,266
0.2
835,398
3.000
%,
08/01/2030 804,711
0.0
411,722
3.000
%,
09/01/2030 395,921
0.0
810,520
3.000
%,
08/01/2035 769,063
0.0
1,648,777
3.000
%,
04/01/2043 1,516,115
0.0
1,456,828
3.000
%,
07/01/2043 1,339,602
0.0
484,302
3.000
%,
08/01/2043 445,343
0.0
306,210
3.000
%,
09/01/2043 281,600
0.0
4,938,628
3.000
%,
04/01/2045 4,516,719
0.1
952,688
3.000
%,
08/01/2046 868,659
0.0
2,130,201
3.000
%,
08/01/2046 1,942,390
0.0
689,101
3.000
%,
11/01/2046 627,656
0.0
1,552,320
3.000
%,
12/01/2046 1,409,563
0.0
6,032,296
3.000
%,
12/01/2046 5,496,819
0.1
11,554,388
3.000
%,
01/01/2047 10,483,447
0.1
2,801,761
3.000
%,
02/01/2047 2,540,048
0.0
3,435,444
3.000
%,
03/01/2047 3,117,025
0.0
2,753,954
3.000
%,
07/01/2047 2,502,668
0.0
21,331,612
3.000
%,
10/01/2050 18,978,210
0.2
2,017,243
3.000
%,
03/01/2051 1,790,844
0.0
5,296,757
3.000
%,
01/01/2052 4,767,171
0.1
42,798,791
3.000
%,
01/01/2052 38,217,375
0.5
3,831,938
3.000
%,
02/01/2052 3,445,356
0.0
4,523,025
3.000
%,
02/01/2052 4,050,753
0.1
5,276,756
3.000
%,
02/01/2052 4,711,591
0.1
5,689,870
3.000
%,
02/01/2052 5,123,956
0.1
5,792,903
3.000
%,
02/01/2052 5,188,029
0.1
11,264,147
3.000
%,
02/01/2052 10,084,784
0.1
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
10,359,657
3.000
%,
03/01/2052 $ 9,277,944
0.1
16,107,958
3.000
%,
03/01/2052 14,370,194
0.2
20,606,504
3.000
%,
05/01/2052 18,383,296
0.2
45,802,327
3.000
%,
05/01/2052 40,761,949
0.5
13,142,176
3.500
%,
06/01/2034 12,875,031
0.2
1,857,909
3.500
%,
10/01/2042 1,753,810
0.0
834,369
3.500
%,
04/01/2043 786,230
0.0
2,442,967
3.500
%,
08/01/2043 2,302,015
0.0
1,458,119
3.500
%,
03/01/2044 1,373,450
0.0
178,386
3.500
%,
01/01/2046 167,432
0.0
128,001
3.500
%,
02/01/2046 120,164
0.0
264,327
3.500
%,
02/01/2046 248,098
0.0
10,981,398
3.500
%,
08/01/2046 10,309,881
0.1
728,721
3.500
%,
08/01/2047 680,374
0.0
971,599
3.500
%,
09/01/2047 907,131
0.0
12,738,984
3.500
%,
11/01/2047 11,995,949
0.2
375,147
3.500
%,
12/01/2047 350,033
0.0
911,992
3.500
%,
02/01/2048 850,532
0.0
792,108
3.500
%,
05/01/2048 737,902
0.0
7,569,766
3.500
%,
07/01/2048 7,103,009
0.1
1,822,995
3.500
%,
10/01/2049 1,712,019
0.0
2,410,969
3.500
%,
02/01/2052 2,241,830
0.0
102,171
4.000
%,
03/01/2042 99,678
0.0
95,818
4.000
%,
07/01/2042 93,263
0.0
301,542
4.000
%,
07/01/2042 291,793
0.0
805,356
4.000
%,
07/01/2042 783,705
0.0
424,984
4.000
%,
09/01/2043 413,556
0.0
1,049,528
4.000
%,
01/01/2045 1,012,212
0.0
8,258,653
4.000
%,
01/01/2045 8,020,961
0.1
953,601
4.000
%,
03/01/2045 919,703
0.0
3,023,933
4.000
%,
05/01/2045 2,917,396
0.0
840,520
4.000
%,
06/01/2045 810,641
0.0
848,552
4.000
%,
11/01/2045 818,685
0.0
2,510,241
4.000
%,
02/01/2046 2,420,986
0.0
4,250,161
4.000
%,
07/01/2047 4,099,071
0.1
376,883
4.000
%,
08/01/2047 363,329
0.0
1,147,037
4.000
%,
08/01/2047 1,105,784
0.0
97,068
4.000
%,
03/01/2048 93,377
0.0
452,213
4.000
%,
03/01/2048 435,762
0.0
3,798,222
4.000
%,
06/01/2048 3,644,543
0.1
3,067,384
4.000
%,
09/01/2048 2,958,483
0.0
8,060,475
4.000
%,
04/01/2049 7,745,543
0.1
9,111,427
4.000
%,
05/01/2052 8,657,391
0.1
5,933,216
4.000
%,
06/01/2052 5,673,950
0.1
26,900,092
4.000
%,
08/01/2052 25,454,291
0.3
3,366,364
4.000
%,
11/01/2052 3,235,713
0.0
995,247
4.250
%,
11/01/2043 976,918
0.0
75,369
4.500
%,
11/01/2040 75,301
0.0
212,991
4.500
%,
11/01/2040 212,800
0.0
1,266,744
4.500
%,
11/01/2040 1,265,603
0.0
2,042
4.500
%,
12/01/2040 2,040
0.0
3,658
4.500
%,
12/01/2040 3,655
0.0
2,226
4.500
%,
01/01/2041 2,224
0.0
3,898
4.500
%,
01/01/2041 3,894
0.0
152,916
4.500
%,
10/01/2041 152,637
0.0
249,910
4.500
%,
10/01/2044 246,138
0.0
385,899
4.500
%,
12/01/2045 383,171
0.0
267,202
4.500
%,
04/01/2047 265,088
0.0
921,269
4.500
%,
04/01/2047 912,365
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
1,631,726
4.500
%,
04/01/2047 $ 1,615,639
0.0
2,166,930
4.500
%,
04/01/2047 2,146,238
0.0
769,792
4.500
%,
05/01/2047 761,876
0.0
814,353
4.500
%,
05/01/2047 808,591
0.0
848,131
4.500
%,
05/01/2047 832,942
0.0
859,271
4.500
%,
05/01/2047 851,775
0.0
908,478
4.500
%,
05/01/2047 899,521
0.0
296,528
4.500
%,
06/01/2047 293,297
0.0
431,169
4.500
%,
06/01/2047 426,471
0.0
714,873
4.500
%,
06/01/2047 707,605
0.0
1,518,783
4.500
%,
07/01/2047 1,499,887
0.0
101,835
4.500
%,
08/01/2047 100,495
0.0
7,761,117
4.500
%,
08/01/2052 7,562,595
0.1
23,660,250
4.500
%,
10/01/2052 22,951,579
0.3
1,286,165
5.000
%,
05/01/2042 1,307,463
0.0
14,458,212
5.000
%,
10/01/2052 14,327,988
0.2
61,523
5.500
%,
03/01/2037 62,912
0.0
73,086
5.500
%,
06/01/2039 75,296
0.0
603,720
5.500
%,
10/01/2039 621,995
0.0
69,016,000
(5)
5.500
%,
01/01/2054 69,317,945
0.8
36,322
6.000
%,
09/01/2036 37,610
0.0
99
6.500
%,
02/01/2028 102
0.0
111
6.500
%,
09/01/2031 116
0.0
414
6.500
%,
09/01/2031 445
0.0
11,445
6.500
%,
11/01/2031 11,986
0.0
4,562
6.500
%,
04/01/2032 4,795
0.0
1,023
6.500
%,
08/01/2032 1,069
0.0
3,306
6.500
%,
08/01/2032 3,453
0.0
3,535
7.000
%,
12/01/2027 3,649
0.0
687
7.000
%,
10/01/2031 709
0.0
481
7.000
%,
03/01/2032 497
0.0
507
7.500
%,
09/01/2030 523
0.0
1,535
7.500
%,
09/01/2031 1,573
0.0
10,431
7.500
%,
02/01/2032 10,601
0.0
1,185,149,124
14.2
Total U.S. Government
Agency Obligations
(Cost $1,797,568,949)
1,700,627,588
20.3
U.S. TREASURY OBLIGATIONS : 15.9%
United States Treasury Bonds : 4.1%
58,000
1.250
%,
05/15/2050 31,273
0.0
2,699,000
1.375
%,
11/15/2040 1,791,988
0.0
268,000
1.625
%,
11/15/2050 159,753
0.0
9,469,100
2.875
%,
05/15/2052 7,541,990
0.1
14,333,300
3.250
%,
05/15/2042 12,581,950
0.2
31,413,800
4.125
%,
08/15/2053 31,762,297
0.4
266,997,100
4.750
%,
11/15/2043 286,479,545
3.4
340,348,796
4.1
United States Treasury Notes : 11.8%
132,000
0.625
%,
05/15/2030 107,900
0.0
32,536,700
0.875
%,
01/31/2024 32,421,553
0.4
8,184,600
1.250
%,
11/30/2026 7,567,877
0.1
25,131,200
1.250
%,
09/30/2028 22,275,962
0.3
3,309,100
1.500
%,
01/31/2027 3,072,099
0.0
17,183,400
1.500
%,
11/30/2028 15,370,417
0.2
20,000,000
2.125
%,
09/30/2024 19,590,553
0.2
50,000,000
2.750
%,
05/15/2025 48,824,219
0.6
Principal
Amount† Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Notes (continued)
4,089,400
2.750
%,
08/15/2032 $ 3,746,194
0.0
186,273,900
3.750
%,
12/31/2028 185,444,400
2.2
132,219,000
4.250
%,
12/31/2025 132,203,505
1.6
207,823,700
4.250
%,
12/15/2026 209,885,702
2.5
39,679,700
4.375
%,
11/30/2028 40,609,693
0.5
108,988,000
4.375
%,
11/30/2030 112,095,860
1.3
129,543,200
4.500
%,
11/15/2033 136,040,601
1.6
20,643,000
4.875
%,
11/30/2025 20,858,300
0.3
990,114,835
11.8
Total U.S. Treasury
Obligations
(Cost $1,307,892,271)
1,330,463,631
15.9
COLLATERALIZED MORTGAGE OBLIGATIONS : 14.6%
1,333,450
(2)
Alternative Loan Trust
2004-J7 M1, 4.867%,
(TSFR1M + 1.134%),
10/25/2034 1,314,301
0.0
373,064
(2)
Alternative Loan Trust
2005-53T2 2A6,
5.970%, (TSFR1M +
0.614%),
11/25/2035 207,788
0.0
409,287  Alternative Loan Trust
2005-65CB 2A4,
5.500%,
12/25/2035 290,165
0.0
476,775  Alternative Loan
Trust 2005-6CB 1A3,
5.250%,
04/25/2035 397,974
0.0
947,994
(2)
Alternative Loan Trust
2005-J2 1A12, 5.500%,
(TSFR1M + 0.514%),
04/25/2035 730,854
0.0
625,650  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 316,413
0.0
115,394
(2)
Alternative Loan Trust
2006-18CB A10,
5.870%, (TSFR1M +
0.514%),
07/25/2036 50,859
0.0
686,067
(2)
Alternative Loan Trust
2006-19CB A28,
6.000%, (TSFR1M +
0.714%),
08/25/2036 352,977
0.0
836,786
(2)
Alternative Loan
Trust 2007-23CB A3,
5.970%, (TSFR1M +
0.614%),
09/25/2037 336,123
0.0
1,905,038
(2)
Alternative Loan
Trust 2007-2CB 2A1,
5.750%, (TSFR1M +
0.714%),
03/25/2037 880,081
0.0
821,504  Alternative Loan Trust
2007-3T1 1A11,
6.000%,
04/25/2037 398,190
0.0
723,976
(2)
Alternative Loan Trust
2007-8CB A3, 5.970%,
(TSFR1M + 0.614%),
05/25/2037 337,849
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,304,861
(2)
American Home
Mortgage Assets Trust
2007-4 A4, 6.050%,
(TSFR1M + 0.694%),
08/25/2037 $ 1,154,660
0.0
636,043
(1)(2)
Arroyo Mortgage Trust
2019-3 A3, 3.416%,
10/25/2048 593,432
0.0
524,454
(2)
Banc of America
Funding Trust 2007-
2 1A16, 6.000%,
(TSFR1M + 0.714%),
03/25/2037 396,273
0.0
622,126
(6)
Banc of America
Mortgage Trust 2007-2
A8, 6.000%,
05/25/2037 60,214
0.0
2,599,664
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2022-2 AF,
5.000%, (SOFR30A +
0.850%),
12/25/2051 2,406,784
0.0
686,354
(2)
Bear Stearns ALT-A
Trust 2005-4 23A1,
4.488%,
05/25/2035 649,613
0.0
854,693
(2)
Bear Stearns ALT-A
Trust 2005-7 21A1,
5.387%,
09/25/2035 690,587
0.0
1,286,471
(1)(2)
Bellemeade Re Ltd.
2019-1A M2, 8.170%,
(TSFR1M + 2.814%),
03/25/2029 1,295,548
0.0
1,000,000
(1)(2)
Bellemeade Re Ltd.
2022-1 M1C, 9.037%,
(SOFR30A + 3.700%),
01/26/2032 1,014,724
0.0
13,147,000
(1)(2)
Bellemeade RE Ltd.
2021-3A M1C, 6.887%,
(SOFR30A + 1.550%),
09/25/2031 13,028,652
0.2
1,750,639
(1)(2)
Chase Home Lending
Mortgage Trust 2019-1
B2, 3.890%,
03/25/2050 1,510,379
0.0
2,046,284
(1)(2)
Chase Home Lending
Mortgage Trust 2019-1
B3, 3.890%,
03/25/2050 1,728,560
0.0
882,027
(2)
CHL Mortgage Pass-
Through Trust 2004-22
A3, 4.765%,
11/25/2034 799,939
0.0
447,351  CHL Mortgage Pass-
Through Trust 2007-7
A7, 5.750%,
06/25/2037 223,927
0.0
687,846
(1)(2)
CHNGE Mortgage Trust
2022-1 A1, 3.007%,
01/25/2067 627,300
0.0
90,725
(1)(2)
CIM Trust 2019-INV1
A1, 4.000%,
02/25/2049 85,090
0.0
238,450
(1)(2)
CIM Trust 2019-INV3
A3, 3.500%,
08/25/2049 211,274
0.0
2,702,838
(1)(2)
CIM Trust 2019-J2 B2,
3.768%,
10/25/2049 2,335,425
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
901,783
(1)(2)
CIM Trust 2019-J2 B3,
3.768%,
10/25/2049 $ 765,492
0.0
2,600,000
(1)(2)
CIM Trust 2019-
R5 M2, 3.250%,
09/25/2059 2,285,887
0.0
3,034,361
(1)(2)
CIM Trust 2020-J1 B3,
3.443%,
07/25/2050 2,491,093
0.0
679,056  Citicorp Mortgage
Securities Trust Series
2006-3 1A4, 6.000%,
06/25/2036 589,662
0.0
610,153
(2)
Citigroup Mortgage
Loan Trust 2006-AR9
2A, 5.373%,
11/25/2036 524,007
0.0
276,577
(2)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.523%,
09/25/2037 244,370
0.0
706,570
(1)(2)
Citigroup Mortgage
Loan Trust 2015-A B2,
4.500%,
06/25/2058 680,437
0.0
1,305,131
(1)(2)
Citigroup Mortgage
Loan Trust 2021-
J2 B2W, 2.769%,
07/25/2051 1,028,091
0.0
1,466,878
(1)(2)
Citigroup Mortgage
Loan Trust 2021-
J2 B3W, 2.769%,
07/25/2051 1,142,547
0.0
744,266
(1)(2)
Connecticut Avenue
Securities Trust 2019-
R05 1B1, 9.552%,
(SOFR30A + 4.214%),
07/25/2039 773,069
0.0
1,557,480
(1)(2)
Connecticut Avenue
Securities Trust 2020-
R02 2M2, 7.452%,
(SOFR30A + 2.114%),
01/25/2040 1,570,163
0.0
800,000
(1)(2)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 9.102%,
(SOFR30A + 3.764%),
02/25/2040 837,705
0.0
13,600,000
(1)(2)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 8.487%,
(SOFR30A + 3.150%),
12/25/2041 13,723,208
0.2
623,182
(1)
CSMC Series 2008-
2R 1A1, 6.000%,
07/25/2037 524,963
0.0
676,263
(1)(2)
CSMC Trust 2015-2
B3, 3.887%,
02/25/2045 638,968
0.0
50,735,196
(2)(6)
Deutsche Alt-B
Securities Mortgage
Loan Trust Series
2007-AB1 X, 0.777%,
04/25/2037 1,874,630
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
153,448
(2)
Fannie Mae Connecticut
Avenue Securities
2016-C01 2M2,
12.402%, (SOFR30A +
7.064%),
08/25/2028 $ 160,886
0.0
522,462
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2019-R01 2M2,
7.902%, (SOFR30A +
2.564%),
07/25/2031 524,709
0.0
732,113
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R01 1M2,
7.502%, (SOFR30A +
2.164%),
01/25/2040 742,149
0.0
4,578,457
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
8.452%, (SOFR30A +
3.114%),
01/25/2040 4,605,138
0.1
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-SBT1 2M2,
9.102%, (SOFR30A +
3.764%),
02/25/2040 527,390
0.0
2,500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2021-R02 2B1,
8.637%, (SOFR30A +
3.300%),
11/25/2041 2,527,639
0.0
3,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2M2,
8.587%, (SOFR30A +
3.250%),
09/25/2043 3,134,170
0.1
2,523
(2)
Fannie Mae Grantor
Trust 1998-T2 A6,
0.027%, (US0001M +
0.550%),
01/25/2032 2,522
0.0
121,960
(6)
Fannie Mae Interest
Strip 418 20, 3.000%,
05/25/2043 16,286
0.0
343,820
(6)
Fannie Mae Interest
Strip 418 59, 3.000%,
08/25/2028 13,157
0.0
119,308,003
(6)
Fannie Mae Interest
Strip 428 C28,
2.000%,
07/25/2037 6,774,988
0.1
23,952
(2)(6)
Fannie Mae REMIC
Trust 1997-
18 SG, 2.647%,
(-1.000*SOFR30A +
7.986%),
03/17/2027 290
0.0
43,039  Fannie Mae REMIC
Trust 1999-33 Z,
6.000%,
07/25/2029 43,515
0.0
18
(2)(6)
Fannie Mae REMIC
Trust 1999-
57 SC, 4.297%,
(-1.000*SOFR30A +
9.636%),
11/17/2029 —
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
146,977
(2)(6)
Fannie Mae REMIC
Trust 2001-
72 SC, 1.000%,
(-1.000*SOFR30A +
8.386%),
12/25/2031 $ 3,072
0.0
16,452
(2)(6)
Fannie Mae REMIC
Trust 2001-
8 SK, 3.297%,
(-1.000*SOFR30A +
8.636%),
03/18/2031 389
0.0
3,028,286  Fannie Mae REMIC
Trust 2002-W9 A4,
6.000%,
08/25/2042 3,054,118
0.1
542,781  Fannie Mae REMIC
Trust 2003-105 AZ,
5.500%,
10/25/2033 549,478
0.0
220,721
(2)
Fannie Mae REMIC
Trust 2003-45 FJ,
6.945%, (SOFR30A +
1.614%),
06/25/2033 226,101
0.0
553,368
(2)(6)
Fannie Mae REMIC
Trust 2003-
49 SW, 1.548%,
(-1.000*SOFR30A +
6.886%),
01/25/2033 47,462
0.0
673,972
(2)(6)
Fannie Mae REMIC
Trust 2003-
66 SA, 2.198%,
(-1.000*SOFR30A +
7.536%),
07/25/2033 80,065
0.0
139,067
(6)
Fannie Mae REMIC
Trust 2003-74 IO,
6.000%,
08/25/2033 25,048
0.0
298,087  Fannie Mae REMIC
Trust 2003-84 PZ,
5.000%,
09/25/2033 295,815
0.0
554,512  Fannie Mae REMIC
Trust 2004-50 VZ,
5.500%,
07/25/2034 561,457
0.0
2,500,154
(2)(6)
Fannie Mae REMIC
Trust 2004-
54 SN, 1.598%,
(-1.000*SOFR30A +
6.936%),
07/25/2034 207,013
0.0
30,224
(2)
Fannie Mae REMIC
Trust 2004-56 FE,
5.902%, (SOFR30A +
0.564%),
10/25/2033 30,268
0.0
235,443  Fannie Mae REMIC
Trust 2004-7 Z,
5.500%,
02/25/2034 237,033
0.0
501,661  Fannie Mae REMIC
Trust 2004-75 ZG,
4.500%,
10/25/2034 494,138
0.0
1,436,936  Fannie Mae REMIC
Trust 2005-25 Z,
5.000%,
04/25/2035 1,440,398
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,146,444
(2)(6)
Fannie Mae REMIC
Trust 2005-
75 ES, 0.598%,
(-1.000*SOFR30A +
5.936%),
09/25/2035 $ 406,306
0.0
417,499
(2)(6)
Fannie Mae REMIC
Trust 2005-
75 SP, 1.298%,
(-1.000*SOFR30A +
6.636%),
08/25/2035 24,106
0.0
67,458
(2)
Fannie Mae REMIC
Trust 2006-
104 ES, 6.190%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 89,541
0.0
993,189
(2)(6)
Fannie Mae REMIC
Trust 2006-
12 SD, 1.298%,
(-1.000*SOFR30A +
6.636%),
10/25/2035 66,622
0.0
382,386
(2)(6)
Fannie Mae REMIC
Trust 2006-
123 UI, 1.288%,
(-1.000*SOFR30A +
6.626%),
01/25/2037 38,106
0.0
1,281,593
(2)(6)
Fannie Mae REMIC
Trust 2006-
56 SM, 1.298%,
(-1.000*SOFR30A +
6.636%),
07/25/2036 100,408
0.0
42,477
(2)(6)
Fannie Mae REMIC
Trust 2006-
72 HS, 1.248%,
(-1.000*SOFR30A +
6.586%),
08/25/2026 890
0.0
9,873  Fannie Mae REMIC
Trust 2007-10 Z,
6.000%,
02/25/2037 10,119
0.0
365,908
(2)(6)
Fannie Mae REMIC
Trust 2007-
21 SB, 0.948%,
(-1.000*SOFR30A +
6.286%),
03/25/2037 13,952
0.0
834,159
(2)(6)
Fannie Mae REMIC
Trust 2007-
52 NS, 0.998%,
(-1.000*SOFR30A +
6.336%),
06/25/2037 84,041
0.0
758,914
(2)(6)
Fannie Mae REMIC
Trust 2007-
85 SM, 1.008%,
(-1.000*SOFR30A +
6.346%),
09/25/2037 71,487
0.0
1,796,262
(2)(6)
Fannie Mae REMIC
Trust 2007-
91 AS, 0.948%,
(-1.000*SOFR30A +
6.286%),
10/25/2037 177,307
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,902,637
(2)(6)
Fannie Mae REMIC
Trust 2008-
12 SC, 0.898%,
(-1.000*SOFR30A +
6.236%),
03/25/2038 $ 146,516
0.0
208,998  Fannie Mae REMIC
Trust 2008-16 Z,
5.500%,
03/25/2038 208,162
0.0
877,520  Fannie Mae REMIC
Trust 2009-19 PW,
4.500%,
10/25/2036 856,071
0.0
4,366,128
(2)
Fannie Mae REMIC
Trust 2009-50 HZ,
5.540%,
02/25/2049 4,465,843
0.1
4,071,603
(2)(6)
Fannie Mae REMIC
Trust 2009-
66 SP, 0.648%,
(-1.000*SOFR30A +
5.986%),
09/25/2039 241,797
0.0
928,365
(2)(6)
Fannie Mae REMIC
Trust 2009-
90 TS, 0.698%,
(-1.000*SOFR30A +
6.036%),
11/25/2039 86,040
0.0
2,698,058
(2)(6)
Fannie Mae REMIC
Trust 2010-
1 S, 0.798%,
(-1.000*SOFR30A +
6.136%),
02/25/2040 244,229
0.0
7,913,550
(2)(6)
Fannie Mae REMIC
Trust 2010-
107 SB, 1.138%,
(-1.000*SOFR30A +
6.476%),
09/25/2040 898,536
0.0
2,331,466
(2)(6)
Fannie Mae REMIC
Trust 2010-
123 SL, 0.618%,
(-1.000*SOFR30A +
5.956%),
11/25/2040 168,028
0.0
4,307,241
(2)(6)
Fannie Mae REMIC
Trust 2010-
150 SJ, 1.028%,
(-1.000*SOFR30A +
6.366%),
01/25/2041 447,723
0.0
882,779
(2)(6)
Fannie Mae REMIC
Trust 2010-
35 CS, 0.998%,
(-1.000*SOFR30A +
6.336%),
04/25/2050 72,624
0.0
2,885,758
(2)(6)
Fannie Mae REMIC
Trust 2010-
41 SB, 0.948%,
(-1.000*SOFR30A +
6.286%),
05/25/2040 232,924
0.0
730,995
(2)(6)
Fannie Mae REMIC
Trust 2010-
43 VS, 0.998%,
(-1.000*SOFR30A +
6.336%),
05/25/2040 63,363
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,750,105  Fannie Mae REMIC
Trust 2010-53 JZ,
5.000%,
07/25/2040 $ 1,654,205
0.0
4,327,428  Fannie Mae REMIC
Trust 2010-59 PC,
5.000%,
06/25/2040 4,359,945
0.1
809,956  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 816,064
0.0
4,444,711  Fannie Mae REMIC
Trust 2011-101 DB,
4.000%,
10/25/2041 4,261,457
0.1
563,619
(2)(6)
Fannie Mae REMIC
Trust 2011-
102 SA, 1.148%,
(-1.000*SOFR30A +
6.486%),
10/25/2041 62,476
0.0
2,667,379  Fannie Mae REMIC
Trust 2011-116 ZA,
3.500%,
11/25/2041 2,486,305
0.0
58,359  Fannie Mae REMIC
Trust 2011-127 UY,
3.500%,
12/25/2041 54,665
0.0
6,375,171  Fannie Mae REMIC
Trust 2011-136 PZ,
4.000%,
01/25/2042 6,100,389
0.1
1,935,123  Fannie Mae REMIC
Trust 2011-30 ZA,
5.000%,
04/25/2041 1,916,124
0.0
5,257,913
(2)(6)
Fannie Mae REMIC
Trust 2011-
47 GS, 0.478%,
(-1.000*SOFR30A +
5.816%),
06/25/2041 340,071
0.0
1,653,759  Fannie Mae REMIC
Trust 2011-8 ZA,
4.000%,
02/25/2041 1,586,445
0.0
4,615,532  Fannie Mae REMIC
Trust 2011-84 Z,
5.250%,
09/25/2041 4,781,698
0.1
6,530,310  Fannie Mae REMIC
Trust 2011-87 GB,
4.500%,
09/25/2041 6,414,159
0.1
1,582,503
(2)(6)
Fannie Mae REMIC
Trust 2011-
93 GS, 1.098%,
(-1.000*SOFR30A +
6.436%),
04/25/2039 168,562
0.0
7,292,197  Fannie Mae REMIC
Trust 2011-99 CZ,
4.500%,
10/25/2041 7,171,449
0.1
360,488  Fannie Mae REMIC
Trust 2012-110 CA,
3.000%,
10/25/2042 324,654
0.0
1,641,366
(2)(6)
Fannie Mae REMIC
Trust 2012-
111 SL, 0.648%,
(-1.000*SOFR30A +
5.986%),
05/25/2041 150,609
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,086,488  Fannie Mae REMIC
Trust 2012-111 ZK,
3.500%,
10/25/2042 $ 2,894,276
0.1
2,269,826
(6)
Fannie Mae REMIC
Trust 2012-120 WI,
3.000%,
11/25/2027 79,037
0.0
2,821,218
(2)(6)
Fannie Mae REMIC
Trust 2012-
122 SB, 0.698%,
(-1.000*SOFR30A +
6.036%),
11/25/2042 317,321
0.0
1,220,811
(6)
Fannie Mae REMIC
Trust 2012-128 LI,
3.500%,
06/25/2042 67,755
0.0
3,477,551
(2)(6)
Fannie Mae REMIC
Trust 2012-
133 AS, 0.748%,
(-1.000*SOFR30A +
6.086%),
10/25/2042 358,503
0.0
12,104,644
(2)(6)
Fannie Mae REMIC
Trust 2012-
133 NS, 0.698%,
(-1.000*SOFR30A +
6.036%),
12/25/2042 1,360,659
0.0
488,078
(6)
Fannie Mae REMIC
Trust 2012-149 GI,
3.500%,
06/25/2042 41,980
0.0
10,208,522  Fannie Mae REMIC
Trust 2012-15 PZ,
4.000%,
03/25/2042 9,704,706
0.1
3,857,206  Fannie Mae REMIC
Trust 2012-17 QZ,
4.000%,
03/25/2042 3,693,668
0.1
3,165,250  Fannie Mae REMIC
Trust 2012-2 HE,
4.000%,
02/25/2042 3,033,194
0.1
513,634
(2)(6)
Fannie Mae REMIC
Trust 2012-
24 HS, 1.098%,
(-1.000*SOFR30A +
6.436%),
09/25/2040 10,743
0.0
831,151  Fannie Mae REMIC
Trust 2012-30 AB,
4.000%,
04/25/2042 796,629
0.0
72,790
(2)(6)
Fannie Mae REMIC
Trust 2012-
30 QS, 1.148%,
(-1.000*SOFR30A +
6.486%),
04/25/2031 146
0.0
1,153,216  Fannie Mae REMIC
Trust 2012-33 BW,
4.000%,
04/25/2042 1,102,416
0.0
3,492  Fannie Mae REMIC
Trust 2012-44 KW,
3.500%,
05/25/2032 3,598
0.0
1,694,061  Fannie Mae REMIC
Trust 2012-55 PC,
3.500%,
05/25/2042 1,578,429
0.0
8,096,611  Fannie Mae REMIC
Trust 2012-63 MW,
4.000%,
05/25/2034 7,775,471
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,919,751  Fannie Mae REMIC
Trust 2012-66 EP,
4.000%,
06/25/2042 $ 5,577,191
0.1
411,392
(2)(6)
Fannie Mae REMIC
Trust 2012-
68 YS, 1.248%,
(-1.000*SOFR30A +
6.586%),
07/25/2042 42,248
0.0
500,000  Fannie Mae REMIC
Trust 2012-80 MY,
3.250%,
08/25/2042 433,343
0.0
13,174,702  Fannie Mae REMIC
Trust 2012-94 LZ,
3.500%,
09/25/2042 12,055,840
0.2
2,187,343  Fannie Mae REMIC
Trust 2013-111 BA,
3.000%,
11/25/2033 2,072,402
0.0
1,186,364  Fannie Mae REMIC
Trust 2013-116 UB,
4.000%,
11/25/2043 1,099,238
0.0
1,403,000  Fannie Mae REMIC
Trust 2013-13 BE,
4.000%,
03/25/2043 1,336,807
0.0
107,674  Fannie Mae REMIC
Trust 2013-16 GD,
3.000%,
03/25/2033 105,780
0.0
1,396,414  Fannie Mae REMIC
Trust 2013-20 DL,
4.000%,
03/25/2033 1,350,566
0.0
896,616
(2)(6)
Fannie Mae REMIC
Trust 2013-
26 JS, 0.748%,
(-1.000*SOFR30A +
6.086%),
10/25/2032 40,815
0.0
3,718,082
(2)(6)
Fannie Mae REMIC
Trust 2013-
40 LS, 0.698%,
(-1.000*SOFR30A +
6.036%),
05/25/2043 396,022
0.0
14,668,097
(6)
Fannie Mae REMIC
Trust 2013-44 DI,
3.000%,
05/25/2033 1,296,104
0.0
3,743,431
(2)(6)
Fannie Mae REMIC
Trust 2013-
60 DS, 0.748%,
(-1.000*SOFR30A +
6.086%),
06/25/2033 258,970
0.0
4,372,536
(6)
Fannie Mae REMIC
Trust 2013-70 BI,
3.000%,
07/25/2033 376,552
0.0
4,073,550  Fannie Mae REMIC
Trust 2013-70 JZ,
3.000%,
07/25/2043 3,555,796
0.1
877,572
(2)(6)
Fannie Mae REMIC
Trust 2013-
72 YS, 0.698%,
(-1.000*SOFR30A +
6.036%),
07/25/2033 57,554
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,592,531
(2)(6)
Fannie Mae REMIC
Trust 2013-
9 SM, 0.798%,
(-1.000*SOFR30A +
6.136%),
02/25/2033 $ 221,841
0.0
5,522,298
(2)(6)
Fannie Mae REMIC
Trust 2014-
15 SB, 1.198%,
(-1.000*SOFR30A +
6.536%),
04/25/2044 678,155
0.0
720,878
(2)(6)
Fannie Mae REMIC
Trust 2014-
17 DS, 0.748%,
(-1.000*SOFR30A +
6.086%),
02/25/2043 16,478
0.0
843,977
(2)(6)
Fannie Mae REMIC
Trust 2014-
28 BS, 0.748%,
(-1.000*SOFR30A +
6.086%),
08/25/2043 46,787
0.0
970,000  Fannie Mae REMIC
Trust 2014-61 PY,
3.500%,
10/25/2044 854,234
0.0
5,666,316
(6)
Fannie Mae REMIC
Trust 2014-70 IO,
5.500%,
10/25/2044 963,027
0.0
23,123,132
(2)(6)
Fannie Mae REMIC
Trust 2014-
79 KS, 0.698%,
(-1.000*SOFR30A +
6.036%),
12/25/2044 2,626,307
0.1
18,843,109  Fannie Mae REMIC
Trust 2015-20 EZ,
3.500%,
04/25/2045 17,313,816
0.2
3,748,883
(6)
Fannie Mae REMIC
Trust 2015-56 IC,
6.000%,
08/25/2045 641,333
0.0
2,000,000  Fannie Mae REMIC
Trust 2015-67 AV,
3.500%,
01/25/2036 1,841,065
0.0
2,974,029  Fannie Mae REMIC
Trust 2015-67 QV,
3.000%,
12/25/2040 2,882,698
0.1
1,556,282
(6)
Fannie Mae REMIC
Trust 2015-76 PI,
6.000%,
09/25/2045 252,289
0.0
24,342,231
(2)(6)
Fannie Mae REMIC
Trust 2015-
79 SA, 0.798%,
(-1.000*SOFR30A +
6.136%),
11/25/2045 2,289,375
0.0
13,242,765
(2)(6)
Fannie Mae REMIC
Trust 2015-
86 BS, 0.248%,
(-1.000*SOFR30A +
5.586%),
11/25/2045 785,280
0.0
22,407,816
(6)
Fannie Mae REMIC
Trust 2015-88 IO,
6.500%,
12/25/2045 5,344,730
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,786,031
(6)
Fannie Mae REMIC
Trust 2015-9 IO,
5.500%,
03/25/2045 $ 1,983,442
0.0
4,746,034
(6)
Fannie Mae REMIC
Trust 2015-97 BI,
5.500%,
01/25/2046 829,742
0.0
2,949,259
(6)
Fannie Mae REMIC
Trust 2016-104 BI,
6.000%,
01/25/2047 549,376
0.0
4,839,790
(6)
Fannie Mae REMIC
Trust 2016-52 MI,
4.000%,
12/25/2045 756,576
0.0
15,303,584
(2)(6)
Fannie Mae REMIC
Trust 2016-
60 SB, 0.648%,
(-1.000*SOFR30A +
5.986%),
09/25/2046 1,326,821
0.0
18,908,733
(2)(6)
Fannie Mae REMIC
Trust 2016-
81 CS, 0.648%,
(-1.000*SOFR30A +
5.986%),
11/25/2046 1,363,297
0.0
12,638,096
(2)(6)
Fannie Mae REMIC
Trust 2016-
82 SD, 0.598%,
(-1.000*SOFR30A +
5.936%),
11/25/2046 1,109,194
0.0
257,578  Fannie Mae REMIC
Trust 2016-88 EA,
3.500%,
01/25/2045 253,221
0.0
336,164  Fannie Mae REMIC
Trust 2016-9 D,
3.000%,
03/25/2046 303,702
0.0
16,730,938
(2)(6)
Fannie Mae REMIC
Trust 2017-
10 SA, 0.648%,
(-1.000*SOFR30A +
5.986%),
03/25/2047 1,408,584
0.0
5,061,281  Fannie Mae REMIC
Trust 2017-108 ZD,
3.000%,
01/25/2048 3,964,435
0.1
4,516,779  Fannie Mae REMIC
Trust 2017-54 D,
3.000%,
07/25/2047 4,039,917
0.1
23,818,364
(2)(6)
Fannie Mae REMIC
Trust 2018-
15 SC, 0.848%,
(-1.000*SOFR30A +
6.186%),
03/25/2048 2,404,018
0.0
3,395,297  Fannie Mae REMIC
Trust 2018-26 KA,
3.500%,
04/25/2048 3,119,951
0.1
1,047,664  Fannie Mae REMIC
Trust 2018-38 LA,
3.000%,
06/25/2048 924,798
0.0
10,527,844  Fannie Mae REMIC
Trust 2018-73 AB,
3.000%,
10/25/2048 9,490,378
0.1
1,089,267  Fannie Mae REMIC
Trust 2018-8 AB,
3.500%,
10/25/2047 1,018,616
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
29,882,247
(2)(6)
Fannie Mae REMIC
Trust 2018-
82 SA, 0.748%,
(-1.000*SOFR30A +
6.086%),
11/25/2048 $ 2,753,060
0.1
6,687,538
(2)(6)
Fannie Mae REMIC
Trust 2018-
86 AS, 0.748%,
(-1.000*SOFR30A +
6.086%),
12/25/2048 510,220
0.0
30,498,534
(2)(6)
Fannie Mae REMIC
Trust 2018-
86 SM, 0.748%,
(-1.000*SOFR30A +
6.086%),
12/25/2048 2,594,181
0.0
27,468,437
(2)(6)
Fannie Mae REMIC
Trust 2018-
91 SB, 0.648%,
(-1.000*SOFR30A +
5.986%),
12/25/2058 3,034,062
0.1
9,303,748
(6)
Fannie Mae REMIC
Trust 2019-21 AI,
5.000%,
05/25/2059 2,469,531
0.0
8,331,297
(2)(6)
Fannie Mae REMIC
Trust 2019-
30 SB, 0.648%,
(-1.000*SOFR30A +
5.986%),
07/25/2049 775,707
0.0
13,157,389
(2)(6)
Fannie Mae REMIC
Trust 2019-
34 BS, 0.598%,
(-1.000*SOFR30A +
5.936%),
07/25/2049 1,413,159
0.0
6,895,996
(2)(6)
Fannie Mae REMIC
Trust 2019-
39 SA, 0.648%,
(-1.000*SOFR30A +
5.986%),
08/25/2049 596,440
0.0
46,988,656
(2)(6)
Fannie Mae REMIC
Trust 2019-
41 S, 0.548%,
(-1.000*SOFR30A +
5.886%),
08/25/2059 3,733,620
0.1
4,729,428
(2)(6)
Fannie Mae REMIC
Trust 2019-
47 SB, 0.648%,
(-1.000*SOFR30A +
5.986%),
05/25/2040 394,567
0.0
12,718,166
(2)(6)
Fannie Mae REMIC
Trust 2019-
79 SB, 0.548%,
(-1.000*SOFR30A +
5.886%),
01/25/2050 1,246,003
0.0
6,734,153
(2)(6)
Fannie Mae REMIC
Trust 2020-
10 SE, 0.548%,
(-1.000*SOFR30A +
5.886%),
03/25/2050 659,747
0.0
19,744,240
(6)
Fannie Mae REMIC
Trust 2020-35 IO,
5.000%,
06/25/2050 3,028,099
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
21,773,230
(6)
Fannie Mae REMIC
Trust 2020-44 DI,
2.500%,
07/25/2050 $ 2,858,285
0.1
9,872,928
(6)
Fannie Mae REMIC
Trust 2020-44 EI,
3.500%,
09/25/2042 1,535,422
0.0
9,087,181
(6)
Fannie Mae REMIC
Trust 2020-53 CI,
4.500%,
08/25/2050 1,977,020
0.0
25,794,689
(6)
Fannie Mae REMIC
Trust 2020-74 GI,
5.000%,
10/25/2050 5,121,069
0.1
31,809,113
(6)
Fannie Mae REMIC
Trust 2020-99 IB,
3.500%,
05/25/2050 5,973,812
0.1
47,176,770
(6)
Fannie Mae REMIC
Trust 2021-1 BI,
3.000%,
02/25/2049 7,530,545
0.1
151,823,428
(6)
Fannie Mae REMIC
Trust 2021-10 AI,
3.000%,
03/25/2041 17,301,965
0.2
27,360,574
(6)
Fannie Mae REMIC
Trust 2021-22 BI,
4.000%,
04/25/2051 5,502,378
0.1
36,666,275
(6)
Fannie Mae REMIC
Trust 2021-41 MI,
5.000%,
06/25/2048 6,816,686
0.1
36,617,100
(2)(6)
Fannie Mae REMIC
Trust 2021-
55 SA, 0.153%,
(-1.000*SOFR30A +
3.150%),
08/25/2061 884,611
0.0
80,393,979
(6)
Fannie Mae REMIC
Trust 2021-77 AI,
3.500%,
11/25/2051 16,346,548
0.2
25,903,585
(6)
Fannie Mae REMIC
Trust 2021-8 TI,
4.000%,
03/25/2051 5,221,512
0.1
17,105,820
(6)
Fannie Mae REMIC
Trust 2021-81 LI,
2.500%,
11/25/2051 2,538,458
0.0
63,550,603
(6)
Fannie Mae REMIC
Trust 2021-93 AI,
3.000%,
01/25/2052 10,538,342
0.1
35,459,417
(6)
Fannie Mae REMIC
Trust 2023-23 AI,
4.000%,
12/25/2051 7,141,151
0.1
520,730  First Horizon Alternative
Mortgage Securities
Trust 2006-FA8 1A11,
6.000%,
02/25/2037 215,006
0.0
1,082,451
(1)(2)
First Republic Mortgage
Trust 2020-1 B2,
2.886%,
04/25/2050 906,543
0.0
1,683,537
(1)(2)
Flagstar Mortgage Trust
2018-1 B1, 3.940%,
03/25/2048 1,517,908
0.0
2,195,331
(1)(2)
Flagstar Mortgage Trust
2018-1 B3, 3.940%,
03/25/2048 1,907,357
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,154,535
(1)(2)
Flagstar Mortgage Trust
2018-2 B2, 4.009%,
04/25/2048 $ 1,035,886
0.0
701,402
(1)(2)
Flagstar Mortgage Trust
2018-3INV A3, 4.000%,
05/25/2048 649,215
0.0
874,277
(1)(2)
Flagstar Mortgage Trust
2018-4 B3, 4.165%,
07/25/2048 789,089
0.0
1,659,551
(1)(2)
Flagstar Mortgage Trust
2018-5 B3, 4.456%,
09/25/2048 1,482,394
0.0
2,762,305
(1)(2)
Flagstar Mortgage Trust
2018-6RR B3, 4.913%,
10/25/2048 2,587,047
0.0
1,347,963
(1)(2)
Flagstar Mortgage Trust
2019-2 B2, 4.007%,
12/25/2049 1,198,360
0.0
1,904,719
(1)(2)
Flagstar Mortgage
Trust 2020-1INV B1A,
4.205%,
03/25/2050 1,699,787
0.0
2,305,517
(1)(2)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.205%,
03/25/2050 2,029,351
0.0
1,428,157
(1)(2)
Flagstar Mortgage Trust
2021-6INV B1, 3.487%,
08/25/2051 1,206,662
0.0
1,536,174  Freddie Mac Reference
REMIC R007 ZA,
6.000%,
05/15/2036 1,612,073
0.0
164,248  Freddie Mac Reference
REMIC R008 ZA,
6.000%,
07/15/2036 167,714
0.0
36,448  Freddie Mac REMIC
Trust 2110 PG,
6.000%,
01/15/2029 36,799
0.0
33,025  Freddie Mac REMIC
Trust 2114 ZM,
6.000%,
01/15/2029 33,245
0.0
257,968  Freddie Mac REMIC
Trust 2143 ZB,
6.000%,
04/15/2029 262,740
0.0
2,135
(2)(6)
Freddie Mac
REMIC Trust
2232 SA, 3.147%,
(-1.000*SOFR30A +
8.486%),
05/17/2030 17
0.0
2,742
(2)(6)
Freddie Mac
REMIC Trust
2301 SP, 3.797%,
(-1.000*SOFR30A +
9.136%),
04/15/2031 48
0.0
130,788  Freddie Mac REMIC
Trust 2541 NE,
5.500%,
12/15/2032 132,546
0.0
37,276
(6)
Freddie Mac REMIC
Trust 2594 IY, 6.000%,
04/15/2033 6,177
0.0
294,577  Freddie Mac REMIC
Trust 2845 QH,
5.000%,
08/15/2034 295,827
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
61,758  Freddie Mac REMIC
Trust 2861 Z, 5.500%,
09/15/2034 $ 62,771
0.0
100,389  Freddie Mac REMIC
Trust 2930 ZL,
5.000%,
02/15/2035 100,862
0.0
152,361  Freddie Mac REMIC
Trust 2931 ZY,
5.000%,
02/15/2035 153,239
0.0
114,559
(2)(6)
Freddie Mac
REMIC Trust
2993 GS, 0.697%,
(-1.000*SOFR30A +
6.036%),
06/15/2025 541
0.0
516,629
(2)(6)
Freddie Mac REMIC
Trust 3006 SI, 1.287%,
(-1.000*SOFR30A +
6.626%),
07/15/2035 52,494
0.0
494,424
(2)(6)
Freddie Mac REMIC
Trust 3006 YI, 1.287%,
(-1.000*SOFR30A +
6.626%),
07/15/2035 46,596
0.0
3,046,495
(2)(6)
Freddie Mac REMIC
Trust 3045 DI, 1.277%,
(-1.000*SOFR30A +
6.616%),
10/15/2035 266,946
0.0
573,648  Freddie Mac REMIC
Trust 3117 ZA,
5.500%,
02/15/2036 574,023
0.0
478,730
(2)(6)
Freddie Mac
REMIC Trust
3171 PS, 1.032%,
(-1.000*SOFR30A +
6.371%),
06/15/2036 32,574
0.0
3,237,224
(2)(6)
Freddie Mac REMIC
Trust 3199 S, 0.997%,
(-1.000*SOFR30A +
6.336%),
08/15/2036 316,955
0.0
2,964,772
(2)(6)
Freddie Mac
REMIC Trust
3213 JS, 1.747%,
(-1.000*SOFR30A +
7.086%),
09/15/2036 367,031
0.0
10,331,130
(2)(6)
Freddie Mac
REMIC Trust
3346 SC, 1.097%,
(-1.000*SOFR30A +
6.436%),
10/15/2033 803,442
0.0
267,995  Freddie Mac REMIC
Trust 3351 ZC,
5.500%,
07/15/2037 275,067
0.0
734,493
(2)(6)
Freddie Mac REMIC
Trust 3375 QI, 0.600%,
(-1.000*SOFR30A +
63.455%),
10/15/2037 17,282
0.0
89,539  Freddie Mac REMIC
Trust 3394 ZY,
6.000%,
11/15/2037 92,765
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,920,656
(2)(6)
Freddie Mac
REMIC Trust
3510 AS, 0.957%,
(-1.000*SOFR30A +
6.296%),
04/15/2037 $ 483,848
0.0
136,545
(2)(6)
Freddie Mac REMIC
Trust 3524 LA,
4.993%,
03/15/2033 131,756
0.0
9,527
(2)
Freddie Mac REMIC
Trust 3556 NT,
8.553%, (SOFR30A +
3.214%),
03/15/2038 9,812
0.0
5,214,403
(2)(6)
Freddie Mac
REMIC Trust
3629 CS, 0.897%,
(-1.000*SOFR30A +
6.236%),
01/15/2040 553,169
0.0
2,996,470  Freddie Mac REMIC
Trust 3639 ZN,
5.500%,
12/15/2034 3,036,010
0.1
259,552  Freddie Mac REMIC
Trust 3662 ZB,
5.500%,
08/15/2036 267,987
0.0
198,643  Freddie Mac REMIC
Trust 3724 CM,
5.500%,
06/15/2037 203,655
0.0
1,986,661  Freddie Mac REMIC
Trust 3736 ZP,
4.000%,
10/15/2040 1,906,727
0.0
1,451,517  Freddie Mac REMIC
Trust 3740 KE,
4.000%,
10/15/2040 1,394,119
0.0
17,492,784  Freddie Mac REMIC
Trust 3753 KZ,
4.500%,
11/15/2040 17,219,181
0.2
4,129,548  Freddie Mac REMIC
Trust 3775 GZ,
4.500%,
12/15/2040 3,882,534
0.1
1,900,000  Freddie Mac REMIC
Trust 3820 NC,
4.500%,
03/15/2041 1,875,407
0.0
857,377  Freddie Mac REMIC
Trust 3843 JZ,
5.100%,
04/15/2041 859,185
0.0
351,882  Freddie Mac REMIC
Trust 3848 WX,
5.000%,
04/15/2041 355,027
0.0
611,496
(2)(6)
Freddie Mac
REMIC Trust
3856 KS, 1.097%,
(-1.000*SOFR30A +
6.436%),
05/15/2041 64,474
0.0
2,650,000  Freddie Mac REMIC
Trust 3890 ME,
5.000%,
07/15/2041 2,649,866
0.1
1,795,127  Freddie Mac REMIC
Trust 3893 PU,
4.000%,
07/15/2041 1,728,128
0.0
3,607,669  Freddie Mac REMIC
Trust 3919 BY,
4.000%,
09/15/2041 3,457,276
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,058,312  Freddie Mac REMIC
Trust 3919 ZB,
4.000%,
09/15/2041 $ 6,752,692
0.1
2,890,986  Freddie Mac REMIC
Trust 3923 GY,
4.000%,
09/15/2041 2,781,502
0.1
227,037
(2)(6)
Freddie Mac
REMIC Trust
3925 SD, 0.597%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 6,189
0.0
842,076
(2)(6)
Freddie Mac
REMIC Trust
3925 SL, 0.597%,
(-1.000*SOFR30A +
5.936%),
01/15/2041 14,019
0.0
1,292,431  Freddie Mac REMIC
Trust 3934 CB,
4.000%,
10/15/2041 1,237,425
0.0
535,703  Freddie Mac REMIC
Trust 3934 KB,
5.000%,
10/15/2041 535,083
0.0
4,184,492  Freddie Mac REMIC
Trust 3982 LZ,
4.000%,
01/15/2042 4,006,647
0.1
744,119  Freddie Mac REMIC
Trust 3997 PB,
4.000%,
02/15/2042 712,609
0.0
121,369  Freddie Mac REMIC
Trust 4000 PA,
4.500%,
01/15/2042 120,444
0.0
2,452,223
(2)(6)
Freddie Mac
REMIC Trust
4057 SN, 1.197%,
(-1.000*SOFR30A +
6.536%),
12/15/2041 192,450
0.0
2,416,188  Freddie Mac REMIC
Trust 4057 ZB,
3.500%,
06/15/2042 2,243,301
0.0
10,890,711  Freddie Mac REMIC
Trust 4084 TZ,
4.000%,
07/15/2042 10,412,194
0.1
657,061
(2)(6)
Freddie Mac
REMIC Trust
4088 CS, 0.547%,
(-1.000*SOFR30A +
5.886%),
08/15/2042 66,132
0.0
1,287,069
(2)(6)
Freddie Mac
REMIC Trust
4090 SN, 1.247%,
(-1.000*SOFR30A +
6.586%),
08/15/2032 95,101
0.0
509,446  Freddie Mac REMIC
Trust 4100 JA,
3.500%,
10/15/2041 488,619
0.0
3,563,631
(6)
Freddie Mac REMIC
Trust 4161 WI,
3.000%,
02/15/2033 285,881
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,487,407
(2)(6)
Freddie Mac
REMIC Trust
4191 SA, 0.747%,
(-1.000*SOFR30A +
6.086%),
03/15/2043 $ 288,310
0.0
2,128,000  Freddie Mac REMIC
Trust 4193 BP,
4.000%,
04/15/2043 1,953,760
0.0
1,812,229
(6)
Freddie Mac REMIC
Trust 4194 GI,
4.000%,
04/15/2043 291,385
0.0
2,708,941  Freddie Mac REMIC
Trust 4203 BN,
3.000%,
04/15/2033 2,576,844
0.0
2,080,000  Freddie Mac REMIC
Trust 4235 QD,
3.000%,
08/15/2033 1,967,194
0.0
943,827  Freddie Mac REMIC
Trust 4246 ZX,
4.500%,
04/15/2041 928,721
0.0
769,753
(6)
Freddie Mac REMIC
Trust 4293 KI, 4.500%,
08/15/2043 95,522
0.0
20,676,901
(2)(6)
Freddie Mac
REMIC Trust
4301 SD, 0.647%,
(-1.000*SOFR30A +
5.986%),
07/15/2037 1,544,416
0.0
7,586,498  Freddie Mac REMIC
Trust 4310 BZ,
4.000%,
02/15/2044 7,220,658
0.1
4,670,095  Freddie Mac REMIC
Trust 4316 XZ,
4.500%,
03/15/2044 4,547,457
0.1
7,779,769  Freddie Mac REMIC
Trust 4335 XZ,
4.250%,
05/15/2044 7,463,156
0.1
4,937,340  Freddie Mac REMIC
Trust 4335 ZX,
4.250%,
05/15/2044 4,708,417
0.1
10,926,970  Freddie Mac REMIC
Trust 4348 ZX,
4.250%,
06/15/2044 10,622,426
0.1
352,331  Freddie Mac REMIC
Trust 4370 AD,
3.000%,
08/15/2040 347,019
0.0
2,512,703
(2)(6)
Freddie Mac
REMIC Trust
4386 LS, 0.647%,
(-1.000*SOFR30A +
5.986%),
09/15/2044 255,025
0.0
2,567,085  Freddie Mac REMIC
Trust 4401 BL,
3.500%,
10/15/2034 2,460,115
0.0
8,302,716
(2)(6)
Freddie Mac
REMIC Trust
4407 CS, 0.747%,
(-1.000*SOFR30A +
6.086%),
06/15/2044 680,948
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,918,469
(2)(6)
Freddie Mac
REMIC Trust
4407 PS, 0.147%,
(-1.000*SOFR30A +
5.486%),
06/15/2044 $ 711,484
0.0
6,515,000  Freddie Mac REMIC
Trust 4444 CZ,
3.000%,
02/15/2045 5,636,063
0.1
11,496,507
(2)(6)
Freddie Mac
REMIC Trust
4461 AS, 0.147%,
(-1.000*SOFR30A +
5.486%),
04/15/2045 816,231
0.0
3,124,000  Freddie Mac REMIC
Trust 4492 VB,
3.500%,
05/15/2035 2,960,812
0.1
25,488  Freddie Mac REMIC
Trust 4500 HC,
3.000%,
11/15/2042 25,291
0.0
2,913,000  Freddie Mac REMIC
Trust 4505 PB,
3.000%,
08/15/2045 2,514,003
0.0
8,068,266  Freddie Mac REMIC
Trust 4545 PL,
3.500%,
01/15/2046 7,356,308
0.1
10,983,664
(2)(6)
Freddie Mac
REMIC Trust
4574 ST, 0.547%,
(-1.000*SOFR30A +
5.886%),
04/15/2046 1,218,149
0.0
56,380,846
(2)(6)
Freddie Mac
REMIC Trust
4585 AS, 0.647%,
(-1.000*SOFR30A +
5.986%),
05/15/2046 5,024,729
0.1
4,203,783  Freddie Mac REMIC
Trust 4608 JV,
3.500%,
01/15/2055 3,523,379
0.1
15,931,754
(2)(6)
Freddie Mac
REMIC Trust
4611 BS, 0.647%,
(-1.000*SOFR30A +
5.986%),
06/15/2041 1,457,370
0.0
10,266,365  Freddie Mac REMIC
Trust 4664 KZ,
3.500%,
02/15/2047 9,268,021
0.1
5,871,148  Freddie Mac REMIC
Trust 4680 GZ,
3.500%,
03/15/2047 5,208,736
0.1
5,816,292  Freddie Mac REMIC
Trust 4682 HZ,
3.500%,
04/15/2047 5,249,141
0.1
2,300,058  Freddie Mac REMIC
Trust 4700 KZ,
3.500%,
07/15/2047 2,065,726
0.0
4,178,872  Freddie Mac REMIC
Trust 4753 VZ,
3.000%,
12/15/2047 3,337,651
0.1
3,421,540  Freddie Mac REMIC
Trust 4755 Z, 3.000%,
02/15/2048 2,958,197
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
36,784,144  Freddie Mac REMIC
Trust 4771 HZ,
3.500%,
03/15/2048 $ 33,101,819
0.4
426,684  Freddie Mac REMIC
Trust 4772 VG,
4.500%,
08/15/2036 423,202
0.0
14,460,236  Freddie Mac REMIC
Trust 4776 AZ,
4.000%,
07/15/2047 13,595,793
0.2
394,600  Freddie Mac REMIC
Trust 4787 PY,
4.000%,
05/15/2048 370,582
0.0
7,696,649  Freddie Mac REMIC
Trust 4795 D, 5.000%,
05/15/2048 7,613,695
0.1
1,989,475  Freddie Mac REMIC
Trust 4834 AZ,
3.500%,
10/15/2048 1,855,152
0.0
30,649,022
(2)(6)
Freddie Mac
REMIC Trust
4879 DS, 0.647%,
(-1.000*SOFR30A +
5.986%),
08/15/2034 2,053,248
0.0
27,178,034
(2)(6)
Freddie Mac
REMIC Trust
4892 SA, 0.597%,
(-1.000*SOFR30A +
5.936%),
07/15/2049 2,975,440
0.1
1,632,872  Freddie Mac REMIC
Trust 4904 HB,
3.000%,
08/25/2049 1,242,599
0.0
7,463,346
(2)(6)
Freddie Mac
REMIC Trust
4906 SQ, 0.598%,
(-1.000*SOFR30A +
5.936%),
09/25/2049 797,523
0.0
606,535  Freddie Mac REMIC
Trust 4914 DB,
3.000%,
09/25/2049 435,677
0.0
2,254,656  Freddie Mac REMIC
Trust 4941 CZ,
3.000%,
11/25/2049 1,927,597
0.0
2,821,907  Freddie Mac REMIC
Trust 4941 WZ,
3.000%,
11/25/2049 2,494,842
0.0
4,561,439  Freddie Mac REMIC
Trust 4950 KE,
2.500%,
12/25/2049 3,934,998
0.1
53,110,619
(6)
Freddie Mac REMIC
Trust 4998 AI, 3.500%,
12/25/2049 11,147,393
0.2
48,324,363
(6)
Freddie Mac REMIC
Trust 5014 HI, 4.000%,
09/25/2050 9,648,394
0.1
30,658,508
(6)
Freddie Mac REMIC
Trust 5019 HI, 3.500%,
10/25/2050 5,741,532
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
23,127,936
(2)(6)
Freddie Mac
REMIC Trust
5045 BS, 0.863%,
(-1.000*SOFR30A +
6.200%),
11/25/2050 $ 3,241,575
0.1
98,450,015
(6)
Freddie Mac REMIC
Trust 5051 BI, 3.000%,
11/25/2050 16,577,082
0.2
28,163,974
(6)
Freddie Mac REMIC
Trust 5072 NI, 3.000%,
01/25/2050 4,751,899
0.1
55,493,161
(6)
Freddie Mac REMIC
Trust 5072 QI,
3.500%,
10/25/2050 11,705,439
0.2
43,846,915
(6)
Freddie Mac REMIC
Trust 5082 IQ,
3.000%,
03/25/2051 7,359,029
0.1
20,660,657
(6)
Freddie Mac REMIC
Trust 5103 HI, 4.000%,
05/25/2051 4,113,902
0.1
22,064,197
(6)
Freddie Mac REMIC
Trust 5113 AI, 4.000%,
06/25/2041 3,538,265
0.1
67,032,312
(6)
Freddie Mac REMIC
Trust 5117 IO, 3.000%,
06/25/2051 9,813,034
0.1
45,432,087
(6)
Freddie Mac REMIC
Trust 5125 MI,
4.500%,
11/25/2048 11,088,073
0.2
26,275,759
(6)
Freddie Mac REMIC
Trust 5128 IC, 5.500%,
09/25/2041 5,268,613
0.1
69,955,822
(6)
Freddie Mac REMIC
Trust 5200 IC, 4.000%,
03/25/2051 14,014,425
0.2
1,456,036  Freddie Mac REMIC
Trust 5228 EC,
4.000%,
02/25/2050 1,353,421
0.0
42,303,490
(6)
Freddie Mac REMIC
Trust 5322 IO,
4.000%,
09/25/2051 8,500,506
0.1
8,740,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2020-
HQA2 B1, 9.552%,
(SOFR30A + 4.214%),
03/25/2050 9,594,782
0.1
1,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 M2, 7.137%,
(SOFR30A + 1.800%),
11/25/2041 989,010
0.0
3,002,445
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA1 M2, 7.587%,
(SOFR30A + 2.250%),
08/25/2033 2,998,182
0.1
6,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA3 M2, 7.437%,
(SOFR30A + 2.100%),
09/25/2041 6,424,135
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
15,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 9.087%,
(SOFR30A + 3.750%),
12/25/2041 $ 15,013,500
0.2
10,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 M2, 7.687%,
(SOFR30A + 2.350%),
12/25/2041 9,874,156
0.1
13,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 8.737%,
(SOFR30A + 3.400%),
01/25/2042 13,479,714
0.2
9,200,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M1B, 7.187%,
(SOFR30A + 1.850%),
01/25/2042 9,213,383
0.1
7,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M2, 7.837%,
(SOFR30A + 2.500%),
01/25/2042 7,000,839
0.1
9,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 9.087%,
(SOFR30A + 3.750%),
02/25/2042 9,310,261
0.1
1,150,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
HQA3 M2, 10.687%,
(SOFR30A + 5.350%),
08/25/2042 1,223,188
0.0
2,367,600  Freddie Mac Strips 277
30, 3.000%,
09/15/2042 2,146,424
0.0
5,033,769
(6)
Freddie Mac Strips
303 C17, 3.500%,
01/15/2043 790,711
0.0
25,328,959
(2)(6)
Freddie Mac Strips
311 S1, 0.497%,
(-1.000*SOFR30A +
5.836%),
08/15/2043 2,893,676
0.1
9,379,622  Freddie Mac Strips
326 350, 3.500%,
03/15/2044 8,749,037
0.1
761,860
(2)(6)
Freddie Mac Strips 344
68, 3.000%,
02/15/2045 90,687
0.0
233,646
(2)(6)
Freddie Mac Strips 344
89, 4.500%,
02/15/2045 41,240
0.0
3,220,455
(6)
Freddie Mac Strips
344 C13, 4.500%,
02/15/2045 653,471
0.0
4,757,805
(6)
Freddie Mac Strips
344 C17, 4.000%,
02/15/2045 886,743
0.0
2,331,588
(2)(6)
Freddie Mac Strips
344 C18, 4.000%,
02/15/2045 379,349
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,854,283
(2)(6)
Freddie Mac Strips
344 C19, 3.500%,
02/15/2045 $ 368,791
0.0
4,630,611
(6)
Freddie Mac Strips 344
C2, 4.000%,
02/15/2045 862,101
0.0
3,887,545
(6)
Freddie Mac Strips 344
C4, 4.000%,
02/15/2045 713,149
0.0
6,634,356
(6)
Freddie Mac Strips 344
C5, 3.500%,
02/15/2045 1,123,857
0.0
6,919,424
(6)
Freddie Mac Strips 344
C6, 4.000%,
02/15/2045 1,313,015
0.0
3,781,560
(6)
Freddie Mac Strips 344
C7, 4.000%,
02/15/2045 717,470
0.0
2,914,033
(6)
Freddie Mac Strips 344
C8, 3.500%,
02/15/2045 485,602
0.0
3,449,571
(6)
Freddie Mac Strips 344
C9, 3.500%,
02/15/2045 574,141
0.0
7,958,204
(6)
Freddie Mac Strips
347 C14, 3.500%,
02/15/2044 1,372,139
0.0
4,744,489
(6)
Freddie Mac Strips
347 C22, 4.000%,
02/15/2044 864,476
0.0
5,190,179
(6)
Freddie Mac Strips
347 C23, 4.000%,
02/15/2044 948,926
0.0
4,888,257
(6)
Freddie Mac Strips
347 C24, 4.000%,
02/15/2044 883,986
0.0
4,322,321
(6)
Freddie Mac Strips
347 C25, 4.000%,
02/15/2044 782,160
0.0
6,096,351
(6)
Freddie Mac Strips
347 C26, 4.000%,
02/15/2044 1,149,407
0.0
5,483,536
(6)
Freddie Mac Strips
347 C28, 4.500%,
02/15/2044 1,128,540
0.0
9,195,735
(6)
Freddie Mac Strips 347
C5, 3.000%,
05/15/2043 1,410,066
0.0
19,215,751
(6)
Freddie Mac Strips
365 C23, 3.500%,
10/15/2047 3,397,866
0.1
5,285,086
(1)(2)
Freddie Mac Structured
Agency Credit Risk
Debt Notes 2021-DNA2
M2, 7.637%, (SOFR30A
+ 2.300%),
08/25/2033 5,339,338
0.1
818,446
(2)
Freddie Mac Structured
Pass-Through
Certificates T-48 1A,
4.413%,
07/25/2033 782,608
0.0
2,431,751  Freddie Mac Whole
Loan Securities Trust
2017-SC01 1A,
3.000%,
12/25/2046 2,074,900
0.0
2,431,083  Freddie Mac Whole
Loan Securities Trust
2017-SC01 2A,
3.500%,
12/25/2046 2,154,675
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
552,994
(1)(2)
Galton Funding
Mortgage Trust
2018-2 A51, 4.500%,
10/25/2058 $ 523,973
0.0
3,718,683
(1)(2)
Galton Funding
Mortgage Trust 2018-2
B2, 4.714%,
10/25/2058 3,510,324
0.1
1,029,543
(2)(6)
Ginnie Mae 2005-
37 SI, 0.678%,
(-1.000*TSFR1M +
6.036%),
05/20/2035 79,066
0.0
242,973
(2)(6)
Ginnie Mae 2005-
7 AH, 1.297%,
(-1.000*TSFR1M +
6.656%),
02/16/2035 19,919
0.0
5,084,615
(2)(6)
Ginnie Mae 2007-
17 IC, 0.777%,
(-1.000*TSFR1M +
6.136%),
04/16/2037 293,503
0.0
886,195
(2)(6)
Ginnie Mae 2007-
23 ST, 0.728%,
(-1.000*TSFR1M +
6.086%),
04/20/2037 70,929
0.0
1,097,837
(2)(6)
Ginnie Mae 2007-
40 SE, 1.278%,
(-1.000*TSFR1M +
6.636%),
07/20/2037 127,915
0.0
5,729,386
(2)(6)
Ginnie Mae 2007-
41 SL, 1.228%,
(-1.000*TSFR1M +
6.586%),
07/20/2037 556,853
0.0
712,531
(2)(6)
Ginnie Mae 2007-
7 EI, 0.728%,
(-1.000*TSFR1M +
6.086%),
02/20/2037 67,823
0.0
662,486
(2)(6)
Ginnie Mae 2008-
2 SW, 1.078%,
(-1.000*TSFR1M +
6.436%),
01/20/2038 71,977
0.0
333,039
(2)(6)
Ginnie Mae 2008-
35 SN, 0.928%,
(-1.000*TSFR1M +
6.286%),
04/20/2038 27,327
0.0
176,020
(2)(6)
Ginnie Mae 2008-
40 PS, 1.027%,
(-1.000*TSFR1M +
6.386%),
05/16/2038 13,819
0.0
512,977
(2)(6)
Ginnie Mae 2009-
25 KS, 0.728%,
(-1.000*TSFR1M +
6.086%),
04/20/2039 52,224
0.0
390,256  Ginnie Mae 2009-29
PB, 4.750%,
05/20/2039 387,998
0.0
352,242  Ginnie Mae 2009-31
ZL, 4.500%,
05/20/2039 349,742
0.0
7,878,405  Ginnie Mae 2009-33
ZB, 6.000%,
05/20/2039 8,142,245
0.1
776,114  Ginnie Mae 2009-34 Z,
4.500%,
05/16/2039 772,941
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
809,079  Ginnie Mae 2009-
98 DA, 3.250%,
07/16/2039 $ 774,315
0.0
2,090,409  Ginnie Mae 2010-
108 WL, 4.000%,
04/16/2040 2,037,208
0.0
2,578,466
(2)(6)
Ginnie Mae 2010-
11 SA, 0.947%,
(-1.000*TSFR1M +
6.306%),
01/16/2040 246,260
0.0
833,100
(2)(6)
Ginnie Mae 2010-
116 NS, 1.177%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 64,695
0.0
2,896,605
(2)(6)
Ginnie Mae 2010-
116 SK, 1.148%,
(-1.000*TSFR1M +
6.506%),
08/20/2040 272,894
0.0
1,124,128
(2)(6)
Ginnie Mae 2010-
14 SB, 1.328%,
(-1.000*TSFR1M +
6.686%),
11/20/2035 119,832
0.0
1,986,995
(2)(6)
Ginnie Mae 2010-
149 HS, 0.627%,
(-1.000*TSFR1M +
5.986%),
05/16/2040 29,806
0.0
313,352  Ginnie Mae 2010-
164 MD, 4.000%,
12/20/2040 304,505
0.0
1,125,401
(6)
Ginnie Mae 2010-168
BI, 5.000%,
04/20/2040 178,256
0.0
687,492
(2)(6)
Ginnie Mae 2010-
68 MS, 0.378%,
(-1.000*TSFR1M +
5.736%),
06/20/2040 61,521
0.0
778,972
(6)
Ginnie Mae 2010-99
IT, 5.000%,
08/16/2040 102,908
0.0
909,602  Ginnie Mae 2011-52
PA, 4.250%,
02/16/2041 898,309
0.0
1,609,947
(2)(6)
Ginnie Mae 2011-
72 SA, 0.192%,
(-1.000*TSFR1M +
5.236%),
05/16/2041 116,293
0.0
183,005
(6)
Ginnie Mae 2012-91
QI, 4.500%,
09/20/2041 15,800
0.0
2,390,356
(2)(6)
Ginnie Mae 2013-
111 SA, 1.228%,
(-1.000*TSFR1M +
6.586%),
07/20/2043 274,618
0.0
649,012  Ginnie Mae 2013-
116 KB, 3.500%,
12/20/2042 632,842
0.0
3,078,835
(6)
Ginnie Mae 2013-167
PI, 5.500%,
11/20/2043 471,806
0.0
7,718,195  Ginnie Mae 2013-170
ZD, 2.500%,
11/16/2043 6,726,357
0.1
69,631  Ginnie Mae 2013-27
KA, 2.250%,
02/20/2043 63,357
0.0
363,388  Ginnie Mae 2013-69
KA, 1.250%,
08/20/2042 318,070
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
120,909
(6)
Ginnie Mae 2014-10
GI, 4.500%,
01/16/2029 $ 1,862
0.0
2,308,947
(2)(6)
Ginnie Mae 2014-
185 SB, 0.128%,
(-1.000*TSFR1M +
5.486%),
12/20/2044 168,136
0.0
1,499,895
(2)(6)
Ginnie Mae 2014-
3 QS, 0.678%,
(-1.000*TSFR1M +
6.036%),
03/20/2043 81,550
0.0
3,923,590
(2)(6)
Ginnie Mae 2014-
3 SU, 0.578%,
(-1.000*TSFR1M +
5.936%),
07/20/2039 356,094
0.0
2,206,417
(2)(6)
Ginnie Mae 2014-
56 SP, 0.727%,
(-1.000*TSFR1M +
6.086%),
12/16/2039 162,323
0.0
5,584,880
(2)(6)
Ginnie Mae 2014-
58 SG, 0.127%,
(-1.000*TSFR1M +
5.486%),
04/16/2044 320,807
0.0
15,434,065
(2)(6)
Ginnie Mae 2015-
110 MS, 0.238%,
(-1.000*TSFR1M +
5.596%),
08/20/2045 1,469,280
0.0
1,107,406  Ginnie Mae 2015-27
PB, 3.000%,
08/20/2044 1,070,155
0.0
13,841,188
(2)(6)
Ginnie Mae 2016-
160 GS, 0.628%,
(-1.000*TSFR1M +
5.986%),
11/20/2046 1,531,666
0.0
379,691  Ginnie Mae 2016-44
JA, 3.500%,
03/20/2046 344,586
0.0
29,895,340
(2)(6)
Ginnie Mae 2016-
6 SB, 0.178%,
(-1.000*TSFR1M +
5.536%),
01/20/2046 2,476,398
0.0
6,756,744
(2)(6)
Ginnie Mae 2017-
101 SA, 0.728%,
(-1.000*TSFR1M +
6.086%),
07/20/2047 758,503
0.0
14,620,135
(2)(6)
Ginnie Mae 2017-
163 SH, 0.728%,
(-1.000*TSFR1M +
6.086%),
11/20/2047 1,779,531
0.0
4,537,061  Ginnie Mae 2018-1 LZ,
3.000%,
01/20/2048 3,582,269
0.1
341,737  Ginnie Mae 2018-104
HZ, 3.500%,
08/20/2048 265,629
0.0
1,119,806  Ginnie Mae 2018-
120 DE, 3.500%,
09/20/2048 1,021,402
0.0
204,483  Ginnie Mae 2018-
122 GZ, 3.500%,
09/20/2048 168,561
0.0
1,515,154  Ginnie Mae 2018-126
A, 3.500%,
09/20/2048 1,403,240
0.0
204,897  Ginnie Mae 2018-147
KZ, 3.750%,
10/20/2048 173,003
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
14,853,853
(2)(6)
Ginnie Mae 2018-
167 CS, 0.628%,
(-1.000*TSFR1M +
5.986%),
12/20/2048 $ 1,422,347
0.0
176,532  Ginnie Mae 2019-100
JB, 3.000%,
08/20/2049 136,448
0.0
532,322  Ginnie Mae 2019-
100 KB, 3.000%,
08/20/2049 410,556
0.0
1,349,931  Ginnie Mae 2019-
100 MC, 3.000%,
08/20/2049 996,095
0.0
19,878,071
(2)(6)
Ginnie Mae 2019-
159 SM, 0.578%,
(-1.000*TSFR1M +
5.936%),
12/20/2049 2,372,557
0.0
1,081,376  Ginnie Mae 2019-
23 NG, 3.500%,
02/20/2049 859,656
0.0
71,326  Ginnie Mae 2019-54
AB, 3.000%,
04/20/2049 56,764
0.0
798,785  Ginnie Mae 2019-
78 MB, 3.000%,
06/20/2049 614,795
0.0
416,445  Ginnie Mae 2019-89
KB, 3.000%,
07/20/2049 324,214
0.0
299,424  Ginnie Mae 2019-
89 WB, 3.000%,
07/20/2049 227,998
0.0
20,243,173
(6)
Ginnie Mae 2020-188
PI, 3.500%,
06/20/2050 3,607,603
0.1
19,015,262
(2)(6)
Ginnie Mae 2020-
32 SG, 0.628%,
(-1.000*TSFR1M +
5.986%),
03/20/2050 2,161,672
0.0
28,560,865
(2)(6)
Ginnie Mae 2020-
46 BS, 0.336%,
(-1.000*TSFR1M +
3.236%),
04/20/2050 563,185
0.0
15,030,340
(2)(6)
Ginnie Mae 2020-
77 JS, 0.628%,
(-1.000*TSFR1M +
5.986%),
10/20/2048 1,174,650
0.0
86,478,890
(6)
Ginnie Mae 2021-139
PI, 2.500%,
08/20/2051 11,536,829
0.2
1,915,969  Ginnie Mae 2023-99
DV, 5.000%,
07/20/2034 1,930,701
0.0
299,464
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A1, 3.500%,
05/25/2050 262,648
0.0
480,283
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A4, 3.500%,
05/25/2050 418,860
0.0
1,197,915
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A8, 3.500%,
05/25/2050 1,050,645
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
326,661
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 $ 303,710
0.0
2,795,388
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B3, 4.382%,
11/25/2049 2,485,072
0.0
1,056,290
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B1, 3.950%,
03/25/2050 949,773
0.0
1,519,126
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2020-PJ3 B2A,
3.423%,
10/25/2050 1,265,712
0.0
936,213
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2020-PJ3 B4, 3.423%,
10/25/2050 730,689
0.0
1,407,861
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B4, 3.382%,
04/25/2052 1,035,038
0.0
3,795,259
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ4 A3, 6.000%,
01/25/2054 3,809,879
0.1
2,095,530
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ6 B2, 6.961%,
04/25/2054 2,207,626
0.0
113,534  GSR Mortgage Loan
Trust 2007-1F 3A13,
6.000%,
01/25/2037 70,570
0.0
1,423,182
(2)
HarborView Mortgage
Loan Trust 2007-5
A1A, 5.660%, (TSFR1M
+ 0.304%),
09/19/2037 1,209,695
0.0
43,333
(2)
HomeBanc Mortgage
Trust 2004-1 2A,
6.330%, (TSFR1M +
0.974%),
08/25/2029 41,633
0.0
427,764
(2)
Impac CMB Trust Series
2005-1 M1, 6.160%,
(TSFR1M + 0.804%),
04/25/2035 392,816
0.0
2,000,000
(1)(2)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 1,450,429
0.0
1,500,598
(2)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
5.680%, (TSFR1M +
0.534%),
02/25/2046 1,065,181
0.0
51,604
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A3,
3.926%,
08/25/2049 49,021
0.0
2,182,913
(1)(2)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.158%,
05/25/2052 1,598,351
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,290,951
(1)(2)
J.P. Morgan Mortgage
Trust 2023-8 B3,
6.354%,
02/25/2054 $ 2,231,539
0.0
305,691  JP Morgan Alternative
Loan Trust 2005-
S1 1A1, 5.500%,
12/25/2035 104,951
0.0
1,611,010
(2)
JP Morgan Mortgage
Trust 2005-A4 B1,
5.111%,
07/25/2035 1,483,430
0.0
927,718
(1)(2)
JP Morgan Mortgage
Trust 2017-1 B4,
3.450%,
01/25/2047 802,629
0.0
1,267,465
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B3,
3.778%,
12/25/2048 1,132,204
0.0
1,831,278
(1)(2)
JP Morgan Mortgage
Trust 2018-1 B1,
3.612%,
06/25/2048 1,622,572
0.0
1,762,679
(1)(2)
JP Morgan Mortgage
Trust 2018-1 B2,
3.612%,
06/25/2048 1,557,563
0.0
2,329,371
(1)(2)
JP Morgan Mortgage
Trust 2018-1 B3,
3.612%,
06/25/2048 1,967,124
0.0
1,968,555
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.714%,
10/25/2048 1,739,822
0.0
2,686,248
(1)(2)
JP Morgan Mortgage
Trust 2018-9 B3,
4.252%,
02/25/2049 2,374,374
0.0
157,744
(1)(2)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 145,397
0.0
265,289
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 233,563
0.0
589,533
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A5,
3.500%,
03/25/2050 520,448
0.0
1,840,292
(1)(2)
JP Morgan Mortgage
Trust 2019-9 B2A,
3.381%,
05/25/2050 1,569,816
0.0
1,671,703
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B3,
4.892%,
10/25/2049 1,532,447
0.0
789,741
(1)(2)
JP Morgan Mortgage
Trust 2020-1 A7,
3.500%,
06/25/2050 697,425
0.0
268,083
(1)(2)
JP Morgan Mortgage
Trust 2020-2 A15,
3.500%,
07/25/2050 234,408
0.0
294,834
(1)(2)
JP Morgan Mortgage
Trust 2020-3 A15,
3.500%,
08/25/2050 259,778
0.0
732,983
(1)(2)
JP Morgan Mortgage
Trust 2020-3 B2,
3.841%,
08/25/2050 634,459
0.0
1,984,556
(1)(2)
JP Morgan Mortgage
Trust 2020-5 B3,
3.573%,
12/25/2050 1,657,256
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
915,589
(1)(2)
JP Morgan Mortgage
Trust 2020-8 B2,
3.505%,
03/25/2051 $ 767,205
0.0
215,465
(1)(2)
JP Morgan Mortgage
Trust 2020-INV1 A3,
3.500%,
08/25/2050 193,426
0.0
1,404,417
(1)(2)
JP Morgan Mortgage
Trust 2023-10 B3,
6.534%,
05/25/2054 1,335,502
0.0
12,084,749
(2)(6)
Lehman Mortgage Trust
2006-7 2A4, 1.080%,
(-1.000*TSFR1M +
6.436%),
11/25/2036 1,420,956
0.0
8,449,522
(2)(6)
Lehman Mortgage Trust
2006-9 2A5, 1.150%,
(-1.000*TSFR1M +
6.506%),
01/25/2037 878,414
0.0
249,458
(1)(2)
MFA Trust 2020-NQM3
A3, 1.632%,
01/26/2065 226,742
0.0
1,100,000
(1)(2)
Mill City Mortgage Loan
Trust 2017-1 M2,
3.250%,
11/25/2058 1,054,171
0.0
3,300,449
(1)(2)
Mill City Mortgage Loan
Trust 2017-2 M2,
3.250%,
07/25/2059 3,093,946
0.1
2,482,000
(1)(2)
Mill City Mortgage Trust
2015-2 B2, 3.707%,
09/25/2057 2,227,772
0.0
1,000,000
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2020-
1 A5A, 2.500%,
12/25/2050 676,714
0.0
1,940,476
(1)(2)
New Residential
Mortgage Loan Trust
2017-3A B2, 4.750%,
04/25/2057 1,867,038
0.0
644,460
(1)(2)
New Residential
Mortgage Loan Trust
2017-6A B2, 4.000%,
08/27/2057 609,512
0.0
1,000,000
(1)(2)
Oaktown Re VI Ltd.
2021-1A M1C, 8.337%,
(SOFR30A + 3.000%),
10/25/2033 1,019,145
0.0
6,000,000
(1)(2)
Oaktown Re VII Ltd.
2021-2 M1C, 8.687%,
(SOFR30A + 3.350%),
04/25/2034 6,060,049
0.1
91,046
(1)(2)
OBX Trust 2019-
EXP1 1A3, 4.000%,
01/25/2059 87,966
0.0
297,858
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 273,837
0.0
1,571,910,182
(1)
(6)
PMTT4 2017-PM1
XIO, 13.000%,
10/25/2048 5,794,297
0.1
66,373  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 56,048
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,174,854
(1)(2)
Provident Funding
Mortgage Trust 2020-1
B3, 3.247%,
02/25/2050 $ 959,349
0.0
10,000,000
(1)(2)
Radnor RE Ltd. 2021-
1 M1C, 8.037%,
(SOFR30A + 2.700%),
12/27/2033 10,145,562
0.1
723,835
(1)(2)
RCKT Mortgage Trust
2019-1 A13, 3.500%,
09/25/2049 636,094
0.0
905,056
(1)(2)
RCKT Mortgage Trust
2019-1 B4, 3.838%,
09/25/2049 767,260
0.0
33,353,815
(2)
Seasoned Credit Risk
Transfer Trust 2017-4
HT, 3.250%,
06/25/2057 29,399,557
0.4
212,216
(1)(2)
Seasoned Credit Risk
Transfer Trust Series
2016-1 M2, 3.750%,
09/25/2055 187,689
0.0
3,418,397  Seasoned Credit Risk
Transfer Trust Series
2018-2 HT, 3.000%,
11/25/2057 2,927,330
0.1
7,845,283  Seasoned Credit Risk
Transfer Trust Series
2018-2 MV, 3.500%,
11/25/2057 7,230,666
0.1
3,578,924  Seasoned Credit Risk
Transfer Trust Series
2018-3 HT, 3.000%,
08/25/2057 3,043,073
0.1
2,803,983  Seasoned Credit Risk
Transfer Trust Series
2018-4 HT, 3.000%,
03/25/2058 2,375,999
0.0
3,208,279  Seasoned Credit Risk
Transfer Trust Series
2019-1 HT, 3.000%,
07/25/2058 2,740,446
0.1
1,643,200  Seasoned Credit Risk
Transfer Trust Series
2019-2 HT, 3.000%,
08/25/2058 1,394,889
0.0
736,394  Seasoned Credit Risk
Transfer Trust Series
2019-3 HT, 3.000%,
10/25/2058 626,672
0.0
1,900,087  Seasoned Credit Risk
Transfer Trust Series
2019-3 MA, 3.500%,
10/25/2058 1,796,364
0.0
843,475  Seasoned Credit Risk
Transfer Trust Series
2019-4 M55D, 4.000%,
02/25/2059 784,303
0.0
86,560  Seasoned Credit Risk
Transfer Trust Series
2020-3 TTU, 2.500%,
05/25/2060 78,395
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
32,340,000  Seasoned Loans
Structured Transaction
Trust Series 2019-
3 A2C, 2.750%,
11/25/2029 $ 28,572,707
0.4
903,314
(1)(2)
Sequoia Mortgage Trust
2015-2 B3, 3.763%,
05/25/2045 778,424
0.0
982,625
(1)(2)
Sequoia Mortgage Trust
2015-3 B3, 3.726%,
07/25/2045 716,244
0.0
646,411
(1)(2)
Sequoia Mortgage Trust
2017-5 B3, 3.779%,
08/25/2047 566,717
0.0
138,563
(1)(2)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 127,099
0.0
2,266,991
(1)
Sequoia Mortgage
Trust 2018-CH1 B2B,
4.449%,
03/25/2048 2,111,986
0.0
552,836
(1)(2)
Sequoia Mortgage Trust
2019-4 A19, 3.500%,
11/25/2049 493,202
0.0
89,877
(1)(2)
Sequoia Mortgage Trust
2019-CH2 A1, 4.500%,
08/25/2049 88,283
0.0
1,848,789
(1)(2)
Sequoia Mortgage Trust
2020-2 B2, 3.637%,
03/25/2050 1,582,002
0.0
2,812,423
(1)(2)
Sequoia Mortgage Trust
2020-3 B2, 3.320%,
04/25/2050 2,348,966
0.0
1,094,169
(1)(2)
Sequoia Mortgage Trust
2021-5 A19, 2.500%,
07/25/2051 878,069
0.0
946,939
(1)(2)
Sequoia Mortgage Trust
2021-5 B3, 3.049%,
07/25/2051 714,530
0.0
1,673,004
(1)(2)
Shellpoint Co-Originator
Trust 2017-2 B2,
3.645%,
10/25/2047 1,507,236
0.0
1,000,000
(1)(2)
Starwood Mortgage
Residential Trust
2022-2 M1, 4.200%,
02/25/2067 777,862
0.0
2,163,820
(1)(2)
TIAA Bank Mortgage
Loan Trust 2018-2 B2,
3.676%,
07/25/2048 1,906,151
0.0
1,400,000
(1)(2)
Towd Point Mortgage
Trust 2015-2 1B1,
3.676%,
11/25/2060 1,350,490
0.0
2,640,000
(1)(2)
Towd Point Mortgage
Trust 2015-2 2B2,
4.706%,
11/25/2057 2,583,891
0.0
4,346,000
(1)(2)
Towd Point Mortgage
Trust 2016-2 M1,
3.000%,
08/25/2055 4,188,495
0.1
3,200,000
(1)(2)
Towd Point Mortgage
Trust 2017-1 M1,
3.750%,
10/25/2056 3,078,902
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,200,000
(1)(2)
Towd Point Mortgage
Trust 2017-3 M1,
3.500%,
07/25/2057 $ 2,068,483
0.0
10,200,000
(1)(2)
Triangle Re Ltd.
2021-3 M1B, 8.237%,
(SOFR30A + 2.900%),
02/25/2034 10,258,903
0.1
343,441
(2)
Wachovia Mortgage
Loan Trust LLC Series
Trust 2005-B 2A1,
6.161%,
10/20/2035 331,748
0.0
1,106,259
(2)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 A1C3,
6.490%, (TSFR1M +
1.134%),
08/25/2045 1,040,657
0.0
39,539,566
(2)(6)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X, 1.410%,
08/25/2045 38,909
0.0
221,824
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.490%,
10/25/2036 199,785
0.0
160,056
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
3.792%,
10/25/2036 143,087
0.0
476,457
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR14 1A4,
4.020%,
11/25/2036 408,325
0.0
560,517
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR16 2A1,
4.339%,
12/25/2036 486,805
0.0
760,471
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR8 1A4,
4.407%,
08/25/2046 674,444
0.0
1,096,292
(2)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
3.918%,
12/25/2036 971,101
0.0
305,567
(2)
WaMu Mortgage Pass-
Through Certificates
2007-HY3 1A1,
3.461%,
03/25/2037 243,831
0.0
1,937,681
(2)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 5.053%,
06/25/2034 1,825,975
0.0
806,539
(2)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 6.450%,
(TSFR1M + 1.094%),
10/25/2045 751,628
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,295,855
(2)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR16 2A3, 4.339%,
12/25/2036 $ 1,125,440
0.0
922,388
(2)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-10 2A3, 5.750%,
(TSFR1M + 1.014%),
11/25/2035 779,213
0.0
537,179  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-5 CB3, 5.500%,
07/25/2035 485,370
0.0
2,968,494
(2)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR6 2A, 5.972%,
(12MTA + 0.960%),
08/25/2046 1,634,542
0.0
943,404
(2)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2007-OC1 A4, 6.110%,
(TSFR1M + 0.754%),
01/25/2047 869,605
0.0
229,410  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 203,617
0.0
455,377
(2)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2007-OC1
A3, 5.930%, (TSFR1M
+ 0.574%),
01/25/2047 415,708
0.0
387,132
(2)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 5.900%, (TSFR1M
+ 0.544%),
06/25/2037 314,838
0.0
395,333  Wells Fargo Alternative
Loan Trust 2007-
PA3 3A1, 6.250%,
07/25/2037 336,329
0.0
118,833
(2)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
4.773%,
04/25/2036 111,723
0.0
1,867,129
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2019-4 B3, 3.521%,
09/25/2049 1,305,174
0.0
569,150
(1)(2)
WinWater Mortgage
Loan Trust 2015-5 B3,
3.752%,
08/20/2045 527,543
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
928,467
(1)(2)
WinWater Mortgage
Loan Trust 2015-5 B4,
3.752%,
08/20/2045 $ 839,310
0.0
Total Collateralized
Mortgage Obligations
(Cost $1,355,883,037)
1,221,119,928
14.6
ASSET-BACKED SECURITIES : 8.8%
Automobile Asset-Backed Securities : 0.2%
5,050,000  AmeriCredit Automobile
Receivables Trust
2019-3 D, 2.580%,
09/18/2025 5,005,083
0.1
550,000  Drive Auto Receivables
Trust 2021-2 D,
1.390%,
03/15/2029 522,202
0.0
3,250,000
(1)
GLS Auto Receivables
Issuer Trust 2021-4A
C, 1.940%,
10/15/2027 3,139,796
0.0
1,735,206  Santander Drive Auto
Receivables Trust
2020-2 D, 2.220%,
09/15/2026 1,714,493
0.0
6,050,000
(1)
Westlake Automobile
Receivables Trust
2021-2A C, 0.890%,
07/15/2026 5,943,649
0.1
16,325,223
0.2
Home Equity Asset-Backed Securities : 0.1%
2,644,685
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 2,086,700
0.0
4,309,221
(2)
Freddie Mac Structured
Pass-Through
Certificates T-31 A7,
5.702%, (SOFR30A +
0.364%),
05/25/2031 4,278,800
0.1
2,649,214
(2)
GSAA Trust 2006-
7 AF2, 5.995%,
03/25/2046 990,412
0.0
127,694
(2)
HSI Asset Loan
Obligation Trust 2007-
WF1 A6, 4.492%,
12/25/2036 95,460
0.0
466,919
(2)
Nomura Home Equity
Loan, Inc. Home Equity
Loan Trust Series
2007-1 2A3, 5.790%,
(TSFR1M + 0.434%),
02/25/2037 411,072
0.0
563,761
(2)
Nomura Home Equity
Loan, Inc. Home Equity
Loan Trust Series
2007-1 2A4A, 5.930%,
(TSFR1M + 0.574%),
02/25/2037 498,879
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Home Equity Asset-Backed Securities: (continued)
820,821
(2)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.140%,
11/25/2035 $ 809,951
0.0
9,171,274
0.1
Other Asset-Backed Securities : 7.6%
6,800,000
(1)(2)
AB BSL CLO 4 Ltd.
2023-4A A, 7.416%,
(TSFR3M + 2.000%),
04/20/2036 6,832,001
0.1
6,750,000
(1)(2)
AIG CLO LLC 2021-1A
C, 7.424%, (TSFR3M +
2.012%),
04/22/2034 6,650,518
0.1
1,026,712
(1)(2)(6)(7)
American Homes 4
Rent Trust 2015-
SFR1 XS, 3.232%,
04/17/2052 —
—
10,000,000
(1)(2)
Apidos CLO XXXV
2021-35A C, 7.327%,
(TSFR3M + 1.912%),
04/20/2034 9,779,360
0.1
2,029,500
(1)
Applebee's Funding
LLC / IHOP Funding
LLC 2019-1A A2II,
4.723%,
06/05/2049 1,951,687
0.0
575,255
(1)
Aqua Finance Trust
2019-A A, 3.140%,
07/16/2040 541,973
0.0
1,305,291
(1)
Aqua Finance Trust
2020-AA A, 1.900%,
07/17/2046 1,214,590
0.0
6,550,000
(1)(2)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL2
AS, 6.876%, (TSFR1M
+ 1.514%),
05/15/2036 6,480,278
0.1
8,130,000
(1)(2)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL3
A, 6.546%, (TSFR1M +
1.184%),
08/15/2034 8,063,770
0.1
5,100,000
(1)(2)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
A, 6.826%, (TSFR1M +
1.464%),
11/15/2036 5,077,632
0.1
7,062,750
(1)
Arbys Funding LLC
2020-1A A2, 3.237%,
07/30/2050 6,470,505
0.1
3,750,000
(1)(2)
Barings Clo Ltd.
2019-4A C, 8.455%,
(TSFR3M + 3.062%),
01/15/2033 3,763,980
0.0
3,890,000
(1)(2)
Barings CLO Ltd.
2017-1A A2, 7.007%,
(TSFR3M + 1.612%),
07/18/2029 3,881,232
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
6,361,000
(1)(2)
Barings CLO Ltd.
2018-3A A2, 6.977%,
(TSFR3M + 1.562%),
07/20/2029 $ 6,372,132
0.1
6,815,000
(1)
Beacon Container
Finance II LLC 2021-1A
A, 2.250%,
10/22/2046 6,054,200
0.1
6,500,000
(1)(2)
Benefit Street Partners
CLO IV Ltd. 2014-
IVA BRRR, 7.827%,
(TSFR3M + 2.412%),
01/20/2032 6,488,411
0.1
450,000
(1)(2)
Benefit Street Partners
CLO VIII Ltd. 2015-
8A A1BR, 6.877%,
(TSFR3M + 1.462%),
01/20/2031 448,382
0.0
5,000,000
(1)(2)
Benefit Street Partners
CLO XIV Ltd. 2018-14A
A2, 6.827%, (TSFR3M
+ 1.412%),
04/20/2031 4,937,685
0.1
4,600,000
(1)(2)
Benefit Street Partners
CLO XXIII Ltd. 2021-
23A C, 7.840%,
(TSFR3M + 2.462%),
04/25/2034 4,616,979
0.1
2,000,000
(1)(2)
BlueMountain CLO
Ltd. 2014-2A A2R2,
7.077%, (TSFR3M +
1.662%),
10/20/2030 1,973,374
0.0
5,350,000
(1)(2)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 7.655%, (TSFR3M +
2.262%),
04/15/2034 5,255,808
0.1
6,386,250
(1)
Bojangles Issuer LLC
2020-1A A2, 3.832%,
10/20/2050 5,987,202
0.1
7,570,000
(1)(2)
Broad River Bsl Funding
Clo Ltd. 2020-1A AR,
6.847%, (TSFR3M +
1.432%),
07/20/2034 7,564,444
0.1
4,400,000
(1)(2)
Broad River Bsl Funding
Clo Ltd. 2020-1A CR,
7.677%, (TSFR3M +
2.262%),
07/20/2034 4,319,555
0.0
5,000,000
(1)(2)
BSPRT Issuer Ltd.
2023-FL10 A, 7.621%,
(TSFR1M + 2.259%),
09/15/2035 5,013,565
0.1
6,600,000
(1)(2)
California Street CLO
IX L.P. 2012-9A CR3,
8.155%, (TSFR3M +
2.762%),
07/16/2032 6,532,007
0.1
3,250,000
(1)(2)
Carlyle Global Market
Strategies CLO
Ltd. 2014-1A A2R2,
6.794%, (TSFR3M +
1.392%),
04/17/2031 3,194,471
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
10,000,000
(1)(2)
Cedar Funding IV CLO
Ltd. 2014-4A CRR,
7.674%, (TSFR3M +
2.262%),
07/23/2034 $ 9,835,830
0.1
11,200,000
(1)(2)
Cedar Funding VIII Clo
Ltd. 2017-8A A2R,
7.114%, (TSFR3M +
1.712%),
10/17/2034 11,214,571
0.1
37,149
(2)
Chase Funding Trust
Series 2003-5 2A2,
6.070%, (TSFR1M +
0.714%),
07/25/2033 36,135
0.0
3,000,000
(1)(2)
CIFC Funding Ltd.
2019-6A A2, 7.405%,
(TSFR3M + 2.012%),
01/16/2033 3,005,220
0.0
2,235,288
(1)
CLI Funding VI LLC
2020-1A A, 2.080%,
09/18/2045 1,999,825
0.0
7,060,238
(1)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 6,237,351
0.1
8,884,213
(1)
CLI Funding VIII LLC
2022-1A A, 2.720%,
01/18/2047 7,860,124
0.1
4,548,125
(1)
DB Master Finance LLC
2019-1A A23, 4.352%,
05/20/2049 4,395,127
0.1
2,345,875
(1)
DB Master Finance LLC
2019-1A A2II, 4.021%,
05/20/2049 2,266,191
0.0
15,484,000
(1)
DB Master Finance LLC
2021-1A A23, 2.791%,
11/20/2051 12,817,109
0.2
2,517,500
(1)
Domino's Pizza Master
Issuer LLC 2018-
1A A2II, 4.328%,
07/25/2048 2,431,546
0.0
10,780,000
(1)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 9,860,739
0.1
11,505,000
(1)
Domino's Pizza Master
Issuer LLC 2021-
1A A2II, 3.151%,
04/25/2051 9,890,537
0.1
2,220,750
(1)
Driven Brands Funding
LLC 2018-1A A2,
4.739%,
04/20/2048 2,178,025
0.0
5,572,125
(1)
Driven Brands Funding
LLC 2019-1A A2,
4.641%,
04/20/2049 5,401,909
0.1
5,341,000
(1)
Driven Brands Funding
LLC 2021-1A A2,
2.791%,
10/20/2051 4,583,994
0.1
6,400,000
(1)(2)
Dryden 49 Senior Loan
Fund 2017-49A CR,
7.707%, (TSFR3M +
2.312%),
07/18/2030 6,348,691
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
11,400,000
(1)(2)
Dryden 75 CLO
Ltd. 2019-75A CR2,
7.455%, (TSFR3M +
2.062%),
04/15/2034 $ 10,945,129
0.1
8,000,000
(1)(2)
Eaton Vance Clo Ltd.
2015-1A A2R, 6.927%,
(TSFR3M + 1.512%),
01/20/2030 7,918,808
0.1
5,250,000
(1)
Five Guys Holdings,
Inc. 2023-1A A2,
7.549%,
01/26/2054 5,302,221
0.1
7,500,000
(1)(2)
FS Rialto 2021-FL3 A,
6.723%, (TSFR1M +
1.364%),
11/16/2036 7,415,745
0.1
4,714,375
(1)(7)
Goddard Funding LLC
2022-1A A2, 6.864%,
10/30/2052 4,465,597
0.1
481,688
(1)
HERO Funding Trust
2015-2A A, 3.990%,
09/20/2040 449,089
0.0
468,048
(1)
HERO Funding Trust
2016-2A A, 3.750%,
09/20/2041 432,436
0.0
1,178,763
(1)
HERO Funding Trust
2016-4A A2, 4.290%,
09/20/2047 1,101,532
0.0
3,188,574
(1)
JG Wentworth XLII LLC
2018-2A A, 3.960%,
10/15/2075 2,826,259
0.0
2,288,882
(1)
JGWPT XXXIII LLC
2014-3A A, 3.500%,
06/15/2077 1,961,659
0.0
6,000,000
(1)(2)
LCM 26 Ltd. 26A A2,
6.927%, (TSFR3M +
1.512%),
01/20/2031 5,933,076
0.1
5,000,000
(1)(2)
LCM XVIII L.P. 18A
A2R, 6.897%, (TSFR3M
+ 1.482%),
04/20/2031 4,923,935
0.1
11,900,000
(1)(2)
LCM XXIV Ltd. 24A
CR, 7.577%, (TSFR3M
+ 2.162%),
03/20/2030 11,547,355
0.1
7,955,219
(1)
Loanpal Solar Loan Ltd.
2021-2GS A, 2.220%,
03/20/2048 5,943,087
0.1
6,150,000
(1)(2)
Madison Park Funding
XLVIII Ltd. 2021-48A
C, 7.658%, (TSFR3M +
2.262%),
04/19/2033 6,163,309
0.1
6,250,000
(1)(2)
Madison Park Funding
XXI Ltd. 2016-21A
ABRR, 7.055%,
(TSFR3M + 1.662%),
10/15/2032 6,247,231
0.1
1,400,000
(1)(2)
Madison Park Funding
XXVII Ltd. 2018-27A
B, 7.477%, (TSFR3M +
2.062%),
04/20/2030 1,388,367
0.0
4,000,000
(1)(2)
MF1 LLC 2023-FL12
A, 7.422%, (TSFR1M +
2.066%),
10/19/2038 4,015,974
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
10,000,000
(1)(2)
MF1 Ltd. 2021-FL6
AS, 6.923%, (TSFR1M
+ 1.564%),
07/16/2036 $ 9,823,542
0.1
6,142,000
(1)(2)
MF1 Ltd. 2022-FL8 A,
6.706%, (TSFR1M +
1.350%),
02/19/2037 6,068,393
0.1
645,289
(1)
Mill City Solar Loan Ltd.
2019-1A A, 4.340%,
03/20/2043 592,039
0.0
3,291,167
(1)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 2,912,552
0.0
2,257,244
(1)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 2,094,199
0.0
3,838,642
(1)
Mosaic Solar Loan Trust
2018-2GS A, 4.200%,
02/22/2044 3,549,097
0.0
493,510
(1)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 444,701
0.0
2,781,667
(1)
Mosaic Solar Loan Trust
2019-2A A, 2.880%,
09/20/2040 2,477,655
0.0
3,512,771
(1)
Mosaic Solar Loan Trust
2020-1A B, 3.100%,
04/20/2046 3,112,293
0.0
7,062,464
(1)
Mosaic Solar Loan Trust
2020-2A A, 1.440%,
08/20/2046 5,937,844
0.1
3,125,599
(1)
Mosaic Solar Loan Trust
2021-1A B, 2.050%,
12/20/2046 2,438,908
0.0
1,345,426
(1)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 1,248,188
0.0
3,500,000
(1)(2)
Octagon Investment
Partners 32 Ltd.
2017-1A CR, 7.705%,
(TSFR3M + 2.312%),
07/15/2029 3,490,834
0.0
4,060,000
(1)(2)
Octagon Investment
Partners XV Ltd.
2013-1A A2R, 7.008%,
(TSFR3M + 1.612%),
07/19/2030 3,995,730
0.0
6,000,000
(1)(2)
Octagon Investment
Partners XXI Ltd.
2014-1A BR3, 7.389%,
(TSFR3M + 2.012%),
02/14/2031 5,783,208
0.1
5,750,000
(1)(2)
OHA Credit Funding
8 Ltd. 2021-8A C,
7.557%, (TSFR3M +
2.162%),
01/18/2034 5,730,335
0.1
6,700,000
(1)(2)
OHA Credit Funding
9 Ltd. 2021-9A C,
7.558%, (TSFR3M +
2.162%),
07/19/2035 6,677,803
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
10,700,000
(1)(2)
OHA Credit Partners
VII Ltd. 2012-7A CR3,
7.429%, (TSFR3M +
2.062%),
02/20/2034 $ 10,577,795
0.1
1,133,539
(1)
Pagaya AI Debt
Selection Trust 2021-
HG1 A, 1.220%,
01/16/2029 1,100,423
0.0
2,202,201
(1)
Pagaya AI Debt Trust
2022-1 A, 2.030%,
10/15/2029 2,169,100
0.0
5,800,000
(1)(2)
Palmer Square CLO
Ltd. 2021-1A B,
7.377%, (TSFR3M +
1.962%),
04/20/2034 5,702,218
0.1
7,550,000
(1)(2)
Palmer Square CLO
Ltd. 2021-3A A2,
7.055%, (TSFR3M +
1.662%),
01/15/2035 7,562,948
0.1
85,837
(2)
Popular ABS Mortgage
Pass-Through Trust
2005-D A5, 3.526%,
01/25/2036 84,329
0.0
4,885,875
(1)
Primrose Funding LLC
2019-1A A2, 4.475%,
07/30/2049 4,675,888
0.1
7,130,000
(1)(2)
Rad CLO 1 Ltd.
2018-1A CR, 7.405%,
(TSFR3M + 2.012%),
07/15/2031 7,084,946
0.1
6,000,000
(1)(2)
Rad CLO 6 Ltd.
2019-6A A2, 7.527%,
(TSFR3M + 2.112%),
01/20/2033 5,924,118
0.1
9,150,000
(1)(2)
Rockland Park CLO Ltd.
2021-1A C, 7.577%,
(TSFR3M + 2.162%),
04/20/2034 9,106,775
0.1
2,350,000
(1)
SoFi Consumer Loan
Program Trust 2021-1
C, 1.610%,
09/25/2030 2,272,483
0.0
7,056,667
(1)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 6,676,636
0.1
3,910,000
(1)
Sonic Capital LLC
2021-1A A2II, 2.636%,
08/20/2051 3,126,585
0.0
18,000,000
(1)(2)
Sound Point Clo XVI
Ltd. 2017-2A CR,
7.840%, (TSFR3M +
2.462%),
07/25/2030 17,508,186
0.2
9,950,000
(1)(2)
Sound Point CLO XXIX
Ltd. 2021-1A C1,
7.940%, (TSFR3M +
2.562%),
04/25/2034 9,714,195
0.1
4,123,920
(1)
Sunnova Helios II
Issuer LLC 2018-1A A,
4.870%,
07/20/2048 3,903,855
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,147,518
(1)
Sunnova Helios V
Issuer LLC 2021-A A,
1.800%,
02/20/2048 $ 2,736,516
0.0
13,356,290
(1)
Sunnova Helios XI
Issuer LLC 2023-A A,
5.300%,
05/20/2050 13,083,128
0.2
7,282,918
(1)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 5,931,289
0.1
8,696,147
(1)
Sunnova Sol III Issuer
LLC 2021-1 A,
2.580%,
04/28/2056 7,112,979
0.1
4,403,908
(1)
Sunrun Athena Issuer
LLC 2018-1 A,
5.310%,
04/30/2049 4,205,152
0.0
4,231,636
(1)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 3,881,742
0.0
3,339,952
(1)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 3,127,686
0.0
8,450,000
(1)(2)
Symphony CLO XXVI
Ltd. 2021-26A CR,
7.677%, (TSFR3M +
2.262%),
04/20/2033 8,280,070
0.1
5,857,875
(1)
Taco Bell Funding LLC
2018-1A A2II, 4.940%,
11/25/2048 5,719,261
0.1
12,969,000
(1)
Taco Bell Funding LLC
2021-1A A23, 2.542%,
08/25/2051 10,532,562
0.1
5,000,000
(1)(2)
TCW CLO Ltd. 2017-
1A A2RR, 7.102%,
(TSFR3M + 1.712%),
10/29/2034 4,996,490
0.1
13,150,000
(1)(2)
TCW CLO Ltd. 2021-1A
C, 7.577%, (TSFR3M +
2.162%),
03/18/2034 12,854,888
0.2
13,950,000
(1)(2)
Texas Debt Capital
CLO Ltd. 2023-1A A,
7.216%, (TSFR3M +
1.800%),
04/20/2036 14,028,441
0.2
5,612,000
(1)
Textainer Marine
Containers Ltd.
2021-3A A, 1.940%,
08/20/2046 4,825,201
0.1
4,756,000
(1)
Textainer Marine
Containers VII Ltd.
2021-1A A, 1.680%,
02/20/2046 4,176,292
0.0
4,500,000
(1)
Trafigura Securitisation
Finance PLC 2021-1A
A2, 1.080%,
01/15/2025 4,347,095
0.1
9,616,438
(1)
Triton Container
Finance VIII LLC
2021-1A A, 1.860%,
03/20/2046 8,392,975
0.1
3,468,487
(1)
Wendy's Funding LLC
2018-1A A2II, 3.884%,
03/15/2048 3,233,461
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
8,384,993
(1)
Wendy's Funding LLC
2021-1A A2II, 2.775%,
06/15/2051 $ 7,022,182
0.1
10,000,000
(1)(2)
Wind River CLO Ltd.
2021-1A C, 7.627%,
(TSFR3M + 2.212%),
04/20/2034 9,683,480
0.1
15,493,375
(1)
Zaxby's Funding LLC
2021-1A A2, 3.238%,
07/30/2051 13,485,068
0.2
634,033,233
7.6
Student Loan Asset-Backed Securities : 0.9%
265,915
(1)
Commonbond Student
Loan Trust 2016-B B,
4.000%,
10/25/2040 241,074
0.0
626,114
(1)
Commonbond Student
Loan Trust-GS 2017-
BGS B, 3.260%,
09/25/2042 562,270
0.0
985,739
(1)
Commonbond Student
Loan Trust-GS 2018-
AGS A1, 3.210%,
02/25/2044 914,259
0.0
69,007
(1)
Commonbond Student
Loan Trust-GS 2018-
AGS C, 3.820%,
02/25/2044 56,730
0.0
3,098,147
(1)
Commonbond Student
Loan Trust-GS 2020-
AGS A, 1.980%,
08/25/2050 2,689,115
0.0
1,626,040
(1)(2)
ELFI Graduate Loan
Program LLC 2021-A
B, 2.090%,
12/26/2046 1,349,717
0.0
439,256
(1)
Laurel Road Prime
Student Loan Trust
2017-B BFX, 3.020%,
08/25/2042 428,551
0.0
4,429,119
(1)
Laurel Road Prime
Student Loan Trust
2020-A A2FX, 1.400%,
11/25/2050 4,036,623
0.1
2,352,759
(1)
Navient Private
Education Refi Loan
Trust 2020-DA A,
1.690%,
05/15/2069 2,142,878
0.0
2,800,695
(1)
Navient Private
Education Refi Loan
Trust 2020-GA A,
1.170%,
09/16/2069 2,508,461
0.0
3,737,664
(1)
Navient Private
Education Refi Loan
Trust 2021-BA A,
0.940%,
07/15/2069 3,253,917
0.1
1,850,000
(1)
Navient Private
Education Refi Loan
Trust 2021-FA B,
2.120%,
02/18/2070 1,212,555
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: (continued)
2,700,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 $ 2,353,235
0.0
1,450,000
(1)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 1,368,479
0.0
2,606,368
(1)
SMB Private Education
Loan Trust 2023-
A A1A, 5.380%,
01/15/2053 2,611,677
0.0
11,133,839
(1)
SMB Private Education
Loan Trust-A 2020-
PTA A2A, 1.600%,
09/15/2054 10,024,490
0.1
3,000,000
(1)(2)
Sofi Professional Loan
Program LLC 2017-C
B, 3.560%,
07/25/2040 2,881,634
0.0
3,250,000
(1)
Sofi Professional Loan
Program LLC 2018-A
B, 3.610%,
02/25/2042 2,967,524
0.0
3,000,000
(1)
Sofi Professional Loan
Program LLC 2019-
B BFX, 3.730%,
08/17/2048 2,647,871
0.0
3,900,000
(1)
SoFi Professional
Loan Program LLC
2017-F BFX, 3.620%,
01/25/2041 3,543,282
0.1
8,000,000
(1)
Sofi Professional
Loan Program Trust
2018-B BFX, 3.830%,
08/25/2047 7,361,691
0.1
3,099,382
(1)
Sofi Professional Loan
Program Trust 2018-
C A2FX, 3.590%,
01/25/2048 3,009,992
0.1
5,800,000
(1)
Sofi Professional
Loan Program Trust
2018-C BFX, 4.130%,
01/25/2048 5,315,738
0.1
1,461,259
(1)
Sofi Professional Loan
Program Trust 2018-
D A2FX, 3.600%,
02/25/2048 1,416,428
0.0
6,000,000
(1)
Sofi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 5,477,583
0.1
6,825,458
(1)
SoFi Professional
Loan Program Trust
2020-C AFX, 1.950%,
02/15/2046 6,213,961
0.1
76,589,735
0.9
Total Asset-Backed
Securities
(Cost $780,392,408)
736,119,465
8.8

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : 6.1%
12,000,000
(1)(2)
AREIT LLC 2023-CRE8
A, 7.470%, (TSFR1M +
2.112%),
02/17/2028 $ 12,013,719
0.1
4,656,000
(1)
BANK 2017-BNK4 D,
3.357%,
05/15/2050 2,347,264
0.0
28,826,818
(2)(6)
BANK 2017-BNK4 XA,
1.336%,
05/15/2050 959,413
0.0
167,655,000
(2)(6)
BANK 2017-BNK8 XB,
0.183%,
11/15/2050 1,103,673
0.0
3,600,000
(1)
BANK 2017-BNK9 D,
2.800%,
11/15/2054 2,034,272
0.0
179,790,617
(2)(6)
BANK 2018-BN14 XA,
0.496%,
09/15/2060 3,254,390
0.0
19,110,000
(1)(2)(6)
BANK 2018-BN14 XD,
1.615%,
09/15/2060 1,218,016
0.0
23,543,831
(2)(6)
BANK 2019-BN16 XA,
0.940%,
02/15/2052 903,107
0.0
98,718,160
(2)(6)
BANK 2019-BN19 XA,
0.942%,
08/15/2061 4,024,073
0.1
1,000,000
(2)
BANK 2019-BN24 C,
3.517%,
11/15/2062 726,348
0.0
6,078,973
(2)(6)
BANK 2020-BN30 XA,
1.299%,
12/15/2053 387,502
0.0
92,840,000
(1)(2)(6)
BBCCRE Trust 2015-
GTP XA, 0.597%,
08/10/2033 774,959
0.0
8,200,000
(1)(2)
BBCMS Mortgage Trust
2021-AGW E, 8.626%,
(TSFR1M + 3.264%),
06/15/2036 6,223,415
0.1
10,890,762
(2)(6)
BBCMS Mortgage Trust
2022-C17 XA, 1.151%,
09/15/2055 831,529
0.0
20,153,604
(2)(6)
BBCMS Trust 2021-
C10 XA, 1.286%,
07/15/2054 1,308,433
0.0
52,028,050
(2)(6)
Benchmark Mortgage
Trust 2019-B12 XA,
1.024%,
08/15/2052 1,973,057
0.0
34,925,532
(2)(6)
Benchmark Mortgage
Trust 2019-B9 XA,
1.016%,
03/15/2052 1,380,976
0.0
92,259,890
(2)(6)
Benchmark Mortgage
Trust 2020-B17 XA,
1.414%,
03/15/2053 4,660,836
0.1
109,532,135
(2)(6)
Benchmark Mortgage
Trust 2020-B19 XA,
1.765%,
09/15/2053 7,338,801
0.1
59,673,405
(2)(6)
Benchmark Mortgage
Trust 2020-B20 XA,
1.610%,
10/15/2053 3,919,296
0.1
47,305,675
(2)(6)
Benchmark Mortgage
Trust 2020-B21 XA,
1.446%,
12/17/2053 3,178,187
0.0
4,916,349
(2)(6)
Benchmark Mortgage
Trust 2021-B28 XA,
1.273%,
08/15/2054 319,141
0.0
2,670,000
(2)
Benchmark Mortgage
Trust 2023-V3 A3,
6.363%,
07/15/2056 2,800,576
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,100,000
(1)(2)
BIG Commercial
Mortgage Trust 2022-
BIG B, 7.103%,
(TSFR1M + 1.741%),
02/15/2039 $ 2,049,521
0.0
1,000,000
(1)(2)
BLP Commercial
Mortgage Trust 2023-
IND D, 8.602%,
(TSFR1M + 3.240%),
03/15/2040 988,118
0.0
11,041,000
(1)(8)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 7,859,657
0.1
5,414,000
(1)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.451%,
05/25/2052 4,124,681
0.1
3,000,000
(1)(2)
BOCA Commercial
Mortgage Trust 2022-
BOCA A, 7.131%,
(TSFR1M + 1.770%),
05/15/2039 2,987,520
0.0
5,302,500
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 7.647%,
(TSFR1M + 2.285%),
10/15/2036 5,086,457
0.1
4,000,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
IRON E, 7.826%,
(TSFR1M + 2.464%),
02/15/2038 3,753,556
0.0
3,281,911
(1)(2)
BX Commercial
Mortgage Trust 2021-
SOAR D, 6.876%,
(TSFR1M + 1.514%),
06/15/2038 3,214,189
0.0
1,898,475
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT A, 6.176%,
(TSFR1M + 0.814%),
09/15/2036 1,851,728
0.0
750,108
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT D, 7.126%,
(TSFR1M + 1.764%),
09/15/2036 722,350
0.0
1,500,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT F, 7.876%,
(TSFR1M + 2.514%),
09/15/2036 1,433,245
0.0
5,270,000
(1)(2)
BX Commercial
Mortgage Trust 2023-
VLT2 A, 7.643%,
(TSFR1M + 2.281%),
06/15/2040 5,285,733
0.1
5,000,000
(1)(2)
BX Commercial
Mortgage Trust 2023-
VLT3 A, 7.302%,
(TSFR1M + 1.940%),
11/15/2028 5,027,054
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000
(1)(2)
BX Commercial
Mortgage Trust 2023-
XL3 A, 7.121%,
(TSFR1M + 1.761%),
12/09/2040 $ 5,012,492
0.1
3,800,000
(1)(2)
BX Trust 2021-LBA
EJV, 7.476%, (TSFR1M
+ 2.114%),
02/15/2036 3,640,360
0.0
1,423,458
(1)(2)
BX Trust 2021-LBA
EV, 7.476%, (TSFR1M
+ 2.114%),
02/15/2036 1,363,657
0.0
959,202
(1)(2)
BX Trust 2021-SDMF
E, 7.063%, (TSFR1M +
1.701%),
09/15/2034 915,984
0.0
831,689
(1)(2)
BX Trust 2022-FOX2
C, 6.671%, (TSFR1M +
1.309%),
04/15/2039 793,719
0.0
1,180,000
(1)(2)
BX Trust 2022-LBA6
C, 6.962%, (TSFR1M +
1.600%),
01/15/2039 1,158,139
0.0
1,250,000
(1)(2)
BX Trust 2022-LBA6
D, 7.362%, (TSFR1M +
2.000%),
01/15/2039 1,225,609
0.0
71,620,533
(2)(6)
CCUBS Commercial
Mortgage Trust 2017-
C1 XA, 1.013%,
11/15/2050 2,153,150
0.0
20,527,383
(2)(6)
CD Mortgage Trust
2016-CD1 XA, 1.362%,
08/10/2049 491,455
0.0
45,113,000
(1)(2)(6)
CD Mortgage Trust
2016-CD1 XB, 0.690%,
08/10/2049 672,558
0.0
26,573,841
(2)(6)
CD Mortgage Trust
2017-CD4 XA, 1.222%,
05/10/2050 809,673
0.0
35,369,618
(2)(6)
Citigroup Commercial
Mortgage Trust 2016-
P4 XA, 1.892%,
07/10/2049 1,241,077
0.0
64,152,827
(2)(6)
Citigroup Commercial
Mortgage Trust 2017-
C4 XA, 0.982%,
10/12/2050 1,867,697
0.0
38,318,927
(2)(6)
Citigroup Commercial
Mortgage Trust 2017-
P8 XA, 0.867%,
09/15/2050 933,217
0.0
69,983,081
(2)(6)
Citigroup Commercial
Mortgage Trust 2018-
C5 XA, 0.666%,
06/10/2051 1,765,988
0.0
1,000,000
(1)(2)
Citigroup Commercial
Mortgage Trust 2023-
SMRT D, 5.852%,
10/12/2040 965,230
0.0
4,100,000
(1)(2)
CLNY Trust 2019-IKPR
A, 6.604%, (TSFR1M +
1.243%),
11/15/2038 4,030,119
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,146,982
(2)(6)
COMM Mortgage Trust
2012-CR4 XA, 1.144%,
10/15/2045 $ 29,186
0.0
27,260,000
(1)(2)(6)
COMM Mortgage Trust
2012-CR4 XB, 0.401%,
10/15/2045 290,389
0.0
2,156,817
(1)(2)
COMM Mortgage Trust
2013-CR10 E, 4.363%,
08/10/2046 1,911,841
0.0
85,960,483
(1)(2)(6)
COMM Mortgage Trust
2015-PC1 XA, 0.373%,
07/10/2050 326,581
0.0
55,609,815
(2)(6)
COMM Mortgage
Trust 2016-CR28 XA,
0.665%,
02/10/2049 590,640
0.0
32,695,600
(2)(6)
COMM Mortgage
Trust 2017-COR2 XA,
1.153%,
09/10/2050 1,062,478
0.0
8,261,000
(1)(2)
COMM Mortgage Trust
2020-CBM F, 3.633%,
02/10/2037 7,594,167
0.1
4,340,000
(1)(2)
CSAIL Commercial
Mortgage Trust 2017-
CX10 D, 4.175%,
11/15/2050 2,234,352
0.0
3,746,000
(2)
CSAIL Commercial
Mortgage Trust 2020-
C19 B, 3.476%,
03/15/2053 3,047,109
0.0
8,000,000
(1)(2)
CSWF 2021-SOP2 E,
8.843%, (TSFR1M +
3.481%),
06/15/2034 5,450,546
0.1
5,000,000
(1)
DC Commercial
Mortgage Trust
2023-DC A, 6.314%,
09/12/2040 5,166,111
0.1
2,000,000
(1)(2)
DTP Commercial
Mortgage Trust 2023-
STE2 A, 6.038%,
01/15/2041 1,975,273
0.0
4,667,200
(1)(2)
Extended Stay America
Trust 2021-ESH A,
6.556%, (TSFR1M +
1.194%),
07/15/2038 4,627,604
0.1
3,603,078
(1)(2)
Extended Stay America
Trust 2021-ESH E,
8.326%, (TSFR1M +
2.964%),
07/15/2038 3,542,558
0.0
10,137,149
(1)(2)(6)
Freddie Mac Multifamily
ML Certificates 2021-
ML11 XUS, 0.667%,
03/25/2038 521,321
0.0
15,356,785  Freddie Mac Multifamily
ML Certificates
US XUS, 1.846%,
07/25/2037 1,997,822
0.0
68,220,973
(2)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K109 X1, 1.579%,
04/25/2030 5,256,753
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
100,730,299
(2)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K119 X1, 0.929%,
09/25/2030 $ 4,924,669
0.1
40,876,592
(2)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K123 X1, 0.772%,
12/25/2030 1,706,763
0.0
74,230,818
(2)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K151 X1, 0.362%,
04/25/2030 1,334,763
0.0
13,277,632
(2)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1516 X1, 1.510%,
05/25/2035 1,509,330
0.0
5,000,000
(1)(2)
FRR Re-REMIC
Trust 2018-C1 B725,
1.908%,
02/27/2050 4,924,719
0.1
5,000,000
(1)(8)
FRR Re-REMIC
Trust 2018-C1 C725,
0.000%,
02/27/2050 4,929,894
0.1
8,971,340
(1)(8)
FRR Re-REMIC
Trust 2018-C1 CK43,
0.000%,
02/27/2048 8,075,837
0.1
9,132,000
(1)(8)
GAM Re-REMIC
Trust 2021-FRR1 1B,
0.000%,
11/29/2050 6,871,023
0.1
15,763,000
(1)(8)
GAM Re-REMIC
Trust 2021-FRR1 2B,
0.000%,
11/29/2050 11,397,386
0.1
12,445,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 9,468,198
0.1
18,282,000
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
2.010%,
11/27/2050 14,624,976
0.2
10,668,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 7,020,110
0.1
7,076,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 6,596,158
0.1
7,212,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 6,377,851
0.1
8,725,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 CK61,
0.000%,
11/27/2049 6,314,866
0.1
7,080,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 6,514,296
0.1
5,626,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 DK41,
0.000%,
10/27/2047 5,216,706
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
7,208,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 $ 6,224,341
0.1
11,599,000
(1)
GAM RE-REMIC
TRUST 2021-FRR2
BK78, 2.410%,
09/27/2051 8,787,955
0.1
8,825,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 8,000,040
0.1
10,728,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 9,630,280
0.1
6,689,324
(1)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 1.020%,
09/27/2051 5,919,278
0.1
7,409,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 4,636,055
0.1
8,821,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 7,876,183
0.1
8,724,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 7,417,367
0.1
7,815,000
(1)(2)
Great Wolf Trust 2019-
WOLF A, 6.710%,
(TSFR1M + 1.148%),
12/15/2036 7,788,667
0.1
4,400,000
(1)(2)
GS Mortgage Securities
Corp. Trust 2018-RIVR
F, 7.759%, (TSFR1M +
2.397%),
07/15/2035 604,012
0.0
2,800,000
(1)(2)
GS Mortgage Securities
Corp. Trust 2021-
ARDN A, 6.726%,
(TSFR1M + 1.364%),
11/15/2036 2,722,942
0.0
52,401,923
(2)(6)
GS Mortgage Securities
Trust 2014-GC22 XA,
0.929%,
06/10/2047 77,599
0.0
56,668,668
(2)(6)
GS Mortgage Securities
Trust 2016-GS4 XA,
0.563%,
11/10/2049 701,516
0.0
66,929,482
(2)(6)
GS Mortgage Securities
Trust 2017-GS6 XA,
1.010%,
05/10/2050 1,810,212
0.0
500,000
(2)
GS Mortgage Securities
Trust 2018-GS9 B,
4.321%,
03/10/2051 454,345
0.0
67,058,857
(2)(6)
GS Mortgage Securities
Trust 2019-GC38 XA,
0.931%,
02/10/2052 2,843,819
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,000,000
(1)(2)
ILPT Commercial
Mortgage Trust 2022-
LPF2 A, 7.607%,
(TSFR1M + 2.245%),
10/15/2039 $ 5,990,048
0.1
4,845,454
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust
2013-C16 E, 3.744%,
12/15/2046 2,776,713
0.0
75,683,672
(2)(6)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-
JP4 XA, 0.574%,
12/15/2049 958,462
0.0
650,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
NYAH E, 7.316%,
(TSFR1M + 1.954%),
06/15/2038 530,344
0.0
5,833,746
(1)(2)
JPMBB Commercial
Mortgage Securities
Trust 2013-C15 D,
4.689%,
11/15/2045 4,893,896
0.1
3,243,633
(2)(6)
JPMBB Commercial
Mortgage Securities
Trust 2014-C19 XA,
0.559%,
04/15/2047 957
0.0
1,066,833
(2)(6)
JPMBB Commercial
Mortgage Securities
Trust 2015-C28 XA,
0.915%,
10/15/2048 8,749
0.0
4,964,123
(1)(2)
KIND Trust 2021-KIND
A, 6.426%, (TSFR1M +
1.064%),
08/15/2038 4,775,607
0.1
496,412
(1)(2)
KIND Trust 2021-KIND
D, 7.776%, (TSFR1M +
2.414%),
08/15/2038 459,695
0.0
5,000,000
(1)(2)
KSL Commercial
Mortgage Trust
2023-HT A, 7.640%,
(TSFR1M + 2.290%),
12/15/2036 5,008,932
0.1
3,887,734
(1)(2)
LAQ Mortgage Trust
2023-LAQ A, 7.453%,
(TSFR1M + 2.091%),
03/15/2036 3,865,640
0.1
589,782
(1)(2)
Life Mortgage Trust
2021-BMR F, 7.826%,
(TSFR1M + 2.464%),
03/15/2038 558,557
0.0
5,000,000
(1)(2)
Life Mortgage Trust
2022-BMR2 A1,
6.657%, (TSFR1M +
1.295%),
05/15/2039 4,895,037
0.1
34,715,303
(1)(2)(6)
LSTAR Commercial
Mortgage Trust 2017-5
X, 0.824%,
03/10/2050 564,289
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
10,449,849
(1)(2)
Med Trust 2021-MDLN
D, 7.476%, (TSFR1M +
2.114%),
11/15/2038 $ 10,194,445
0.1
2,089,970
(1)(2)
Med Trust 2021-MDLN
F, 9.476%, (TSFR1M +
4.114%),
11/15/2038 2,034,409
0.0
246,315
(1)(2)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2013-C13 D,
4.681%,
11/15/2046 231,545
0.0
500,000
(2)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C27 B,
4.492%,
12/15/2047 467,447
0.0
62,802,450
(2)(6)
Morgan Stanley Bank
of America Merrill
Lynch Trust 2014 C19
2014-C19 XA, 0.951%,
12/15/2047 217,312
0.0
37,269,094
(2)(6)
Morgan Stanley Capital
I 2017-HR2 XA,
0.849%,
12/15/2050 1,029,702
0.0
31,232,225
(2)(6)
Morgan Stanley Capital
I Trust 2021-L6 XA,
1.209%,
06/15/2054 1,714,612
0.0
5,000,000
(1)(2)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 6.767%,
(TSFR1M + 1.397%),
03/15/2039 4,882,165
0.1
10,000,000
(1)(2)
ORL Trust 2023-GLKS
A, 7.712%, (TSFR1M +
2.350%),
10/19/2036 10,022,726
0.1
10,000,000
(1)(2)
PFP Ltd. 2023-10 A,
7.723%, (TSFR1M +
2.365%),
09/16/2038 10,022,966
0.1
16,840,000
(1)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 14,061,989
0.2
14,290,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.420%,
11/08/2049 12,106,307
0.1
19,500,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.270%,
03/01/2050 16,404,659
0.2
5,260,000
(1)(8)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 4,253,776
0.1
6,590,000
(1)(8)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 4,998,467
0.1
1,000,000
(1)(2)
SMRT 2022-MINI C,
6.912%, (TSFR1M +
1.550%),
01/15/2039 969,155
0.0
5,000,000
(1)
THPT Mortgage Trust
2023-THL A, 6.994%,
12/10/2034 5,089,909
0.1
879,333
(1)(2)
TTAN 2021-MHC D,
7.226%, (TSFR1M +
1.864%),
03/15/2038 861,813
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,800,000  Wells Fargo
Commercial Mortgage
Trust 2017-RC1 C,
4.591%,
01/15/2060 $ 1,599,042
0.0
70,568,065
(2)(6)
WFRBS Commercial
Mortgage Trust 2014-
C25 XA, 0.783%,
11/15/2047 253,579
0.0
7,000,000
(1)
WSTN Trust 2023-
MAUI A, 6.297%,
07/05/2037 7,139,619
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $539,044,192)
509,874,373
6.1
SOVEREIGN BONDS : 0.4%
1,000,000  Colombia Government
International Bond,
3.125
%,
04/15/2031 816,094
0.0
350,000  Colombia Government
International Bond,
3.875
%,
04/25/2027 334,469
0.0
3,000,000  Mexico Government
International Bond,
3.750
%,
04/19/2071 2,007,656
0.0
1,750,000  Mexico Government
International Bond,
3.771
%,
05/24/2061 1,190,547
0.0
1,346,000  Mexico Government
International Bond,
6.338
%,
05/04/2053 1,375,233
0.0
2,500,000
(1)
Morocco Government
International Bond,
2.375
%,
12/15/2027 2,246,094
0.0
1,450,000
(1)
Morocco Government
International Bond,
4.000
%,
12/15/2050 1,047,625
0.0
3,400,000  Oman Government
International Bond,
6.000
%,
08/01/2029 3,531,219
0.1
1,200,000  Panama Government
International Bond,
3.298
%,
01/19/2033 953,062
0.0
3,600,000  Panama Government
International Bond,
6.875
%,
01/31/2036 3,600,562
0.1
2,525,000  Peruvian Government
International Bond,
2.780
%,
12/01/2060 1,581,281
0.0
8,700,000  Republic of South
Africa Government
International Bond,
4.850
%,
09/30/2029 8,184,797
0.1
EUR
2,050,000
(1)
Romanian Government
International Bond,
2.625
%,
12/02/2040 1,527,395
0.0
2,450,000
(1)
Saudi Government
International Bond,
3.450
%,
02/02/2061 1,729,930
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
500,000  Ukraine Government
International Bond,
7.375
%,
09/25/2034 $ 119,375
0.0
10,400,000  Ukraine Government
International Bond,
7.750
%,
09/01/2027 2,857,400
0.1
1,890,000  Ukraine Government
International Bond,
7.750
%,
09/01/2028 533,453
0.0
850,000  Ukraine Government
International Bond,
7.750
%,
09/01/2029 237,203
0.0
389,000  Ukraine Government
International Bond,
9.750
%,
11/01/2030 112,567
0.0
1,500,000  Ukraine Government
International Bond
regs,
7.750
%,
09/01/2025 448,500
0.0
Total Sovereign Bonds
(Cost $52,196,840)
34,434,462
0.4
PURCHASED OPTIONS
(9)
: 0.0%
Total Purchased
Options
(Cost $2,970,430)
356,528
0.0
Total Long-Term
Investments
(Cost $8,330,583,952)
7,979,536,956
95.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 13.4%
Commercial Paper : 4.4%
3,000,000  American Electric
Power Co., Inc.,
5.990
%,
02/15/2024 2,977,504
0.0
10,000,000  American Electric
Power Co., Inc.,
6.220
%,
01/19/2024 9,967,724
0.1
720,000  American Electric
Power Co., Inc.,
6.240
%,
01/18/2024 717,790
0.0
5,000,000  American Electric
Power Co., Inc.,
6.300
%,
01/16/2024 4,986,222
0.1
12,000,000
Cigna Group,
9.180
%,
01/03/2024 11,990,955
0.1
7,000,000  Dominion Energy, Inc.,
6.110
%,
01/23/2024 6,973,142
0.1
10,000,000  Dominion Energy, Inc.,
6.250
%,
01/17/2024 9,970,981
0.1
21,600,000  Dominion Energy, Inc.,
9.140
%,
01/03/2024 21,583,779
0.3
8,900,000  Duke Energy Co.,
6.220
%,
01/19/2024 8,871,275
0.1
20,800,000  Duke Energy Co.,
6.300
%,
01/16/2024 20,742,686
0.2
20,000,000  Duke Energy Co.,
9.180
%,
01/03/2024 19,984,925
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
1,674,000
Entergy Corp.,
6.070
%,
02/01/2024 $ 1,665,138
0.0
5,000,000
Entergy Corp.,
6.320
%,
01/16/2024 4,986,185
0.1
20,000,000
HP, Inc.,
6.780
%,
01/09/2024 19,966,636
0.2
4,546,000  Keurig Dr. Pepper, Inc.,
6.000
%,
02/14/2024 4,512,629
0.1
16,265,000  Keurig Dr. Pepper, Inc.,
6.780
%,
01/09/2024 16,237,867
0.2
40,000,000  Keurig Dr. Pepper, Inc.,
6.920
%,
01/08/2024 39,939,421
0.5
20,876,000  Keurig Dr. Pepper, Inc.,
8.620
%,
01/04/2024 20,857,112
0.3
12,900,000  McDonald's Corp.,
6.050
%,
02/02/2024 12,829,808
0.2
20,000,000  Old Line Funding, LLC,
5.720
%,
05/01/2024 19,626,039
0.2
8,268,000  ORACLE Corp.,
5.910
%,
03/06/2024 8,180,772
0.1
6,414,000  ORACLE Corp.,
6.060
%,
02/26/2024 6,355,358
0.1
20,000,000  Parker-Hannifin Corp.,
6.030
%,
02/06/2024 19,878,407
0.2
20,000,000  Volkswagen Group,
6.230
%,
01/23/2024 19,921,836
0.2
32,000,000  Volkswagen Group,
6.430
%,
01/16/2024 31,910,008
0.4
25,950,000  Volkswagen Group,
6.850
%,
01/10/2024 25,901,371
0.3
Total Commercial Paper
(Cost $371,681,145)
371,535,570
4.4
Time Deposits : 0.5%
8,920,000
(10)
Canadian Imperial Bank
of Commerce,
5.310
%,
01/02/2024 8,920,000
0.1
8,810,000
(10)
Credit Agricole
Corporate and
Investment Bank,
5.300
%,
01/02/2024 8,810,000
0.1
8,840,000
(10)
Landesbank
Hessen Thueringen
Girozentrale,
5.320
%,
01/02/2024 8,840,000
0.1
8,800,000
(10)
Mizuho Bank Ltd.,
5.320
%,
01/02/2024 8,800,000
0.1
8,780,000
(10)
Royal Bank of Canada,
5.320
%,
01/02/2024 8,780,000
0.1
Total Time Deposits
(Cost $44,150,000)
44,150,000
0.5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 3.8%
10,768,086
(10)
ASL Capital Markets
Inc., Repurchase
Agreement dated
12/29/2023, 5.470%,
due 01/02/2024
(Repurchase Amount
$10,774,541,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.100%-
7.500%, Market Value
plus accrued interest
$10,983,448, due
03/01/28-01/01/54)
$ 10,768,086
0.1
27,953,711
(10)
Bethesda Securities
LLC, Repurchase
Agreement dated
12/29/2023, 5.470%,
due 01/02/2024
(Repurchase Amount
$27,970,468,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-5.881%, Market
Value plus accrued
interest $28,512,785,
due 10/01/27-01/01/57)
27,953,711
0.3
67,407,023
(10)
Cantor Fitzgerald,
Repurchase
Agreement dated
12/29/2023, 5.470%,
due 01/02/2024
(Repurchase Amount
$67,447,430,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.613%, Market Value
plus accrued interest
$68,755,163, due
08/01/25-09/20/73)
67,407,023
0.8
4,670,396
(10)
CF Secured LLC,
Repurchase
Agreement dated
12/29/2023, 5.470%,
due 01/02/2024
(Repurchase
Amount $4,673,196,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$4,763,808, due
04/15/24-10/20/69)
4,670,396
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
33,286,900
(10)
Citadel Securities
LLC, Repurchase
Agreement dated
12/29/2023, 5.480%,
due 01/02/2024
(Repurchase Amount
$33,306,890,
collateralized by various
U.S. Government
Securities, 0.000%-
5.250%, Market Value
plus accrued interest
$33,973,312, due
01/23/24-11/15/53)
$ 33,286,900
0.4
32,537,546
(10)
Mirae Asset Securities
USA Inc., Repurchase
Agreement dated
12/29/2023, 5.500%,
due 01/02/2024
(Repurchase Amount
$32,557,158,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
8.000%, Market Value
plus accrued interest
$33,208,582, due
02/02/24-04/20/71)
32,537,546
0.4
70,000,000
(10)
National Bank
Financial, Repurchase
Agreement dated
12/29/2023, 5.340%,
due 01/02/2024
(Repurchase Amount
$70,040,964,
collateralized by various
U.S. Government
Securities, 0.125%-
4.375%, Market Value
plus accrued interest
$71,400,159, due
01/02/24-09/09/49)
70,000,000
0.8
57,985,496
(10)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
12/29/2023, 5.470%,
due 01/02/2024
(Repurchase Amount
$58,020,256,
collateralized by various
U.S. Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$59,102,634, due
04/15/25-02/15/53)
57,985,496
0.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
12,584,033
(10)
TD Securities (USA)
LLC, Repurchase
Agreement dated
12/29/2023, 5.350%,
due 01/02/2024
(Repurchase Amount
$12,591,411,
collateralized by various
U.S. Government
Agency Obligations,
2.500%-7.000%, Market
Value plus accrued
interest $12,835,714,
due 07/01/37-01/01/54)
$ 12,584,033
0.2
Total Repurchase
Agreements
(Cost $317,193,191)
317,193,191
3.8
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 4.7%
391,247,000
(11)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $391,247,000) $ 391,247,000 4.7
Total Short-Term
Investments
(Cost $1,124,271,336)
1,124,125,761
13.4
Total Investments in
Securities
(Cost $9,454,855,288) $ 9,103,662,717 108.7
Liabilities in Excess of
Other Assets
(726,922,489) (8.7)
Net Assets $ 8,376,740,228 100.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2023.
(3)
Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2023.
(4)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(5)
Represents or includes a TBA transaction.
(6)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(10)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)
Rate shown is the 7-day yield as of December 31, 2023.
Currency Abbreviations:
EUR EU Euro
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
RFUCCT1Y FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 2,446,540,981 $ — $ 2,446,540,981
U.S. Government Agency Obligations — 1,700,627,588 — 1,700,627,588
U.S. Treasury Obligations — 1,330,463,631 — 1,330,463,631
Collateralized Mortgage Obligations — 1,221,119,928 — 1,221,119,928
Asset-Backed Securities — 731,653,868 4,465,597 736,119,465
Commercial Mortgage-Backed Securities — 509,874,373 — 509,874,373
Sovereign Bonds — 34,434,462 — 34,434,462
Purchased Options — 356,528 — 356,528
Short-Term Investments 391,247,000 732,878,761 — 1,124,125,761
Total Investments, at fair value $ 391,247,000 $ 8,707,950,120 $ 4,465,597 $ 9,103,662,717
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps — 3,968,777 — 3,968,777
Forward Premium Swaptions — 243,878 — 243,878
Futures 39,089,472 — — 39,089,472
Total Assets $ 430,336,472 $ 8,712,162,775 $ 4,465,597 $ 9,146,964,844
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (4,566,088) $ — $ (4,566,088)
Forward Foreign Currency Contracts — (23,154) — (23,154)
Forward Premium Swaptions — (45,359) — (45,359)
Futures (10,719,299) — — (10,719,299)
Written Options — (7,258,771) — (7,258,771)
Total Liabilities $ (10,719,299) $ (11,893,372) $ — $ (22,612,671)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2023, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 1,043,877 EUR 965,275 Morgan Stanley Capital Services LLC 02/02/24 $ (23,154)
$ (23,154)
At December 31, 2023, the following futures contracts were outstanding for Voya Intermediate Bond Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 1,241 03/28/24 $ 134,987,836 $ 1,894,640
U.S. Treasury 10-Year Note 542 03/19/24 61,186,719 957,577
U.S. Treasury Long Bond 981 03/19/24 122,563,687 6,227,523
U.S. Treasury Ultra Long Bond 2,588 03/19/24 345,740,625 30,009,732
$ 664,478,867 $ 39,089,472
Short Contracts:
U.S. Treasury 2-Year Note (3,106) 03/28/24 (639,569,078) (1,866,367)
U.S. Treasury Ultra 10-Year Note (1,537) 03/19/24 (181,390,016) (8,852,932)
$ (820,959,094) $ (10,719,299)

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
At December 31, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 28-day MXN TIIE-BANXICO Monthly 9.000 % Monthly 08/14/28 MXN 489,980,000 $ 431,729 $ 431,729
Pay 28-day MXN TIIE-BANXICO Monthly 8.860 Monthly 08/09/28 MXN 493,596,000 276,368 276,368
Pay 1-day Secured Overnight Financing Rate Annual 4.537 Annual 06/20/25 USD 111,690,000 586,383 586,383
Pay 1-day Secured Overnight Financing Rate Annual 4.903 Annual 02/21/25 USD 167,796,400 601,815 601,815
Pay 1-day Secured Overnight Financing Rate Annual 4.450 Annual 06/20/25 USD 171,100,600 756,130 756,130
Receive 1-day Secured Overnight Financing Rate Annual 4.806 Annual 02/20/25 USD 36,705,000 (95,483) (95,483)
Receive 1-day Secured Overnight Financing Rate Annual 4.876 Annual 02/20/25 USD 49,814,000 (163,212) (163,212)
Receive 1-day Secured Overnight Financing Rate Annual 4.807 Annual 06/20/25 USD 49,814,000 (389,372) (389,372)
Receive 1-day Secured Overnight Financing Rate Annual 4.778 Annual 06/20/25 USD 57,681,000 (434,930) (434,930)
Receive 1-day Secured Overnight Financing Rate Annual 4.976 Annual 02/20/25 USD 59,255,000 (251,476) (251,476)
Receive 1-day Secured Overnight Financing Rate Annual 5.062 Annual 02/20/25 USD 63,448,000 (321,860) (321,860)
Receive 1-day Secured Overnight Financing Rate Annual 4.884 Annual 02/20/25 USD 67,121,000 (225,354) (225,354)
Receive 1-day Secured Overnight Financing Rate Annual 4.073 Annual 02/20/25 USD 68,168,000 304,207 304,207
Receive 1-day Secured Overnight Financing Rate Annual 4.986 Annual 02/20/25 USD 71,733,000 (311,404) (311,404)
Receive 1-day Secured Overnight Financing Rate Annual 4.880 Annual 06/20/25 USD 78,655,000 (669,065) (669,065)
Receive 1-day Secured Overnight Financing Rate Annual 4.746 Annual 06/20/25 USD 83,899,000 (606,666) (606,666)
Receive 1-day Secured Overnight Financing Rate Annual 3.559 Annual 02/20/25 USD 107,495,000 1,012,145 1,012,145
Receive 1-day Secured Overnight Financing Rate Annual 4.757 Annual 02/20/25 USD 115,361,000 (245,512) (245,512)
Receive 1-day Secured Overnight Financing Rate Annual 4.669 Annual 06/20/25 USD 131,092,000 (851,754) (851,754)
$ (597,311) $ (597,311)
At December 31, 2023, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call JPY vs. Put USD BNP Paribas 02/27/25 107.500 USD 19,009,400 $ 942,866 $ 62,130
$ 942,866 $ 62,130
At December 31, 2023, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 10-Year Interest
Rate Swap
(1)
BNP Paribas Receive 2.225%
1-day Secured Overnight
Financing Rate 05/16/24 USD 101,802,400 $ 1,102,859 $ 162,738
Call on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Receive 2.213%
1-day Secured Overnight
Financing Rate 05/16/24 USD 84,835,300 924,705 131,660
$ 2,027,564 $ 294,398
At December 31, 2023, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 1-Year Interest
Rate Swap
(2)
Morgan Stanley
Capital Services LLC Pay 3.520%
1-day Secured Overnight
Financing Rate 01/24/24 USD 524,367,000 $ 2,282,308 $ (1,990)
Put on 10-Year Interest
Rate Swap
(1)
BNP Paribas Receive 4.050%
1-day Secured Overnight
Financing Rate 05/16/24 USD 101,802,400 1,102,859 (660,270)
Put on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Receive 4.050%
1-day Secured Overnight
Financing Rate 05/16/24 USD 84,835,300 924,705 (550,225)
Put on 1-Year Interest
Rate Swap
(1)
Morgan Stanley
Capital Services LLC Receive 3.520%
1-day Secured Overnight
Financing Rate 01/24/24 USD 524,367,000 2,282,307 (6,046,286)
$ 6,592,179 $ (7,258,771)
At December 31, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 39,935,000 $ (6,988,625) $ 121,842

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.700% Receive
1-day Secured Overnight
Financing Rate 05/28/27 USD 66,490,400 $ (11,768,801) $ 122,036
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 61,700,000 (11,106,000) (45,359)
$ (29,863,426) $ 198,519
(1)
Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
EUR
—
EU Euro
MXN
—
Mexican Peso
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 142,289,535
Gross Unrealized Depreciation (493,482,106)
Net Unrealized Depreciation $ (351,192,571)